As filed with the Securities and Exchange Commission on January 27, 1997


                                                      Registration Nos.  33-8214
                                                                        811-4813
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                         Pre-Effective Amendment No.                       |_|

                       Post-Effective Amendment No. 79                     |X|

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                              Amendment No. 82                             |X|
                        (Check appropriate box or boxes.)
                               ------------------

                     Standish, Ayer & Wood Investment Trust
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 375-1760

                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

        |X|     Immediately upon filing pursuant to Rule 485(b)

        |_|     On [Date] pursuant to Rule 485(b)

        |_|     60 days after filing pursuant to Rule 485(a)(1)

        |_|     0n [Date] pursuant to Rule 485(a)(1)

        |_|     75 days after filing pursuant to Rule 485(a)(2)

        |_|     0n [Date] pursuant to Rule 485(a)(2)

         The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for series of the Registrant with fiscal years ended September 30, 1996 was filed on November 29, 1996.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                  Cross-Reference Sheet Pursuant to Rule 495(a)

Part A                                      Prospectus
Form Item                                   Cross-Reference
---------                                   ---------------

Item 1.     Cover Page                      Cover Page

Item 2.     Synopsis                        "Expense Information"

Item 3.     Condensed Financial             "Financial Highlights"
              Information

Item 4.     General Description             Cover Page, "The Fund
              of Registrant                 and Its Shares" and "Investment
                                            Objective and Policies"

Item 5.     Management of the Fund          "Management" and "Custodian,
                                            Transfer Agent and Dividend
                                            Disbursing Agent"

Item 6.     Capital Stock and               "The Fund and Its Shares",
              Other Securities              "Purchase of Shares",
                                            "Redemption of Shares", "Dividends
                                            and Distributions" and "Federal
                                            Income Taxes"

Item 7.     Purchase of Securities          Cover Page and "Purchase of
              Being Offered                 Shares"

Item 8.     Redemption or Repurchase        "Redemption of Shares"

Item 9.     Pending Legal Proceedings       Not Applicable

                                            Statement of Additional
Part B                                      Information Cross-
Form Item                                   Reference
---------                                   ---------------

Item 10.    Cover Page                      Cover Page

Item 11.    Table of Contents               "Contents"

Item 12.    General Information             Not Applicable
              and History

Item 13.    Investment Objectives           "Investment Objective and
              and Policies                  and Policies" and "Investment
                                            Restrictions"

Item 14.    Management of the Fund          "Management"

Item 15.    Control Persons and             "Management"
              Principal Holders
              of Securities

Item 16.    Investment Advisory and         "Management"
              Other Services

Item 17.    Brokerage Allocation            "Portfolio Transactions"

Item 18.    Capital Stock and               "The Fund and Its Shares"
              Other Securities

Item 19.    Purchase, Redemption            "Redemption of Shares" and
              and Pricing of                "Determination of Net Asset
              Securities Being Offered      Value"

Item 20.    Tax Status                      "Taxation"

Item 21.    Underwriters                    Not Applicable

Item 22.    Calculation of                  "Calculation of Performance
              Performance Data              Data"

Item 23.    Financial Statements            "Experts and Financial Statements"
                                            and "Financial Statements"

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   Standish Intermediate Tax Exempt Bond Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                       Standish Tax-Sensitive Equity Fund

                  Cross-Reference Sheet Pursuant to Rule 495(a)

Part A                                            Prospectus
Form Item                                         Cross-Reference
---------                                         ---------------

Item 1.    Cover Page                      Cover Page

Item 2.    Synopsis                        "Expense Information"

Item 3.    Condensed Financial             "Financial Highlights"
                                           Information

Item 4.    General Description             Cover Page, "The Fund
             of Registrant                 and Its Shares" and "Investment
                                           Objective and Policies"

Item 5.    Management of the Fund          "Management" and "Custodian,
                                           Transfer Agent and Dividend
                                           Disbursing Agent"

Item 6.    Capital Stock and               "The Fund and Its Shares",
             Other Securities              "Purchase of Shares",
                                           "Redemption of Shares", "Dividends
                                           and Distributions" and "Federal
                                           Income Taxes"

Item 7.    Purchase of Securities          Cover Page and "Purchase of
             Being Offered                 Shares"

Item 8.    Redemption or Repurchase        "Redemption of Shares"

Item 9.    Pending Legal Proceedings       Not Applicable

                                           Statement of Additional
Part B                                     Information Cross-
Form Item                                  Reference
---------                                  ---------------

Item 10.   Cover Page                      Cover Page

Item 11.    Table of Contents              "Contents"

Item 12.   General Information
             and History                   Not Applicable

Item 13.   Investment Objectives           "Investment Objective and
           and Policies                    and Policies" and "Investment
                                           Restrictions"

Item 14.   Management of the Fund          "Management"

Item 15.   Control Persons and             "Management"
             Principal Holders
             of Securities

Item 16.   Investment Advisory and         "Management"
             Other Services

Item 17.   Brokerage Allocation            "Portfolio Transactions"

Item 18.   Capital Stock and               "The Fund and Its Shares"
             Other Securities

Item 19.   Purchase, Redemption            "Redemption of Shares" and
             and Pricing of Securities     "Determination of Net Asset
             Being Offered                 Value"

Item 20.   Tax Status                      "Taxation"

Item 21.   Underwriters                    Not Applicable

Item 22.   Calculation of                  "Calculation of Performance
             Performance Data              Data"

Item 23.   Financial Statements            "Experts and Financial Statements"

Prospectus dated January 27, 1997





                                   PROSPECTUS
            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 221-4795


     Standish Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") is one fund in the Standish, Ayer & Wood family of funds. The Fund is organized as a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"), an open-end management investment company.
     The Fund is designed for Massachusetts investors in the upper income tax brackets who are seeking a higher level of Massachusetts and federally tax-free income than is normally provided by short-term investments, and more price stability than investments in long-term municipal bonds. The Fund's investment objective is to provide a high level of interest income exempt from Massachusetts and federal income taxes, while seeking preservation of shareholders' capital, through investing the Fund's assets in investment grade intermediate-term municipal securities. Municipal bonds in which the Fund invests will be rated, at the time of investment, within the four highest ratings by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, determined by Standish, Ayer & Wood, Inc. (the "Adviser"), the Fund's investment adviser, to be of comparable credit quality to the securities so rated. See "Investment Objective and Policies."
     Investors may purchase shares of the Fund from the Trust's principal underwriter, Standish Fund Distributors, L.P. (the "Principal Underwriter"), at the address and phone number listed above without a sales commission or other transaction charges. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.
     This Prospectus is intended to set forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. Additional information about the Fund and the Trust is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing to the Principal Underwriter at the telephone number or address listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.
     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN SHARES OF THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                    CONTENTS
Expense Information........................................2

Financial Highlights.......................................3

Investment Objectives and Policies.........................4

Risk Factors and Suitability ..............................7

Calculation of Performance Data............................8

Dividends and Distributions................................8

Purchase of Shares.........................................8

Exchange of Shares.........................................9

Redemption of Shares.......................................9

Management................................................10

Federal Income Taxes......................................11

Massachusetts Income Taxes................................12

The Fund and Its Shares...................................12

Custodian, Transfer Agent and Dividend Disbursing Agent...13

Independent Accountants...................................13

Legal Counsel.............................................13

Appendix..................................................14

Tax Certification Instructions............................15

                             EXPENSE INFORMATION


Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases                               None

Maximum Sales Load Imposed on Reinvested Dividends                    None

Deferred Sales Load                                                   None

Redemption Fees                                                       None




Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees (after expense limitation)                            0.32%

12b-1 Fees                                                            None

Other Expenses                                                        0.33%

Total Fund Operating Expenses (after expense limitation)              0.65%

Example                                                              1 yr.           3 yrs.            5 yrs.           10 yrs.
-------                                                              -----           ------            ------           -------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end
  of each time period:                                               $7              $21               $36              $81


     The purpose of the above table is to assist the investor in understanding the various costs and expenses of the Fund that an investor in the Fund will bear directly or indirectly. See "Management -- Investment Adviser" and "Management -- Expenses." The figure shown in the caption "Other Expenses," which includes, among other things, custodian and transfer agent fees, registration costs and payments for insurance and audit and legal services, is based upon expenses for the fiscal year ended September 30, 1996, during which time the Adviser did not impose a portion of its fee. On February 9, 1996, the Fund changed its fiscal year end from December 31 to September 30.
     *The Adviser has voluntarily agreed to limit Total Fund Operating Expenses of the Fund (excluding brokerage commissions, taxes, litigation, indemnification, and other extraordinary expenses) to 0.65% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by the Adviser at any time. In the absence of such agreement, the Management Fees and the Total Fund Operating Expenses would have been 0.40% and 0.73%, respectively, for the fiscal year ended September 30, 1996.
     THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN OF GREATER OR LESS THAN 5%.

                              FINANCIAL HIGHLIGHTS
     The financial highlights for the years ended December 31, 1993, 1994 and 1995 and September 30, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report, together with the financial statements of the Fund, is incorporated into the Statement of Additional Information.

                                                   Nine Months Ended                                         November 2, 1992
                                                   September 30, 1996         Year Ended December 31,       (start of business) to
                                                                      -------------------------------------
                                                                         1995         1994         1993     December 31, 1992*
                                                        -----------   -----------  -----------  ----------- ------------

     Net asset value - beginning of period                  $21.02        $19.55       $21.31       $20.32      $20.00

Income from investment operations

     Net investment income **                                 0.74          0.94         0.94         0.92        0.13
     Net realized and unrealized gain (loss)                 (0.39)         1.47        (1.75)        1.13        0.32
                                                            --------   -----------  -----------  ----------- -----------
     Total from investment operations                         0.35          2.41        (0.81)        2.05        0.45
                                                            --------   -----------  -----------  ----------- -----------

Less distributions declared to shareholders

     From net investment income                              (0.74)        (0.94)       (0.94)       (0.92)      (0.13)
     From realized capital gains                              -             -           (0.01)       (0.14)       -
                                                            --------   -----------  -----------  ----------- -----------
     Total distributions declared to shareholders            (0.74)        (0.94)       (0.95)       (1.06)      (0.13)
                                                            --------   -----------  -----------  ----------- -----------

     Net asset value - end of period                        $20.63        $21.02       $19.55       $21.31      $20.32
                                                            ========   ===========  ===========  =========== ===========

Total return                                                  1.70%        12.64%       (3.84%)      10.24%      13.85t

Net assets at end of period (000 omitted)                   $32,136       $32,565      $27,776      $29,627      $6,537

Ratios (to average net assets)/Supplemental Data

     Expenses **                                              0.65%t         0.65%        0.65%        0.65%       0.65t
     Net investment income **                                 4.78%t         4.71%        4.67%        4.35%       4.05t

Portfolio turnover                                             35%x            77%          84%          94%         31%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.72         $0.95        $0.91        $0.86       $0.11
       Ratios (to average net assets):
         Expenses                                               0.73%t         0.72%        0.78%        0.95%       1.37t
         Net investment income                                  4.70%t         4.64%        4.54%        4.05%       3.33t

*    Audited by other auditors
t    Computed on an annualized basis
x    Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation



     Further information about the performance of the Fund is contained in the Fund's Annual Report, which may be obtained from the Principal Underwriter without charge.

                        INVESTMENT OBJECTIVE AND POLICIES
     The investment objective of the Fund is to provide a high level of interest income exempt from Massachusetts and federal income taxes, while seeking preservation of shareholders' capital, through investing the Fund's assets in investment grade intermediate-term municipal securities. The Fund seeks to achieve its objective by investing in a non-diversified portfolio of municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes and is exempt from Massachusetts personal income tax ("Massachusetts Municipal Securities"). Because of the uncertainty inherent in all investments, no assurance can be given that the Fund will achieve its investment objective. The investment objective of the Fund is a fundamental policy which may not be changed without shareholder approval.
     Although the Fund may invest in investment grade Massachusetts Municipal Securities, it intends to emphasize high quality intermediate-term Massachusetts Municipal Securities. The dollar-weighted average effective maturity of the Fund's portfolio will be in a range of three to ten years. However, the Fund may purchase individual securities with effective maturities which are outside of this range. Generally, a mutual fund with an average maturity longer than the Fund will tend to have a higher yield, but will exhibit greater share price volatility; a fund with a shorter maturity will have a lower yield but will offer more price stability. The Fund's emphasis on high quality intermediate-term securities is expected to limit its share price volatility. Because the Fund holds investment grade municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities.
     The Fund may invest, without percentage limitations, in municipal bonds rated at the time of purchase within one of the four highest municipal ratings by Moody's (Aaa, Aa, A, Baa), S&P (AAA, AA, A, BBB) or Fitch (AAA, AA, A, BBB) or, if not rated, determined by the Adviser to be of comparable credit quality to the securities so rated. The Fund may invest in municipal notes rated MIG-1 or MIG-2 by Moody's or at least SP-1 or SP-2 by S&P or in municipal notes that are not rated, provided that, in the opinion of the Adviser, such notes are of comparable credit quality. In the case of a security that is rated differently by two or more rating services, the higher rating is used; provided, however, all securities purchased must also meet the credit standards of the Adviser. Securities rated Baa by Moody's or BBB by S&P or Fitch may have some speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make interest payments and repay principal than is the case with higher grade securities. Prior to acquiring unrated securities, the Adviser considers the terms of the offering and various other factors in order to initially determine whether the securities are consistent with the Fund's investment objective and policies and thereafter to determine the issuer's comparative credit rating. In the event the rating on a security held in the Fund's portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in a sale of the security. A description of the ratings is contained in the Appendix to this Prospectus.

     The Fund is a non-diversified investment company so that, as a fundamental investment policy, with respect to 50% of the Fund's total assets, the Fund may not invest more than 5% of the value of its total assets in securities of any one issuer or acquire more than 10% of the voting securities of an issuer. This limitation does not apply to investments issued or guaranteed by the U.S. Government or its agencies or instrumentalities and does not apply to the other 50% of the Fund's total assets. In order to qualify as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must, among other requirements, not invest more than 25% of its total assets in the securities of a single issuer as of the close of each quarter of its taxable year. See "Federal and Massachusetts Income Taxes."
     Although it is authorized to do so, the Fund does not expect to invest more than 25% of its total assets in any one of the following sectors of the municipal securities market: hospitals, ports, airports, colleges and universities, turnpikes and toll roads, housing bonds, lease rental bonds, industrial revenue bonds or pollution control bonds. For the purposes of this limitation, securities whose credit is enhanced by bond insurance, letters of credit or other means are not considered to belong to a particular sector.
     As a fundamental policy, at least 80% of the Fund's net assets will normally be invested in Massachusetts Municipal Securities and, during normal market conditions, at least 65% of the Fund's net assets will be invested in municipal bonds. There may be certain occasions, however, during which more than 20% of the Fund's net assets may be invested in other instruments. In unusual circumstances, as a temporary defensive measure, the Fund may invest in taxable, fixed income obligations and/or municipal securities other than Massachusetts Municipal Securities, when the Adviser believes that market conditions, such as rising interest rates or other adverse factors, would cause serious erosion of portfolio value. In addition, the Fund may also invest up to 20% of its net assets in taxable, fixed income obligations and/or municipal securities other than Massachusetts Municipal Securities when there is a yield disparity between these other instruments and Massachusetts Municipal Securities on an after tax basis. These other investments will generally be of comparable credit quality and maturity to the Massachusetts Municipal Securities in which the Fund invests and will be limited primarily to obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; investment grade corporate debt securities; municipal securities other than Massachusetts Municipal Securities; prime commercial paper; certain certificates of deposit of domestic banks; and repurchase agreements, secured by U.S. Government securities, with maturities not in excess of seven days. To the extent that income dividends include income from taxable sources, a portion of a shareholder's dividend income will be subject to federal and/or Massachusetts tax. See "Federal and Massachusetts Income Taxes."
     Municipal securities include debt obligations issued to obtain funds for various public purposes, including the construction of a variety of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities or bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial revenue bonds are, or have been under prior law, issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution
control  facilities  and  certain  local  facilities  for  water  supply,   gas,
electricity, or sewage and solid waste disposal. Some of these bonds may be "private activity bonds," the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. Such bonds are sometimes referred to as "AMT Bonds" and are treated as taxable obligations for the purposes of the Fund's policies. See "Federal and Massachusetts Income Taxes."
     Municipal bonds are issued in order to meet long-term capital needs and generally have maturities of more than one year when issued. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues derived from a particular project or facility and are generally dependent solely on a specific revenue source. Industrial revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Assessment bonds, which are issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered to belong to either category. There are, of course, other variations in the safety of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The Fund is not limited with respect to the categories of municipal securities it may acquire.
     Municipal securities also include municipal notes, which are generally issued to satisfy short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in variable rate demand instruments, which are securities with long stated maturities, but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par, which provides stability to the portfolio while earning market yields. For federal income tax purposes, the income earned from municipal securities may be entirely tax free, taxable or subject only to the federal alternative minimum tax.


Strategic Transactions
     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.

     In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.
     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. Distributions by the Fund of any net income or gains from its Strategic Transactions will be taxable to investors. Further information concerning the Fund's Strategic Transactions is set forth in the Statement of Additional Information.

When-Issued Securities and "Delayed Delivery" Securities
     The Fund may commit up to 40% of its net assets to purchase securities on a "when-issued" or "delayed delivery" basis, but will only do so with the intention of actually acquiring the securities. The payment obligation and the interest rate on these securities will be fixed at the time the Fund enters into the commitment, but no income will accrue to the Fund until they are delivered and paid for. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid securities assets equal to the amount of the Fund's commitment will be segregated with the custodian for the Fund to secure the Fund's obligation and to ensure that it is not leveraged. The market value of the securities when they are delivered may be less than the amount paid by the Fund. The Fund may sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

Repurchase Agreements
     The Fund may invest up to 15% of its net assets in repurchase agreements under normal circumstances. Repurchase agreements acquired by the Fund will always be fully collateralized as to principal and interest by money market instruments and will be entered into only with commercial banks, brokers and dealers considered creditworthy by the Adviser. If the other party or "seller" of a repurchase agreement defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. Distributions by the Fund of any income from repurchase agreements will be taxable to investors.

Stand-By Commitments and Other Puts
     To facilitate liquidity, the Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no additional cost to the Fund, but may, however, reduce the yields available on securities subject to stand-by commitments.


Third Party Puts
     The Fund may also purchase long-term fixed rate bonds which have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender or put its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features. The financial institution granting the put option does not provide credit enhancement, and typically, if there is a default on or significant downgrading of the bond, or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond. These third party puts will not be considered to shorten the Fund's maturity.


Investment Restrictions
     The Fund has adopted certain fundamental policies which may not be changed without the approval of the Fund's shareholders. These policies provide, among other things, that the Fund may not: (i) invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer (in determining the issuer of a tax-exempt security, identification of the issuer will be based upon a determination of the source of assets and revenues committed to meeting interest and principal payments of each security); (ii) issue senior securities, borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the Fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets; (iii) lend portfolio securities, except that the Fund may enter into repurchase agreements which are terminable within seven days; or (iv) invest more than an aggregate of 15% of the net assets of the Fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.

     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction. Certain non-fundamental policies and additional fundamental policies adopted by the Fund are described in the Statement of Additional Information.
                          RISK FACTORS AND SUITABILITY
     The Fund is designed for investors in the upper income tax brackets who are seeking a higher level of Massachusetts and federal tax-free income than is normally provided by tax-free money market or other short-term investments and more price stability than investments in long-term municipal bonds. The Fund may also be suitable for other investors, depending upon their investment goals and financial and tax positions. Generally, a mutual fund with an average maturity longer than the Fund will tend to have a higher yield, but will exhibit greater share price volatility; a fund with a shorter maturity will have a lower yield but will offer more price stability. The Fund's emphasis on high quality securities is expected to limit its share price volatility.
     The classification of the Fund under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to certain limitations under the Code. Because of the relatively small number of issues of Massachusetts obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of municipal obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Massachusetts issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Massachusetts Municipal Securities for the Fund to achieve its objective of providing income exempt from Massachusetts taxes.
     The market value of the Fund's investments will change in response to changes in interest rates and other factors. During periods of falling interest rates, the values of long-term fixed-income securities generally rise.
Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating services in their ratings of tax-exempt securities and in the ability of an issuer to make payments of interest and repayments of principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from those securities but will affect the Fund's net asset value.


Certain Risk Considerations Relating to Massachusetts
     The Fund is non-diversified and invests primarily in securities issued by The Commonwealth of Massachusetts, its political subdivisions, including cities and towns, and its public authorities. Therefore, the economic and financial condition of the Commonwealth and its authorities and municipalities will have a significant impact on the Fund's net asset value, yield and investment performance. The availability of federal funds may affect the economic and financial condition of the Commonwealth.

     In the late 1980s, The Commonwealth of Massachusetts began to suffer a period of economic decline. Key sections of the economy, such as real estate, construction, banking and financial services, high technology and defense related industries either contracted or grew at very slow rates. Consequently, personal income growth slowed and employment declined. By 1990, the Commonwealth's unemployment rate significantly exceeded the national average. In turn, these economic factors contributed to considerable financial problems for the Commonwealth. Over the period 1987-1990, tax revenues failed to meet budgeted forecasts and spending in several major expenditure categories grew at relatively high rates. Sizeable operating deficits occurred in each of these years, and the Commonwealth at times covered the deficits by borrowing funds in the capital markets. During 1989-1990, Moody's and S&P downgraded their credit ratings on Massachusetts' bonds from Aa and AA+ to Baa and BBB, respectively.
     In fiscal year 1991, a combination of tax rate increases and tightened expenditure controls helped to stabilize the Commonwealth's financial condition. State government closed the year with a modest operating loss. Fiscal year 1992 financial reports showed a small surplus. In response to the improvement in financial operations, Moody's and S&P upgraded the Commonwealth's general obligation bonds to A. During the two most recent fiscal years, 1994 and 1995, economic conditions have generally stabilized, although some sectors remain weak. Financial operations also appear to have stabilized. Currently, the rating assigned to the Commonwealth's general obligation bonds by Moody's is A1 and the comparable rating assigned by S&P is A+. Fitch's current rating for the Commonwealth's general obligation bonds is A+. However, the Commonwealth's debt ratios are high relative to other states, and state government has amassed a large unfunded pension liability. Over the course of time, downturns in economic and financial conditions are likely to recur.
     The financial position of the Commonwealth may have an impact on other issuers of tax-exempt obligations who receive support from the Commonwealth including municipalities and various public agencies. The Commonwealth may also choose to implement regulations which could affect the financial condition of issuers of tax-exempt securities. For example, changes to laws which regulate rate setting procedures for health care providers in Massachusetts which were enacted in 1992 may prove detrimental to some hospitals.
     Proposition 2 1/2 is a property tax limitation initiative passed by Massachusetts voters in 1980. In general, Proposition 2 1/2 constrains the ability of cities and town to raise property tax revenues, virtually the only local-source revenue available, and this may lead to adverse consequences on the financial condition of some municipalities. Under Proposition 2 1/2, many cities and towns were required to reduce their property tax levies to a stated percentage of the full and fair cash value of their taxable real estate and personal property. It limited the amount by which the total property taxes assessed by all cities and towns may increase from year to year.

     Limitations on Commonwealth tax revenues have been established both by legislation enacted in 1986 and by public approval of an initiative petition in 1986. The two measures are inconsistent in several respects, including the methods of calculating the limits and the exclusions from the limits. The initiative petition, which took effect on December 4, 1986, contains no exclusion for debt service on municipal obligations of the Commonwealth. Commonwealth tax revenues in fiscal years subsequent to passage of the initiative were lower than the limit set by either the initiative petition or the legislative enactment. The Executive Office for Administration and Finance of the Commonwealth has estimated that Commonwealth tax revenues will not reach the limit imposed by either the initiative petition or the legislative enactment in fiscal year 1995.
     Massachusetts Municipal Securities also include obligations of the governments of Puerto Rico, the Virgin Islands and Guam to the extent that interest on these obligations is exempt from Massachusetts state personal income tax. The Fund will not invest more than 10% of its net assets in the obligations of each of the Virgin Islands and Guam, but may invest without limitation in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from 1984 thorough 1989, the rate of this expansion slowed in 1990 and remains weak. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted rate of unemployment for February 1995 was approximately 12.3%.
                         CALCULATION OF PERFORMANCE DATA
     From time to time the Fund may advertise its yield, tax equivalent yield and total return, all of which are based on historical earnings and are not intended to indicate future performance. The "total return" of the Fund refers to the average annual compounded rates of return over 1, 5 and 10-year periods (or any shorter period since inception) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period.
     The "yield" of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.
     Tax equivalent yield demonstrates the yield from a taxable investment necessary to produce an after-tax yield equivalent to that of a fund which invests primarily in tax-exempt obligations. It is computed by dividing the tax-exempt portion of the Fund's yield (calculated as indicated below) by one, minus a stated income tax rate that reflects combined federal and Massachusetts income tax rates (assuming full deductibility of Massachusetts income taxes on the investor's federal income tax return and adding the product to the taxable portion (if any) of the Fund's yield.

                         TAXABLE EQUIVALENT YIELD TABLE

Combined
Federal
and MA                 Taxable Equivalent Rates Based on
Marginal                     Tax-Exempt Yield of:
Tax Rate*    4%      5%      6%      7%      8%        9%      10%
--------------------------------------------------------------------------------
39.28%      6.59%   8.23%   9.88%   11.53%  13.18%   14.82%   16.47%
43.68%      7.10%   8.88%  10.65%   12.43%  14.20%   15.98%   17.76%
46.85%      7.53%   9.41%  11.29%   13.17%  15.05%   16.93%   18.81%
*Assuming a Massachusetts tax rate of 12% and federal tax rates of 31%, 36% and 39.6%, respectively.


     From time to time, the Fund may compare its performance with that of other mutual funds with similar investment objectives, to bond and other relevant indices, and to performance rankings prepared by recognized mutual fund statistical services. In addition, the Fund's performance may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity.
                           DIVIDENDS AND DISTRIBUTIONS
     Dividends on shares of the Fund from net investment income will be declared daily and distributed monthly. Dividends from short-term and long-term capital gains, if any, after reduction by capital losses, will be declared and distributed at least annually. Dividends from net investment income and capital gains distributions, if any, are automatically reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.
                               PURCHASE OF SHARES
     Shares of the Fund may be purchased directly from the Principal Underwriter, which offers the Fund's shares to the public on a continuous basis. Shares are sold at the net asset value per share next computed after the purchase order is received in good order by the Principal Underwriter and payment for the shares is received by the Fund's custodian. Please see the Fund's account application or call the Principal Underwriter for instructions on how to make payment of shares to the Fund's custodian. Unless waived by the Fund, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $5,000.
     Shares of the Fund may also be purchased through securities dealers. Orders for the purchase of Fund shares received by dealers by the close of regular trading on the New York Stock Exchange on any business day and transmitted to the Principal Underwriter or its agent by the close of its business day (normally 4:00 p.m., New York City time) will be effected as of the close of regular trading on the New York Stock Exchange on that day, provided that payment for the shares is also received by the Fund's custodian on that day. Otherwise, orders will be effected at the net asset value per share determined on the next business day. It is the responsibility of dealers to transmit orders so that they will be received by the Principal Underwriter before the close of its business day. Shares of the Fund purchased through dealers may be subject to transaction fees, no part of which will be received by the Fund, the Principal Underwriter or the Adviser.

     The Fund's net asset value per share is computed each day on which the New York Stock Exchange is open as of the close of regular trading (normally 4:00 p.m., New York City time). The net asset value per share is calculated by determining the value of all the Fund's assets, subtracting all liabilities and dividing the result by the total number of shares outstanding. Municipal securities are valued by the Adviser or by an independent pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The Fund believes that reliable market quotations for municipal securities are generally not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the valuations made by the Adviser or provided by such pricing service will be based upon fair value determined on the basis of the factors listed above (which also include the use of yield equivalents or matrix pricing). Taxable securities are valued at the last sale prices, on the valuation day, on the exchange or national securities market on which they are primarily traded; taxable securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid prices. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Trustees. Money market instruments with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the Fund acquires a money market instrument with more than 60 days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon its value on such date unless the Trustees determine during such 60-day period that amortized cost does not represent fair value.
     In the sole discretion of the Adviser, the Fund may accept securities instead of cash for the purchase of shares of the Fund. The Adviser will determine that any securities acquired in this manner are consistent with the investment objective, policies and restrictions of the Fund. The securities will be valued in the manner stated above. The purchase of shares of the Fund for securities instead of cash may cause an investor who contributed them to realize a taxable gain or loss with respect to the securities transferred to the Fund.
     The Trust reserves the right in its sole discretion (i) to suspend the offering of the Fund's shares, (ii) to reject purchase orders when in the best interest of the Fund and (iii) to modify or eliminate the minimum initial investment in Fund shares. The Fund's investment minimums do not apply to accounts for which the Adviser or any of its affiliates serves as investment adviser or to employees of the Adviser or any of its affiliates or to members of such persons' immediate families. The Fund's investment minimums apply to the aggregate value invested in omnibus accounts rather than to the investment of the underlying participants in such omnibus accounts.
                               EXCHANGE OF SHARES
     Shares of the Fund may be exchanged for shares of one or more other funds in the Standish, Ayer & Wood family of funds. Shares of the Fund redeemed in an exchange transaction are valued at their net asset value next determined after the exchange request is received by the Principal Underwriter or its agent. Shares of a fund purchased in an exchange transaction are sold at their net asset value next determined after the exchange request is received by the Principal Underwriter or its agent and payment for the shares is received by the fund into which your shares are to be exchanged. Until receipt of the purchase price by the fund into which your shares are to be exchanged (which may take up to three business days), your money will not be invested. To obtain a current prospectus for any of the other funds in the Standish, Ayer & Wood family of funds, please call the Principal Underwriter at (800) 221-4795. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.

 Written Exchanges
     Shares  of the Fund may be  exchanged  by  written  order to the  Principal
Underwriter, One Financial Center, Boston, Massachusetts 02111. A written exchange request must (a) state the name of the current Fund, (b) state the name of the fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as listed under "Written Redemption" below.

Telephonic Exchanges
     Shareholders who elect telephonic privileges may exchange shares by calling the Principal Underwriter at (800) 221-4795. Telephonic privileges are not available to shareholders automatically. Proper identification will be required for each telephonic exchange. Please see "Telephone Transactions" below for more information regarding telephonic transactions.

General Exchange Information
     All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be available for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund have been received by the Fund's custodian. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.
                              REDEMPTION OF SHARES
     Shares of the Fund may be redeemed by any of the methods described below at the net asset value per share next determined after receipt by the Principal Underwriter or its agent of a redemption request in proper form. Redemptions will not be processed until a completed Share Purchase Application and payment for the shares to be redeemed have been received.

 Written Redemption
     Shares of the Fund may be redeemed by written order to the Principal Underwriter, One Financial Center, 26th Floor, Boston, Massachusetts 02111. A written redemption request must (a) state the name of the Fund and the number of shares or the dollar amount to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program or by any one of the following institutions, provided that such institution meets credit standards established by Investors Bank & Trust Company, the Fund's transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or
(v) a national securities exchange, a registered securities exchange or a clearing agency. Additional supporting documents may be required in the case of estates, trusts, corporations, partnerships and other shareholders that are not individuals. Redemption proceeds will normally be paid by check mailed within three business days of receipt by the Principal Underwriter of a written redemption request in proper form. If shares to be redeemed were recently purchased by check, the Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days in the case of payments made by check.

Telephonic Redemption
     Shareholders who elect telephonic privileges may redeem shares by calling the Principal Underwriter at (800) 221-4795. Telephonic privileges are not available to shareholders automatically. Redemption proceeds will be mailed or wired in accordance with the shareholder's instruction on the account application to a pre-designated account. Redemption proceeds will normally be paid promptly after receipt of telephonic instructions, but no later than three business days thereafter, except as described above for shares purchased by check. Redemption proceeds will be sent only by check payable to the shareholder of record at the address of record, unless the shareholder has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee, and additional documentation in the case of shares held by a corporation or other entity or by a fiduciary such as a trustee or executor. Wire charges, if any, will be deducted from redemption proceeds. Proper identification will be required for each telephonic redemption.

Repurchase Order
     In addition to telephonic and written redemption of Fund shares, the Principal Underwriter may accept telephone orders from brokers or dealers for the repurchase of Fund shares. The repurchase price is the net asset value per share next determined after receipt of the repurchase order by the Principal Underwriter and the payment for the shares by the Fund's custodian. Brokers and dealers are obligated to transmit repurchase orders to the Principal Underwriter prior to the close of the Principal Underwriter's business day (normally 4:00 p.m.). Brokers and dealers may charge for their services in connection with a repurchase of Fund shares, but neither the Fund nor the Principal Underwriter imposes a charge for share repurchases.

Telephone Transactions
     By maintaining an account that is eligible for telephonic exchange and redemption privileges, the shareholder authorizes the Adviser, the Principal Underwriter, the Fund and the Fund's custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the shareholder acknowledges that, as long as the Fund employs reasonable procedures to confirm that telephonic instructions are genuine, and follows telephonic instructions that it reasonably believes to be genuine, neither the Adviser, nor the Principal Underwriter, nor the Trust, nor the Fund, nor the Fund's custodian, nor their respective officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephonic redemption or exchange, even if such transaction results from any fraudulent or unauthorized instructions. Depending upon the circumstances, the Fund intends to employ personal identification or written confirmation of transactions procedures, and if it does not, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded. Shareholders may experience delays in exercising telephone transaction privileges during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, shareholders may wish to consider transmitting redemption and exchange requests in writing.
                                                    * * * *
     The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the Fund's portfolio investments at the time of redemption or repurchase. The Fund intends to pay cash for all shares redeemed, but under certain conditions, the Fund may make payments wholly or partially in portfolio securities.
     Because of the cost of maintaining shareholder accounts, the Fund may redeem, at net asset value, the shares in any account which has a value of less than $10,000 as a result of redemptions or transfers. Before doing so, the Fund will notify the shareholder that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the account to at least $10,000. The Fund may eliminate duplicate mailings of Fund materials to shareholders that have the same address of record.
                                   MANAGEMENT


Trustees
     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of The Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.

Investment Adviser
     Standish, Ayer & Wood, Inc. (the "Adviser"), One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to the Fund pursuant to an investment advisory agreement and manages the Fund's investments and affairs subject to the supervision of the Trustees of the Trust. The Adviser is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940.
     The Adviser provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. The Adviser or its affiliate, Standish International Management Company, L.P. ("SIMCO"), serves as the investment adviser to each of the funds in the Standish, Ayer & Wood family of funds.
     Corporate pension funds are the largest asset under active management by Standish. Standish's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of December 31, 1996, Standish managed approximately $30.6 billion in assets.
     The Fund's portfolio managers are Maria D. Furman and Raymond J. Kubiak, who have been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in November, 1992. During the past five years, Ms. Furman has served as a Director and Vice President of the Adviser and Mr.
Kubiak has been a Vice President of the Adviser.

     Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund, administers the affairs of the Fund and permits the Fund to use the name "Standish." For these services, the Fund pays a fee monthly at the annual rate of 0.40% of average daily net assets. The Adviser has voluntarily agreed to limit the Fund's aggregate annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so. If the expense limit is exceeded, the compensation due the Adviser for such fiscal year shall be proportionately reduced by the amount of such excess by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month, subject to readjustment during the fiscal year. For the fiscal period ended September 30, 1996, the advisory fees paid to the Adviser totalled $98,478. During this period the Adviser voluntarily agreed not to impose $20,375 of its fee.


Expenses
     The Fund bears all expenses of its operations other than those incurred by the Adviser under the investment advisory agreement. Among other expenses, the Fund will pay investment advisory fees; bookkeeping, share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of prospectuses, statements of additional information and shareholder reports which are furnished to shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Principal Underwriter bears without subsequent reimbursement the distribution expenses attributable to the offering and sale of Fund shares. Expenses of the Trust which relate to more than one series are allocated among such series by the Adviser and SIMCO in an equitable manner, primarily on the basis of relative net asset values. For the fiscal period ended September 30, 1996, expenses borne by the Fund amounted to $159,139 which represented 0.65% of the Fund's average daily net assets after an expense reduction of $20,375.


Portfolio Transactions
     It is not anticipated that the Fund will incur a significant amount of brokerage expenses because municipal securities are generally traded on a "net" basis in principal transactions without the addition or deduction of brokerage commissions or transfer taxes. Subject to the supervision of the Trustees of the Trust, the Adviser selects the brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund. The Adviser will generally seek to obtain the best available price and most favorable execution with respect to all transactions for the Fund.
     Subject to the consideration of best price and execution and to applicable regulations, the receipt of research and sales of Fund shares may also be considered factors in the selection of brokers and dealers that execute orders to purchase and sell portfolio securities for the Fund.
                              FEDERAL INCOME TAXES
     The Fund presently qualifies and intends to continue to qualify for taxation as a "regulated investment company" under the Code. If it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income (including capital gains) distributed to shareholders in the form of dividends or capital gain distributions in accordance with certain timing requirements of the Code.
     The Fund will be subject to a nondeductible 4% excise tax under the Code to the extent that it fails to meet certain distribution requirements with respect to each calendar year. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Fund during October, November or December of the year but paid during the following January. Such distributions will be treated by taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.
     The Fund intends to satisfy applicable requirements of the Code so that its distributions to shareholders of the tax-exempt interest it earns will qualify as "exempt-interest dividends," which shareholders are entitled to treat as tax-exempt interest. Any portion of an exempt-interest dividend that is attributable to the interest the Fund receives on certain tax-exempt obligations that are "private activity bonds" and, for corporate shareholders, the entire exempt-interest dividend, may increase a shareholder's liability, if any, for alternative minimum tax.

     Shareholders receiving social security benefits and certain railroad retirement benefits may be subject to federal income tax on a portion of such benefits as a result of receiving investment income, including tax-exempt income (such as exempt-interest dividends) and other dividends paid by the Fund. Shares of the Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development or private activity bonds, or persons related to "substantial users." Consult your tax adviser if you think this may apply to you.
     Shareholders which are taxable entities or persons will be subject to federal income tax on capital gain distributions from the Fund and on any other dividends they receive from the Fund that are not exempt-interest dividends. Dividends paid by the Fund from any taxable net investment income, such as interest income from taxable debt obligations, accrued market discount recognized by the Fund, or repurchase agreements, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or Fund shares. Dividends paid by the Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as long-term capital gains, whether received in cash or Fund shares and without regard to how long the shareholder has held shares of the Fund. None of the Fund's exempt-interest dividends, taxable income dividends or capital gain distributions will qualify for the corporate dividends received deduction. Except as described below under "Massachusetts Income Taxes," dividends and capital gain distributions may also be subject to state and local or foreign taxes.
     Redemptions and repurchases of shares are taxable events on which a shareholder may recognize a gain or loss. Special rules disallow any losses on the sale or exchange of Fund shares with a tax holding period of six months or less, to the extent the shareholder received exempt-interest dividends with respect to such shares, and recharacterize as long-term any such losses that are not disallowed to the extent of any capital gain distributions received with respect to such shares.
     Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the Fund with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary taxable dividends from the Fund and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the Fund, to backup withholding on certain payments from the Fund.
                           MASSACHUSETTS INCOME TAXES
     To the extent that the Fund's exempt-interest dividends are derived from interest on tax-exempt obligations of the Commonwealth of Massachusetts and its political subdivisions or Puerto Rico, the U.S. Virgin Islands or Guam and are properly designated as such, these distributions will also be exempt from Massachusetts personal income tax. For Massachusetts personal income tax purposes, dividends from the Fund's taxable net investment income (if any), federally tax-exempt income from obligations not described in the preceding sentence, and net short-term capital gains, if any, will generally be taxable as ordinary income, whether received in cash or additional shares. However, any dividends that are properly designated as attributable to interest the Fund receives on direct U.S. Government obligations will not be subject to Massachusetts personal income tax. It is presently uncertain what Massachusetts tax rate will apply to the Fund's capital gain distributions, but it is anticipated that the Massachusetts Department of Revenue will address this issue in the near future. A portion of such a capital gain distribution will be exempt from Massachusetts personal income tax if it is properly designated as attributable to gains realized on the sale of certain tax-exempt bonds issued pursuant to Massachusetts statutes that specifically exempt such gains from Massachusetts taxation. These bonds are relatively few in number. Dividends from net investment income (including exempt-interest dividends) and from net long-term and short-term capital gains will be subject to, and shares of the Fund will be included in the net worth of intangible property corporations for purposes of, the Massachusetts corporation excise tax if received by a corporation subject to such tax.
     After the close of each calendar year, the Fund will send a notice to shareholders that provides information about the federal and Massachusetts tax status of distributions to shareholders for such calendar year.
                             THE FUND AND ITS SHARES
     The Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share of the Fund is entitled to one vote. All Fund shares have equal rights with regard to voting, redemption, dividends, distributions and liquidation, and shareholders of the Fund have the right to vote as a separate class with respect to certain matters under the Investment Company Act of 1940 and the Agreement and Declaration of Trust. Shares of the Fund do not have cumulative voting rights. Fractional shares have proportional voting rights and participate in any distributions and dividends. When issued, each Fund share will be fully paid and nonassessable by the Trust. Shareholders of the Fund do not have preemptive or conversion rights. Certificates representing shares of the Fund will not be issued.
     At December 31, 1996, approximately 34% of the then outstanding shares of the Fund were held by BDG & Co., c/o Bingham, Dana & Gould Trust Department, 150 Federal Street, Boston, MA, which was deemed to control the Fund.
     The Trust has established series of its shares of beneficial interest, including the Fund, and may establish additional series at any time. Each series is a separate taxpayer, eligible to qualify as a separate regulated investment company for federal income tax purposes. The calculation of the net asset value of a series and the tax consequences of investing in a series will be determined separately for each series.

     The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy, or approving an investment advisory agreement.
     If less than two-thirds of the Trustees holding office have been elected by shareholders, a special meeting of shareholders of the Trust will be called to elect Trustees. Under the Agreement and Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with each of the Trust's custodian banks. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.
     Inquiries concerning the Fund should be made by contacting at the Principal Underwriter at the address and telephone number listed on the cover of this Prospectus.
                          CUSTODIAN, TRANSFER AGENT AND
                            DIVIDEND-DISBURSING AGENT

     Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02110, serves as the Fund's transfer agent and dividend-disbursing agent and as custodian of all cash and securities of the Fund.
                             INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and will audit the Fund's financial statements annually.


                                 LEGAL COUNSEL

     Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust and to the Adviser.

--------------------------------------------------------------------------------
     No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                                    APPENDIX
                         MOODY'S MUNICIPAL BOND RATINGS
Aaa -Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A -Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa -Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
                         MOODY'S MUNICIPAL NOTE RATINGS
MIG-1 -Notes which are rated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or by established and broad based access to the market for refinancing, or both.
MIG-2 -Bonds which are rated MIG-2 are of high quality, with margins of protection ample, although not as large as in the MIG-1 group.
                         S & P'S MUNICIPAL BOND RATINGS
AAA -Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A -Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
                         S & P'S MUNICIPAL NOTE RATINGS
SP-1 -Notes rated SP-1 indicate a very strong capacity to pay principal and interest. A "plus" is added for those issues determined to possess overwhelming safety characteristics.
SP-2 -Notes rated SP-2 indicate a satisfactory capacity to pay principal and interest.
                         FITCH'S MUNICIPAL BOND RATINGS
AAA -Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA -Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
A -Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB -Bonds rated BBB are considered to be investment grade and satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                         TAX CERTIFICATION INSTRUCTIONS


     Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number (TIN) and the TIN-related certifications contained in the Account Purchase Application (Application) or you are otherwise subject to backup withholding. The Fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.
     For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.
     Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Fund and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.

            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                               Investment Adviser
                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                           Boston, Massachusetts 02111


                              Principal Underwriter
                        Standish Fund Distributors, L.P.
                              One Financial Center
                           Boston, Massachusetts 02111

                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02110

                             Independent Accountants
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                           Boston, Massachusetts 02109


                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

January 27, 1997




            STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 221-4795
                       STATEMENT OF ADDITIONAL INFORMATION
     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the Prospectus dated January 27, 1997, as amended and/or supplemented from time to time (the "Prospectus"), of Standish Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund"), a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). This Statement of Additional Information should be read in conjunction with the Fund's Prospectus a copy of which may be obtained without charge by writing or calling Standish Fund Distributors, L.P., the Trust's principal underwriter (the "Principal Underwriter") at the address and phone number set forth above.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
                                    Contents
Investment Objective and Policies..........................2
Investment Restrictions...................................12
Calculation of Performance Data...........................13
Management................................................15
Redemption of Shares......................................20
Portfolio Transactions....................................20
Determination of Net Asset Value..........................21
Federal and Massachusetts Income Taxes....................21
The Fund and Its Shares...................................23
Additional Information....................................24
Experts and Financial Statements..........................24
Financial Statements......................................25

                        INVESTMENT OBJECTIVE AND POLICIES
     The Fund's Prospectus describes the investment objective of the Fund and summarizes the investment policies it will follow. The following discussion supplements the description of the Fund's investment policies in the Prospectus. See the Prospectus for a more complete description of the Fund's investment objective, policies and restrictions.
     The Fund will maintain an effective portfolio maturity of between three and ten years. This means that the dollar weighted average duration of the Fund's portfolio investments will be less than the duration of a U.S. Treasury obligation with a remaining stated maturity of three to ten years. Duration represents the weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is always less than or equal to its stated maturity and is related to the degree of the volatility in the market value of the obligation. In computing the duration of its portfolio, the Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations. Subject to the requirement that the effective portfolio maturity will not exceed ten years, the Fund may invest in individual debt obligations of any maturity, including obligations with a remaining stated maturity of less than three or more than ten years. For purposes of the Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of Standish, Ayer & Wood, Inc. (the "Adviser"), the Fund's investment adviser, will result in the instrument being valued in the market as though it has the earlier maturity.
     Because the Fund holds investment grade municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although the Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated.


Municipal Notes
     Municipal notes are generally issued to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.
     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes in which the Fund may invest which are issued for different purposes and secured differently from those described above.

Municipal Bonds
     Municipal bonds are issued to meet longer term capital needs and generally have maturities of more than one year when issued. The two principal classifications of municipal bonds are: "General Obligation" Bonds and "Revenue" Bonds.
     Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.
     The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.
     Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.

Other Municipal Securities
     There is a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.


Variable Rate Demand Instruments
     The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.
     The variable rate demand instruments that the Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Adviser will select the variable rate demand instruments that the Fund will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria of the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund.
     The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

     The maturity of the variable rate demand instruments held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.
                                     * * * *
     An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for many municipal securities which were not publicly offered initially.
     Securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to the Fund's investments enhance marketability. In addition, stand-by commitments and demand obligations also enhance marketability.


Money Market Instruments and Repurchase Agreements
     The money market instruments in which the Fund may invest include short-term U.S. Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.
     U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.
     Investments in commercial paper will be rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P") or Duff 1+ by Duff & Phelps, Inc. ("Duff & Phelps"), which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the Adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the Adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.
     A repurchase agreement is an agreement under which the Fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Fund until they are repurchased. The Trustees will monitor the standards which the Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with the Fund.
     The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.


Strategic Transactions
     The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Fund may change over time as new instruments and strategies are developed or regulatory changes occur.
     In the course of pursuing its investment objective, the Fund may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that short term interest rates as indicated in the forward yield curve are too high, the Fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

Risks of Strategic Transactions
     The use of Strategic Transactions has associated risks including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase the Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.


General Characteristics of Options
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund's assets in special accounts, as described below under "Use of Segregated Accounts."
     A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The Fund may purchase a call option on a security, futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.
     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to the Fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the
Board of Trustees. For OTC options written with "primary dealers" in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.
     Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as
"primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser.

     If the Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.
     The Fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, municipal notes and bonds and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the Fund exposes the Fund also during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.
     The Fund may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, municipal notes and bonds and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices and futures contracts. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a price above the market price.


Options on Securities Indices and Other Financial Indices
     The Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. In addition to the methods described above, the Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

General Characteristics of Futures
     The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the Fund, as purchaser to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.
     The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the Commodity Futures Trading Commission (the "CTFC") relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Fund may use commodity futures and option positions
(i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit, with its custodian for the benefit of a futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.


Combined Transactions
     The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions ("component transactions"), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars
     Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the Fund's net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes will not exceed 3% of the Fund's net assets at any one time. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.
     The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and
availability   of   information   and  is   ultimately   responsible   for  such
determinations.
     The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Eurodollar Contracts
     The Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.


Use of Segregated Accounts
     The Fund will not use leverage in Strategic Transactions. The Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Fund may have to comply with any applicable regulatory requirements designed to make sure that mutual funds do not use leverage in Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank in the amount prescribed. In that case, the Fund's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the Fund's obligations on the underlying Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


"When-Issued" and "Delayed Delivery" Securities
     The Fund may commit up to 40% of its net assets to purchase securities on a "when-issued" and "delayed delivery" basis, which means that delivery and payment for the securities will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the Adviser.
     Unless the Fund has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "delayed delivery basis", cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the custodian bank for the Fund. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.
     Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.
     The Fund may sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.


Special Considerations Relating to Massachusetts Municipal Securities
     The financial condition of the Commonwealth of Massachusetts (the "Commonwealth"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of, the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial condition of Massachusetts, and is based on information obtained from the Commonwealth, as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of the Commonwealth, and that there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by the Commonwealth.


Economic Factors Summary
     Annual budgeted revenues increased by approximately 7.1% in fiscal 1993. Annual budgeted revenues increased from fiscal 1993 to fiscal 1994 by approximately 5.7%, by approximately 5.4% in fiscal 1995, and by approximately 5.7% in fiscal 1996. Annual budgeted revenues are projected to decrease by approximately 0.5% in fiscal 1997. Annual budgeted expenditures decreased from fiscal 1991 to fiscal 1992 by approximately 1.7%, increased by approximately 9.5% in fiscal 1993, increased by approximately 5.6% in fiscal 1994, increased by approximately 4.7% in fiscal 1995, and increased by approximately 4.0% in fiscal 1996. Annual budgeted expenditures are estimated to increase by approximately 4.8% in fiscal 1997. Ending fund balances in the budgeted operating funds for fiscal 1990 were negative $1.104 billion. For fiscal 1991, these funds attained positive ending balances of $237.1 million, of which $59.2 million was reserved in the Commonwealth's Stabilization Fund pursuant to state finance law. Fiscal 1992 ended with positive fund balances of $549.4 million, including $230.4 million in the Stabilization Fund. Fiscal 1993 ended with positive fund balances of $549.4 million, including $309.5 million in the Stabilization Fund. Fiscal 1994 ended with fund balances of $589.3 million, including $382.9 million in the Stabilization Fund. Fiscal 1995 ended with fund balances of $726 million, including $425.4 million in the Stabilization Fund. Fiscal 1996 ended with fund balances of approximately $1,152.5 million, including $543.3 million in the Stabilization Fund. This was a 58.7% increase from fiscal 1995. Fiscal 1997 is estimated to show a year-end structural imbalance of $467 million, of which approximately $337 million is attributable to non-recurring factors (the largest being the $233.8 million personal income tax reduction). Fiscal 1997 is estimated to end with fund balances of approximately $684.6 million, which would be a 40.6% decrease from fiscal 1996.

1993 Fiscal Year
     The Commonwealth ended fiscal 1993 with a surplus of revenues over expenditures of $13.1 million and aggregate ending operating fund balance of approximately $526.5 million. Budgeted revenues and other sources increased 4.7% over fiscal 1992 and totaled approximately $14.710 billion, representing a 9.5% increase over the prior fiscal year.
     After payment of all Local Aid and retirement of short-term debt, the Commonwealth showed a year-end cash position of approximately $662.2 million, as compared to a projected $485.1 million.

1994 Fiscal Year
     The Commonwealth is in the process of closing its fiscal 1994 financial records. Financial information for fiscal year 1994 is unaudited.
     The Department of Revenue's preliminary figures indicate fiscal 1994 tax revenue collections were $10.606 billion, $88 million below the Department of Revenue's fiscal year 1994 tax revenue estimate of $10.694 billion. Fiscal 1994 tax revenue collections were $676 million above fiscal 1993 tax revenues of $9.930 billion. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1994 were estimated by the Executive Office for Administration and Finance to have been approximately $15.551 billion. Budgeted expenditures and other uses of funds in fiscal 1994 were approximately $15.533 billion.
     As of June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.

     In June,  1993, the  Legislature  adopted and the Governor  signed into law comprehensive education reform legislation. This legislation required an increase in expenditures for education purposes above fiscal 1993 base spending of $1.288 billion of approximately $175 million in fiscal 1994; The Executive Office for Administration and Finance expects the annual increases in expenditures above the fiscal 1993 base spending of $1.288 billion to be approximately $396 million in fiscal 1995, $632 million in fiscal 1996 and $875 million in fiscal 1997. Additional annual increases are also expected in later fiscal years. The fiscal 1995 budget as signed by the Governor includes $396 million in appropriations to satisfy this legislation.

1995 Fiscal Year
     The Commonwealth has closed its fiscal 1995 financial records and published its audited financial information. Fiscal 1995 tax revenue collections were approximately $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $11.151 billion, approximately $556 million, or 5.2%, above fiscal 1994 tax revenues of $10.607 billion. Budgeted revenues and other sources, including non-tax revenues, collected in fiscal 1995 were approximately $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million , or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.


1996 Fiscal Year
     The 1996 Comptroller's Preliminary Financial Report indicates that the budgeted operating funds of the Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $426.4 million resulting in aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.153 billion. Budgeted revenues and other sources for fiscal 1996 totalled approximately $17.323 billion, including tax revenues of approximately $12.049 billion. Budgeted revenues and other sources increased by approximately 5.7% from fiscal 1995 to fiscal 1996, while tax revenues increased by approximately 7.9% for the same period. Income tax withholding payments increased by approximately 8.0% from fiscal 1995, and total income tax collections by approximately 12.3%. (The Department of Revenue believes that the strong tax revenue growth in fiscal 1996 was due partly to one-time factors that may not recur in fiscal 1997. These include the rise in the stock and bond markets in calendar 1995, which may have created unusually large capital gains and thus increases in personal income tax payments in fiscal 1996. These factors have been incorporated into the Department's forecast for fiscal 1997 tax revenue.) Budgeted expenditures and other uses in fiscal 1996 totalled approximately $16.896 billion, an increase of approximately $645.7 million, or 4.0%, over fiscal 1995.

     The fiscal 1996 year-end transfer to the Stabilization Fund amounted to approximately $179.4 million, bringing the Stabilization Fund balance to approximately $627.1 million, which exceeded the amount that can remain in the Stabilization Fund by law, $543.3 million. Under state finance law, year-end surplus amounts (as defined in the law) in excess of the amount that can remain in the Stabilization Fund are transferred to the Tax Reduction Fund, to be applied, subject to legislative appropriation, to the reduction of personal income taxes. The balance in the Tax Reduction Fund, as reflected in the 1996 Comptroller's Preliminary Financial Report, is approximately $233.8 million.
     The final fiscal 1996 appropriation bills approved by the Governor on July 10, 1996 and August 10, 1996 contained approximately $246.9 million in fiscal 1996 appropriations, approximately $38.2 million in fiscal 1997 appropriations and approximately $221.7 million in fiscal 1996 appropriations continued for use in fiscal 1997. Amounts carried forward from fiscal 1995 and deposited in the Cost Relief Fund were appropriated in these bills for further subsidies to local units of government for costs of water pollution abatement projects.
     On July 30, 1996, the Governor approved additional bond legislation authorizing approximately $2.4 billion in state transportation-related expenditures (to be funded by approximately $1.269 billion of state bonds), as well as $250 million (to be funded by state bonds) for the first phase of forward funding the working capital needs of the MBTA, $20 million in state bonds for capitalization grants to the Massachusetts Water Pollution Abatement Trust and approximately $449.1 million in bonds to be issued by the MBTA. The two transportation bills, when combined, satisfy the Governor's current requests for transportation funding and allow the Commonwealth access to all remaining unobligated federal assistance available to the state under the Intermodal Surface Transportation Efficiency Act of 1991.


1997 Fiscal Year
     The fiscal 1997 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured. The budget was enacted by the Legislature on June 20, 1996 and signed by the Governor on June 30, 1996. The Budget provides for approximately $17.452 billion in fiscal 1997 expenditures. The Executive Office for Administration and Finance projects that fiscal 1997 spending will total approximately $17.710 billion, a $712 million, or 4.5% increase over fiscal 1996 spending. The Executive Office for Administration and Finance estimates fiscal 1997 total budgeted revenues to be approximately $17.242 billion, including approximately $12.123 billion in tax revenues. The tax revenue estimate amounts to an increase in approximately $73.8 million, or 0.6%, over fiscal 1996 tax collections. The estimate is based on the consensus revenue estimate of $12.177 billion agreed to by the Legislature and the Governor in May, 1996, adjusted for actual fiscal 1996 tax collections and various changes in law enacted after that date, including a $233.8 million reduction in fiscal 1997 tax revenues funded by a fiscal 1996 transfer from the General Fund to the Tax Reduction Fund, a change in the way state tax liability is calculated for certain mutual fund service corporations, an increase in the cigarette tax passed by the Legislature over the Governor's veto and a provision in the fiscal 1997 budget increasing the number of auditors in the Department of Revenue (projected in the budget to result in an approximate $21 million increase in fiscal 1997 tax collections).

     Tax collections in September, 1996 totalled approximately $1.277 billion, approximately $13.7 million, or 1.1% higher than collections in September, 1995. The year-to-date tax collections, as of September, 1996, total approximately $2.874 billion, approximately $71.9 million, or 2.6%, higher than collections in the corresponding period in fiscal 1996. Such year-to-date collections are approximately $20 million below the midpoint of the benchmark range ($2.807 billion to $2.982 billion) contemplated by the Department of Revenue's estimates).
     Fiscal 1997 non-tax revenues are estimated to total approximately $5.119 billion. After adjusting for the shifts to and from non-budgeted funds described below, this represents a decrease of approximately $28 million, or 0.7%, below fiscal 1996 non-tax revenues. This change is attributable almost entirely to federal reimbursements received in fiscal 1996 that will not recur in fiscal 1997.
     The Executive Office for Administration and Finance is currently evaluating the impact of the federal welfare reform legislation enacted on August 22, 1996 on the Commonwealth's spending and revenue associated with public assistance programs. Current estimates indicate no fiscal 1997 spending impact associated with the passage of the federal reform.
     The fiscal 1997 annual appropriation act includes increases in spending in certain priority areas, including $254 million to fully fund the Education Reform Act of 1993, $42.6 million in additional lottery local aid distributions to Massachusetts cities and towns, $52 million for law enforcement and criminal justice programs, $23.3 million in additional funding for higher education campuses, and $47 million for new day care slots for participants in transitional assistance programs. It also provides funding for certain other increased costs, including Medicaid, pensions and debt service.
     The fiscal 1997 annual appropriation acts includes a series of reorganization proposals designed to streamline the operations of state government, including a reduction in the number of cabinet secretariats from eleven to six and the consolidation of many departments and purchasing activities.


Cash Flow
     As of June 30, 1996, the Commonwealth showed a cash position of approximately $889 million, not including the Stabilization Fund. This compares to a projected position of $645.5 million. The fiscal 1996 year-end cash position reflects approximately $161.7 million in advance payments for fiscal 1997 expenses and approximately $110.0 million in capital expenditures for which the Commonwealth had not yet issued bonds or notes to reimburse itself.
     The State Treasurer's current cash flow projection for fiscal 1996 contains monthly forecasts through the end of the fiscal year 1997 and projects a year-end cash position of approximately $352.9 million. This projection is based upon the budget enacted by the Legislature for fiscal 1997 and includes a $145 million contingency reserve.

     The Commonwealth anticipates borrowing for operating needs under its commercial paper program in 1997. The Commonwealth also anticipates the issuance of bond anticipation notes in 1997; such notes may be issued on a stand-alone basis or through the commercial paper program. Legislation approved by the Governor on August 10, 1996 raised the limit on outstanding commercial paper issued as bond anticipation notes from $200 million to $400 million.
     The year-end cash position projected for fiscal 1997 is likely to differ from the estimated ending balance for the Commonwealth's budgeted operating funds for fiscal 1997 due to timing differences and the effect of certain non-budget items.

Revenues
     In order to fund its programs and services, the Commonwealth collects a variety of taxes and receives revenues from other non-tax sources, including the federal government and various fees, fines, court revenues, assessments, reimbursements, interest earnings and transfers from its non-budgeted funds. In fiscal 1996, approximately 70.3% of the Commonwealth's annual revenues were derived from state taxes. In addition, the federal government provided approximately 16.9% of annual revenues, with the remaining 12.8% provided from departmental revenues and transfers from non-budgeted funds.
     The major components of state taxes are the income tax, which accounts for 55.7% of total projected tax revenues in fiscal 1996, the sales and use tax, which accounted for 21.7%, and the business corporation tax, which accounted for approximately 7.3%. Other tax and excise sources account for the remaining 15.3% of total fiscal 1996 tax revenues.

Income Tax
     The Commonwealth assesses personal income taxes at flat rates, according to classes of income, after specified deductions and exemptions. A rate of 5.95% is applied to income from employment, professions, trades, businesses, partnerships, rents, royalties, taxable pensions and annuities and interest from Massachusetts banks; and a rate of 12% is applied to other interest (although interest on obligations of the United States and of the Commonwealth and its political subdivisions is exempt), dividends; and a rate ranging from 12% on capital gains from the sale of assets held for one year and less to 0% on capital gains from the sale of certain assets held more than six years.
     It should be noted that the Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work in the project began in 1988 and is expected to be completed in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference.

     Under Chapter 151 of the Acts of 1990 up to 15% of state income tax revenue is pledged to the payment of debt service on approximately $383.0 million of outstanding Fiscal Recovery Bonds issued pursuant to Chapter 151.
     Partially as a result of income tax rate increases, state income tax revenues increased 7.9% from fiscal 1995 to fiscal 1996. State income tax revenues are projected to decrease by 2.9% in fiscal 1997.


Limitations on Tax Revenues
     In Massachusetts efforts to limit and reduce levels of taxation have been underway for several years. Limits were established on state tax revenues by legislation enacted on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The two measures are inconsistent in several respects.
     Chapter 62F, which was added to the General Laws by initiative petition in November 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental. units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. Unlike Chapter 29, as described below, the initiative petition did not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble contained in Chapter 62F provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems, and payment of principal and interest on debt and other obligations of the Commonwealth."
     The legislation enacted in October 1986, which added Chapter 29B to the General Laws, also establishes an allowable state revenue growth factor by reference to total wages and salaries in the Commonwealth. However, rather than utilizing a three-year average wage and salary growth rate, as used by Chapter 62F, Chapter 29B utilizes an allowable state revenue growth factor equal to one-third of the positive percentage gain in Massachusetts wages and salaries, as reported by the federal government, during the three calendar years immediately preceding the end of a given fiscal year. Additionally, unlike Chapter 62F, Chapter 29B allows for an increase in maximum state tax revenue to fund an increase in local aid and excludes from its definition of state tax revenues (i) income derived from local option taxes and excises, and (ii) revenues needed to fund debt service costs.

     Tax revenues in fiscal 1991 through fiscal 1995 were lower than the limit set by either Chapter 62F or Chapter 29B. The Executive Office for Administration and Finance currently estimates that state tax revenues in fiscal 1996 will not reach the limit imposed by either of these statutes.


Commonwealth Programs and Services
     Fiscal 1993 budgeted expenditures were $14.696 billion, an increase of 9.6% from fiscal 1992. Fiscal 1994 budgeted expenditures were $15.533 billion, an increase of 5.7% from fiscal 1993. Fiscal 1995 budgeted expenditures were $16.259 billion, an increase of 4.7% from fiscal 1994. Fiscal 1996 budgeted expenditures were $16.896 billion, an increase of 4.0% from fiscal 1995. It is estimated that fiscal 1997 budgeted expenditures will be $17.710 billion, an increase of 4.8% over fiscal 1996 levels.


Local Aid
     In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2, is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (1) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital project to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between fiscal 1981 and fiscal 1996, the aggregate property tax levy grew from $3.347 billion to $5.924 billion, representing an increase of approximately 77%. By contrast according to federal Bureau of Labor Statistics, the consumer price index for all urban consumers in Boston grew during the same period by approximately 92%.

Commonwealth Financial Support for Local Governments
     During the 1980's, the Commonwealth increased payments to its cities, towns and regional school districts ("Local Aid") to mitigate the impact of Proposition 2 1/2 on local programs and services. In fiscal 1997, approximately 19.9% of the Commonwealth's budget is estimated to be allocated to Local Aid. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance.

     Direct Local Aid increased from fiscal 1992 to 2.547 billion in fiscal 1993, and increased to $2.727 billion in fiscal 1994. Fiscal 1995 expenditures for direct Local Aid were 2.976 billion, which was an increase of approximately 9.1% above the fiscal 1994 level. Fiscal 1996 expenditures for direct Local Aid were $3.246 billion, which was an increase of approximately 9.1% above the fiscal 1995 level. It is estimated that fiscal 1997 expenditures for direct Local Aid will be $3.534 billion, an increase of approximately 8.9% above fiscal 1996.

Debt Service
     During the 1980's, state financed capital expenditures grew substantially. Capital spending by the Commonwealth in the Capital Projects Funds rose from approximately $600.0 million in fiscal 1987 to $971.0 million in fiscal 1989. In November 1988, the Executive Office for Administration and Finance established an administrative limit on state financed capital spending in the Capital Projects Funds of $925.0 million per fiscal year. Capital expenditures were $694.1 million, $575.9 million, $760.9 million, $902.2 million and $908 million in fiscal 1992, fiscal 1993, fiscal 1994, fiscal 1995 and fiscal 1996, respectively. Capital expenditures are projected to be approximately $900.0 million in fiscal 1997.
     The growth of capital expenditures during the 1980's accounts for the significant rise in annual debt service expenditures since fiscal 1989. Debt service payments on general obligation bonds and notes in fiscal 1992 were $898.3 million, representing a 47% decrease from fiscal 1991, which resulted from a $261.0 million one-time reduction achieved through the issuance of refunding bonds in September and October 1991. Debt service expenditures for fiscal 1993, fiscal 1994, fiscal 1995 and fiscal 1996 were $1.14 billion, $1.155 billion, $1.230 billion and $1.183 billion, respectively, and are projected to be $1.293 billion for fiscal 1997. The amounts noted represent debt service payments on Commonwealth debt (including the Fiscal Recovery Bonds and the Special Obligation Bonds) but do not include debt service on notes issued to finance certain Medicaid related liabilities, which were paid in full from non-budgeted Funds. Also excluded are debt service contract assistance payments to the MBTA ($238.0 million projected in fiscal 1997), the Massachusetts Convention Center Authority ($24.6 million projected in fiscal 1997), the Massachusetts Government Land Bank ($6.0 million projected in fiscal 1997), the Massachusetts Water Pollution Abatement Trust ($24.6 million projected in fiscal
1997) and grants to municipalities under the school building assistance program to defray a portion of the debt service costs on local school bonds ($187.9 million projected in fiscal 1997).
     In January 1990, legislation was enacted to impose a limit on debt service in Commonwealth budgets beginning in fiscal 1991. The law, as amended, which is codified as Section 60B of Chapter 29 of the General Laws, provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt (excluding the Fiscal Recovery Bonds) of the Commonwealth. This law may be amended or repealed by the Legislature or may be superseded in the General Appropriation Act for any year.

     It should be noted that the Massachusetts Water Resources Authority is undertaking capital projects for the construction and rehabilitation of sewage collection and treatment facilities in order to bring wastewater discharges into Boston Harbor into compliance with federal and state pollution control requirements. The harbor cleanup project is estimated to cost $3.5 billion in 1994 dollars. Work in the project began in 1988 and is expected to be completed in 1999, with the most significant expenditures occurring between 1990 and 1999. The majority of the project's expenditures will be paid for by local communities, in the form of user fees, with federal and state sources making up the difference.

Ratings
     In September, 1992, Standard & Poor's raised its ratings on the Commonwealth's general obligation debt and related guaranteed bonds from "BBB" to "A." Moody's also revised its rating from "Baa" to "A" and Fitch Investor's maintained its "A" rating with a stable trend. In October, 1993, Standard & Poor's and Fitch Investors raised Massachusetts' general obligation rating from "A" to "A+." Moody's currently rates the Commonwealth's general obligation debt to A1. No assurance can be given that the rating agencies will not further adjust their ratings or their outlooks. A ratings change would probably affect the value of the Commonwealth's general obligations as well as those of other entities which rely on the Commonwealth for partial or full funding.


Portfolio Turnover
     It is not the policy of the Fund to purchase or sell securities for trading purposes. However, in order to take advantage of market opportunities to achieve a higher total return than would be available from an unmanaged portfolio of securities, the Fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held, except as may be necessary to maintain its status as a regulated investment company under the Code. The Fund may, therefore generally change its portfolio investments at any time in accordance with the Adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions from which are taxable to shareholders as ordinary income and may, under certain circumstances, make it more difficult for the Fund to qualify as a regulated investment company under the Code.
                             INVESTMENT RESTRICTIONS
     The Fund has adopted the following fundamental policies in addition to those described under "Investment Objective and Policies--Investment Restrictions" in the Prospectus. The Fund's fundamental policies cannot be changed unless the change is approved by the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund may not:
1. Invest, with respect to at least 50% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 25% of the outstanding voting securities of any issuer (in determining the issuer of a tax-exempt security, identification of the issuer will be based upon a determination of the source of assets and revenues committed to meeting interest and principal payments of each security).
2. Issue senior securities, borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the Fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.
3. Lend portfolio securities, except that the Fund may enter into repurchase agreements which are terminable within seven days.
4. Invest more than an aggregate of 15% of the net assets of the Fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.
5. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.
6. Purchase real estate or real estate mortgage loans, although the Fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.
7. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
8. Purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts.
     The following restrictions are not fundamental policies and may be changed by the Trustees without shareholder approval, in accordance with applicable laws, regulations or regulatory policy. The Fund may not:
(a) Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.
(b) Purchase securities of any other investment company except as permitted by the 1940 Act.
(c)  Invest more than 15% of its net assets in securities which are illiquid.

(d) Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.
     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.
     The Fund does not  expect to own more  than 25% of the  outstanding  voting securities of any one issuer. Because municipal securities are not voting securities, there is no limit on the percentage of a single issuer's municipal bonds which the Fund may own except as described in the Prospectus under "Investment Objectives and Policies." Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities.
     Although it is allowed to do so, the Fund does not expect to invest in securities (other than securities of the U.S. Government, its agencies and instrumentalities and municipal securities) if more than 25% of its total assets would be invested in a single industry. Although governmental issuers of municipal securities are not considered part of any "industry," municipal securities backed only by the assets and revenues of nongovernmental users constitute an "industry." Thus, the Fund does not expect that more than 25% of the Fund's total assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry (e.g., industrial development bonds for health care facilities) and in taxable obligations of issuers in the same industry. However, it is possible that the Fund may invest more than 25% of its assets in a broader sector of the market for municipal securities.
     Determining the issuer of a tax-exempt security, will be based upon the source of assets and revenues committed to meeting interest and principal payments of each security. Massachusetts Municipal Securities backed only by the assets and revenues of nongovernmental users will be deemed to be issued by such nongovernmental users. Any Massachusetts Municipal Security guaranteed or otherwise backed by full faith and credit of a governmental entity would generally be considered to represent a separate security issued by such guaranteeing.
                         CALCULATION OF PERFORMANCE DATA
     As indicated in the Prospectus, the Fund may, from time to time, advertise certain yield, tax equivalent yield and total return information. The average annual total return of the Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of the Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.
     The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, the yield is determined according to the following formula:
                           Yield = 2[(A - B + 1)6 - 1]
                                       CD
     Where: A equals dividends and interest earned during the period; B equals net expenses accrued for the period; C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.
     Tax equivalent yield is the net annualized taxable yield needed to produce a specified tax exempt yield at a given tax rate based on a specified 30-day (or one month) period, assuming semi-annual compounding of income. The taxable equivalent yield for the Fund is based upon the Fund's current tax-exempt yield and an investor's marginal tax rate. The formula is:
     Portfolio's Tax-Free Yield   =          Taxable
     100% - Marginal Tax Rate           Equivalent Yield
     The average annual total return quotation for the Fund since inception (November 2, 1992 to September 30, 1996) and for the fiscal year ended September 30, 1996, respectively, were 5.69% and 1.70%, respectively, and the average annualized yield and the tax equivalent yield for the thirty day period ended September 30, 1996 were 4.86% and 9.14%, respectively, assuming a combined federal and Massachusetts tax rate of 46.85%.
     The Fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents that rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield, and the time between interest payments.
     In addition to average annual return, yield and tax equivalent yield quotations, the Fund may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:
     Quarter/Year             Net                Gross
--------------------------------------------------------------------------------
     1992                    2.27%               2.43%
     1Q93                    2.88                3.04
     2Q93                    2.72                2.88
     3Q93                    2.74                2.90
     4Q93                    1.55                1.71
     1993                   10.24               10.95
     1Q94                   (4.20)              (4.04)
     2Q94                    1.02                1.18
     3Q94                    0.50                0.67
     4Q94                   (1.12)              (0.96)
     1994                   (3.84)              (3.20)
     1Q95                    4.86                5.02
     2Q95                    2.01                2.18
     3Q95                    2.69                2.87
     4Q95                    2.54                2.70
     1995                   12.64               13.38

     Quarter/Year             Net                Gross
--------------------------------------------------------------------------------
     1Q96                   (0.63)              (0.47)
     2Q96                    0.77                0.92
     3Q96                    1.56                1.72
     4Q96                    2.32                2.50
     1996                    4.07                4.72

     These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future. The Fund's advisory fee was not imposed, in whole or in part, and the Adviser reimbursed operating expenses in varying amounts of the Fund during various periods since the Fund's inception. In the absense of such arrangements, the performance of the Fund would have been lower.
     The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to various indices (or particular components thereof), which are generally considered to be representative of the performance of municipal securities such as the Lehman Muni 3-5-7-10 Index. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers
     The Trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of Standish, Ayer & Wood, Inc., the Fund's investment adviser.


Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

*D. Barr Clayson, 7/29/35                         Vice President and Trustee       Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                                      Chairman and Director,
Boston, MA 02111                                                                          Standish International
                                                                                         Management Company, L.P.

Samuel C. Fleming, 9/30/40                                  Trustee                        Chairman of the Board
c/o Decision Resources, Inc.                                                           and Chief Executive Officer,
1100 Winter Street                                                                       Decision Resources, Inc.;
Waltham, MA 02154                                                                       through 1989, Senior V.P.
                                                                                             Arthur D.  Little

Benjamin M. Friedman, 8/5/44                                Trustee                        William Joseph Maier
c/o Harvard University                                                               Professor of Political Economy,
Cambridge, MA 02138                                                                         Harvard University

John H. Hewitt, 4/11/35                                     Trustee              Trustee, The Peabody Foundation; Trustee,
P.O. Box 307                                                                        Visiting Nurse Alliance of Vermont
So. Woodstock, VT 05071                                                                      and New Hampshire

*Edward H. Ladd, 1/3/38                           Trustee and Vice President               Chairman of the Board
c/o Standish, Ayer & Wood, Inc.                                                           and Managing Director,
One Financial Center                                                              Standish, Ayer & Wood, Inc. since 1990;
Boston, MA 02111                                                            formerly President of  Standish, Ayer & Wood, Inc.
                                                                                               Director of
                                                                              Standish International Management Company, L.P.

Caleb Loring III, 11/14/43                                  Trustee                  Trustee, Essex Street Associates
c/o Essex Street Associates                                                         (family investment trust office);
P.0. Box 5600                                                                   Director, Holyoke Mutual Insurance Company
Beverly Farms, MA 01915

*Richard S. Wood, 5/21/54                            President and Trustee              Vice President, Secretary,
c/o Standish, Ayer & Wood, Inc.                                                            and Managing Director,
One Financial Center                                                                   Standish, Ayer & Wood, Inc.;
Boston, MA 02111                                                                  Executive Vice President and Director,
                                                                              Standish International Management Company, L.P.

Richard C. Doll, 7/8/48                                 Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

James E. Hollis III, 11/21/48                      Executive Vice President,           Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                     Treasurer and Secretary             Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111



Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Caleb F. Aldrich, 9/20/57                               Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111

Beverly E. Banfield, 7/6/56                             Vice President            Vice President and Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                         Assistant Vice President and Compliance Officer,
Boston, MA 02111                                                                     Freedom Capital Management Corp.
                                                                                                (1989-1992)

Nicholas S. Battelle, 6/24/42                           Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Walter M. Cabot, 1/16/33                                Vice President                 Senior Advisor and Director,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                                     prior to 1991, President,
Boston, MA 02111                                                                        Harvard Management Company
                                                                                      Senior Advisor and Director of
                                                                              Standish International Management Company, L.P.

David H. Cameron, 11/2/55                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Director of
Boston, MA 02111                                                            Standish International Management
Company, L.P.


Karen K. Chandor, 2/13/50                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Lavinia B. Chase, 6/4/46                                Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Susan B. Coan, 5/1/52                                   Vice President                        Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111

W. Charles Cook II, 7/16/63                             Vice President           Vice President and Associated Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                          Vice President,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Joseph M. Corrado, 5/13/55                              Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111


Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Dolores S. Driscoll, 2/17/48                            Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                             Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Mark A. Flaherty, 4/24/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                          Vice President
Boston, MA  02111                                                             Standish International Management Company, L.P.

Maria D. Furman, 2/3/54                                 Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Anne P. Herrmann, 1/26/56                               Vice President                  Mutual Fund Administrator,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Ann S. Higgins, 4/8/35                                  Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Denise B. Kneeland, 8/19/51                             Vice President                 Senior Operations, Manager,
c/o Standish, Ayer &Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   since December 1995 formerly
Boston, MA  02111                                                                Vice President Scudder, Stevens and Clark

Raymond J. Kubiak, 9/3/57                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Phillip D. Leonardi, 4/24/62                            Vice President          Vice President, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.                                              since November 1993; formerly, Investment Sales,
One Financial Center                                                                   Cigna Corporation (1993) and
Boston, MA 02111                                                                     Travelers Corporation (1984-1993)

Laurence A. Manchester, 5/24/43                         Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

George W. Noyes, 11/12/44                               Vice President               President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Director of
Boston, MA 02111                                                              Standish International Management Company, L.P.

Arthur H. Parker, 8/12/35                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111



Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Jennifer A. Pline, 3/8/60                               Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Howard B. Rubin, 10/29/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                               Executive Vice President and Director
Boston, MA 02111                                                              Standish International Management Company, L.P.

Michael C. Schoeck, 10/24/55                            Vice President                        Vice President,
c/o Standish, Ayer & Wood, Inc.                                               Standish, Ayer & Wood, Inc. since August, 1993;
One Financial Center                                                                     formerly, Vice President,
Boston, MA 02111                                                                      Commerzbank, Frankfurt, Germany
                                                                                              Vice President,
                                                                              Standish International Management Company, L.P.

Austin C. Smith, 7/25/52                                Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Stephen A. Smith, 3/13/49                               Vice President            Vice President, since November 2, 1993;
c/o Standish, Ayer & Wood, Inc.                                              formerly, Standish, Ayer & Wood, Inc. Consultant
One Financial Center                                                                       Cambridge Associates
Boston, MA 02111

David C. Stuehr, 3/1/58                                 Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

James W. Sweeney, 5/15/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                              Executive Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Ralph S. Tate, 4/2/47                                   Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                               Standish, Ayer & Wood, Inc. since April, 1990;
One Financial Center                                                          formerly Vice President, Aetna Life & Casualty
Boston, MA 02111                                                                          President and Director,
                                                                              Standish International Management Company, L.P.

Michael W. Thompson, 3/31/56                            Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Christopher W. Van Alstyne, 3/24/60                     Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                               Formerly Regional Marketing Director,
Boston, MA 02111                                                                 Gabelli-O'Connor Fixed Income Management

*Indicates that Trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers
     The Fund pays no compensation to the Trust's Trustees affiliated with the Adviser or to the Trust's officers. None of the Trust's Trustees or officers engaged in any financial transactions (other than the purchase or redemption of the Fund's shares) with the Trust or the Adviser during the fiscal year ended September 30, 1996.
     The following table sets forth all compensation paid to the Trust's Trustees as of the Fund's fiscal year ended September 30, 1996:



                                                                 Pension or Retirement              Total Compensation
                              Aggregate Compensation               Benefits Accrued as                 from Fund and
     Name of Trustee               from the Fund                 Part of Fund's Expenses          Other Funds in Complex*
---------------------------------------------------------------------------------------------------------------
     D. Barr Clayson                    $0                                $0                                  $0
     Samuel C. Fleming                 274                                 0                              37,250
     Benjamin M. Friedman              246                                 0                              33,500
     John H. Hewitt                    246                                 0                              33,500
     Edward H. Ladd                      0                                 0                                   0
     Caleb Loring, III                 246                                 0                              33,500
     Richard S. Wood                     0                                 0                                   0

*As of the date of this Statement of Additional Information, there were 20 funds in the fund complex. Total compensation is presented for the calendar year ended
December 31, 1996.




Certain Shareholders
     At December 31, 1996, Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) approximately 117,904 (7.13%) of the then outstanding shares of the Fund. At that date, each of the following persons beneficially owned 5% or more of the then outstanding shares of the Fund:
                                             Percentage of
     Name and Address                     Outstanding Shares
--------------------------------------------------------------------------------
     BDG & Co.                                    34%
     Trust Department
     150 Federal Street
     Boston, MA 02110

     Bob & Co. C/O Bank of Boston                 10%
     Mutual Funds Dept 45-02-93
     PO Box 1809
     Boston, MA  02105


Investment Adviser
     Standish, Ayer & Wood, Inc. (the "Adviser") serves as investment adviser to the Fund pursuant to a written investment advisory agreement with the Trust. The Adviser is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940.
     The following, constituting all of the Directors and all of the shareholders of the Adviser, are the Adviser's controlling persons: Caleb F. Aldrich, Nicholas S. Battelle, Walter M. Cabot, Sr., David H. Cameron, Karen K. Chandor, D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, David C. Stuehr, James J. Sweeney, Ralph S. Tate, and Richard S. Wood.

     Certain services provided by the Adviser under the advisory agreement are described in the Prospectus. In addition to those services, the Adviser provides the Fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Fund for any costs incurred. Under the investment advisory agreement, the Adviser is paid a fee based upon a percentage of the Fund's average daily net asset value computed as described in the Prospectus. This fee is paid monthly. The rate and time at which the fee is paid is described in the Prospectus. For the fiscal years ended December 31, 1994, 1995 and 1996, the Adviser agreed not to impose $39,874, $21,818 and $20,375 of its fees of $18,562, $124,213 and $98,478, respectively.
     Pursuant to the investment advisory agreement, the Fund bears expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreement. Among other expenses, the Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses. The Adviser has voluntarily agreed to limit the Fund's total operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets. The Adviser may discontinue or modify such limitation in the future at its discretion, although it has no current intention to do so.
     Unless terminated as provided below, the investment advisory agreement continues in full force and effect for successive periods of one year, but only as long as each such continuance is approved annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940
Act) of the Fund or by the Adviser, on sixty days' written notice to the other parties. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

     In an attempt to avoid any potential conflict with portfolio transactions for the Fund, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come before those of the Adviser, its affiliates and their employees.


Distributor of the Trust
     Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of the Adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Principal Underwriter has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and the Principal Underwriter. Pursuant to the Underwriting Agreement, the Principal Underwriter has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. The Principal Underwriter receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of the Principal Underwriter are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.
                              REDEMPTION OF SHARES
     Detailed information on redemption of shares is included in the Prospectus. The Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.
     The Fund intends to pay redemption proceeds in cash for all shares redeemed but, under certain conditions, the Fund may make payment wholly or partly in portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Fund has elected to be governed by the provisions of Rule 18f-1 under the 1940 Acts which limits the Fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.
                             PORTFOLIO TRANSACTIONS
     The Adviser is responsible for placing the Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the Fund. In addition, if the Adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the Fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing other accounts; not all of these services may be used by the Adviser in connection with the Fund. The investment advisory fee paid by the Fund under the advisory agreement will not be reduced as a result of the Adviser's receipt of research services.
     The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.

                        DETERMINATION OF NET ASSET VALUE
     The Fund's net asset value is calculated each business day on which the New York Stock Exchange is open as of the close of regular trading (normally 4:00 p.m. New York City time). Currently the New York Stock Exchange is not open on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the Fund's shares is determined as of the close of regular trading on the New York Stock Exchange and is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.
                     FEDERAL AND MASSACHUSETTS INCOME TAXES


Federal Income Taxation
     Each series of the Trust, including the Fund, is treated as a separate entity for accounting and tax purposes. The Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Code, and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss), net tax-exempt interest, and net capital gain which are distributed to shareholders at least annually in accordance with the timing requirements of the Code.
     The Fund will be subject to a 4% non-deductible federal excise tax on certain taxable amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.
     The Fund will not distribute net long-term capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $375,094 and $178,890 of capital loss carryforwards, which expire in 2002 and 2003, respectively, available to offset future net capital gains.
     If the Fund invests in certain zero coupon securities, increasing rate securities or, in general, other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.
     Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.
     Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable gains. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures contracts in order to minimize any potential adverse tax consequences.
     The federal income tax rules applicable to interest rate swaps, caps, floors and collars are unclear in certain respects, and the Fund may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit its transactions in these instruments.
     Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Fund's Prospectus whether taken in shares or in cash. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce current E&P for this purpose.
     Taxable distributions include distributions attributable to income or gains from the Fund's taxable investments or transactions, including (i) gains from the sale of portfolio securities or the right to when-issued securities prior to issuance or from options or futures transactions and (ii) income attributable to repurchase agreements, securities lending, recognized market discount, interest rate swaps, caps, floors or collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons.
     Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     Distributions of tax-exempt interest ("exempt-interest dividends") timely designated as such by the Fund will be treated as tax-exempt interest under the Code, provided that the Fund qualifies as a regulated investment company and at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in tax-exempt obligations. Shareholders are required to report their receipt of tax-exempt interest, including such distributions, on their federal income tax returns. The portion of the Fund's distributions designated as exempt-interest dividends may differ from the actual percentage that its tax-exempt income comprises of its total income during the period of any particular shareholder's investment. The Fund will report to shareholders the amount designated as exempt-interest dividends for each year.
     Interest income from certain types of tax-exempt obligations that are private activity bonds in which the Fund may invest is treated as an item of tax preference for purposes of the federal alternative minimum tax. To the extent that the Fund invests in these types of tax-exempt obligations, shareholders will be required to treat as an item of tax preference for federal alternative minimum purposes that part of the Fund's exempt-interest dividends which is derived from interest on these tax-exempt obligations. Exempt-interest dividends derived from interest income from tax-exempt obligations that are not private activity bonds may also be included in determining corporate "adjusted current earnings" for purposes of computing the alternative minimum tax liability, if any, of corporate shareholders of the Fund.
     The Fund purchases tax-exempt obligations which are generally accompanied by an opinion of bond counsel to the effect that interest on such securities is not included in gross income for federal income tax purposes and, in most cases, is exempt from Massachusetts income tax. It is not economically feasible to, and the Fund therefore does not, make any additional independent inquiry into whether such securities are in fact tax-exempt. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted during the last decade not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
     The Fund may purchase municipal obligations together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." The Fund may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, the Fund may purchase beneficial interests in municipal obligations held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require the Fund to pay "tender fees" or other fees for the various features provided.
     The Internal Revenue Service (the "Service") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of a true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by the Fund, in relation to various regulated investment company tax provisions is unclear. However the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.
     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by the Fund. Pursuant to published guidelines, the Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.
     At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
     Upon a redemption (including a repurchase) of shares of the Fund, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will (except as described below) be long-term or short-term, depending upon the shareholder's tax holding period for the shares. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, if not thus disallowed, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.
     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.
     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


Massachusetts Income Taxation
     Distributions from the Fund will be treated for Massachusetts tax purposes as described in the Fund's prospectus, whether taken in cash or reinvested in additional shares.
     Recent tax legislation provides that, beginning in 1996, long-term capital gains will generally be taxed in Massachusetts on a sliding scale at rates ranging from 5% to 0%, with the applicable tax rate declining as the tax holding period of the asset (beginning on the later of January 1, 1995 or the date of actual acquisition) increases from more than one year to more than six years. The legislation does not specify, and it is accordingly not clear, what Massachusetts tax rate will be applicable to a mutual fund's capital gain dividends, i.e., distributions from the excess of its net long-term capital gain over its net short-term capital loss that are treated as long-term capital gains under the Code, for taxable years beginning after 1995.
     The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

                             THE FUND AND ITS SHARES
     The Fund is an investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time (the "Declaration"). Under the Declaration, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Fund. Each share represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.
     Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the Fund. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish multiple classes of shares for the Fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize the Fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize the Fund to so invest its assets.
     All Fund shares have equal rights with regard to voting, and shareholders of the Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other investment series of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.
     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which both inadequate insurance existed and the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                             ADDITIONAL INFORMATION
     The Fund's Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.
                        EXPERTS AND FINANCIAL STATEMENTS
     The financial statements for the fiscal years ended December 31, 1995 and September 30, 1996 included in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report appearing elsewhere herein, and have been so included in reliance upon the authority of the report of Coopers & Lybrand L.L.P. as experts in accounting and auditing. The Fund's financial highlights for the period from November 2, 1992 (commencement of operations) through December 31, 1992 were audited by Deloitte & Touche LLP, independent auditors, and have been similarly included in reliance upon the expertise of that firm. Coopers & Lybrand L.L.P., independent accountants, will audit the Fund's financial statements for the fiscal year ending September 30, 1997.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                       Standish Tax-Sensitive Equity Fund

                   Financial Statements for the Period Ended
                               September 30, 1996

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              Financial Statements
                               Table of Contents


                                                               Page
Chairman's Message ..............................................3
Selected Financial Information ..................................4
Performance Highlights ..........................................5
Management Discussion:
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...6,7
     Standish Intermediate Tax Exempt Bond Fund .................6,7
     Standish Small Cap Tax-Sensitive Equity Fund ...............8
     Standish Tax-Sensitive Equity Fund .........................9
Statements of Assets and Liabilities ............................10
Statements of Operations ........................................11,12
Statements of Changes in Net Assets .............................13,14,15
Financial Highlights
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...16
     Standish Intermediate Tax Exempt Bond Fund .................17
     Standish Small Cap Tax-Sensitive Equity Fund ...............18
     Standish Tax-Sensitive Equity Fund .........................19
Portfolio of Investments
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...20
     Standish Intermediate Tax Exempt Bond Fund .................23
     Standish Small Cap Tax-Sensitive Equity Fund ...............27
     Standish Tax-Sensitive Equity Fund .........................31
Notes to Financial Statements ...................................34
Report of Independent Accountants ...............................39

                     Standish, Ayer & Wood Investment Trust

                               Chairman's Message
October 18, 1996


Dear Standish, Ayer & Wood Investment Trust Shareholder: Enclosed you will find the annual financial statements for the Standish Intermediate Tax Exempt Bond Fund, the Standish Massachusetts Intermediate Tax Exempt Bond Fund, the Standish Tax-Sensitive Equity Fund, and the Standish Small Cap Tax-Sensitive Equity Fund. We are providing a combined report for these funds to reduce redundant reporting and to supply the financial reporting related to our tax managed investment capabilities in one comprehensive document.
These four funds have combined net assets of $77 million. The two tax-sensitive funds have only been in operation since the beginning of 1996. In all cases, the investment advisor is Standish, Ayer & Wood.
As of September 1996, Standish, Ayer & Wood managed assets for its clients of $29 billion, including the Standish mutual fund assets of $4 billion. The principal clients of the firm are corporate pension trusts, insurance companies, endowments and foundations, and high net worth individuals. The firm remains independent and is owned by investment professionals active in the operation of the business. At mid year 1996, David W. Murray, the Treasurer of both Standish, Ayer & Wood and the Standish, Ayer & Wood Investment Trust, elected to take early retirement and James E. Hollis was elected interim Treasurer of the Trust. We are grateful to Dave for twenty-two years of distinguished service to Standish. There have been no other material changes in the structure of the firm or its key personnel.
During the nine months of operation of the tax-sensitive equity funds, U.S. equity markets have been very strong with the Standard & Poor's 500 Index registering a total return of 13.50% and the Russell 2000 Index registering a total return of 10.77%. Tax exempt bond market returns during this period, as measured by a combination of the Lehman Municipal 3, 5, 7 and 10 year indices, have been a mundane 2.11%. These municipal results have been relatively better than those of most other fixed income sectors, as flat tax concerns have subsided and municipal supply has been constrained.
The tax-sensitive equity funds have the objective of providing favorable after tax returns through limited turnover and attempts to mitigate the amount of realized capital gains. At Standish, we have noted for some time the adverse impact for taxable investors of high portfolio turnover which triggers capital gains, possibly including short-term gains that may result in an even greater tax liability for investors. We believe there is a major opportunity to improve after tax returns by limiting the portfolio turnover and managing the recognition of capital gains.
During the last year, we at Standish have added resources to both investment research and shareholder servicing. We appreciate the opportunity to serve you and hope you will find the attached information helpful. We remain confident that we have the resources and the organization to do a superior job, and we will be working hard to fulfill your expectations in the years ahead.

Sincerely yours,


Edward H. Ladd
Chairman

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         Selected Financial Information
                     for the period ended September 30, 1996


                                                              Standish
                                                            Massachusetts       Standish         Standish
                                                             Intermediate     Intermediate       Small Cap          Standish
                                                             Tax Exempt       Tax Exempt      Tax-Sensitive        Tax-Sensitive
                                                             Bond Fund (a)      Bond Fund (a)  Equity Fund (b)    Equity Fund (b)
                                                            -----------------  --------------  ---------------- ---------------

     Net asset value - beginning of period                        $21.02          $21.40            $20.00          $20.00

Income from investment operations

     Net investment income *                                        0.74            0.79              0.04            0.28
     Net realized and unrealized gain (loss)                       (0.39)          (0.28)             3.55            3.50
                                                            -----------------  --------------  ---------------- ---------------
     Total from investment operations                               0.35            0.51              3.59            3.78
                                                            -----------------  --------------  ---------------- ---------------

Less distributions declared to shareholders

     From net investment income                                    (0.74)          (0.79)            (0.02)          (0.18)
                                                            -----------------  --------------  ---------------- ---------------
     Net asset value - end of period                              $20.63          $21.12            $23.57          $23.60
                                                            =================  ==============  ================ ===============

Total return                                                        1.70%           2.43%            17.95%          18.97%

Ratios to average net assets

     Expenses *t                                                    0.65%           0.65%             0.00%           0.00%
     Net investment income *t                                       4.78%           4.99%             0.41%           2.27%
Net assets at end of period (000 omitted)                        $32,136         $34,843            $6,896          $2,843

Portfolio turnover                                                    35%             43%               57%             17%
Average broker commission paid per share                            -               -              $0.1058            $0.0419


* The Investment Adviser voluntarily did not impose a portion of its fee and reimbursed the Funds for their operating expenses. Please refer to the Financial Highlights on pages 16 to 19 for additional disclosure regarding these ratios.
t Computed on an  annualized  basis
(a) For the nine months ended  September 30, 1996.
(b) For the period January 2, 1996, commencement of investment operations, through September 30, 1996.


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                             Performance Highlights
                     for the period ended September 30, 1996


                                                                                     Total Return
-------------------------------------------------------------------------            -----------------
Tax Exempt Bond Funds (a)
     Standish Mass. Intermediate Tax Exempt Fund                                           1.70%
     Standish Intermediate Tax Exempt Bond Fund                                            2.43%
     Lehman Muni 3-5-7-10 Index                                                            2.11%
Tax-Sensitive Equity Funds (b)
     Standish Tax-Sensitive Small Capitalization Equity Fund                              17.95%
     Russell 2000 Index                                                                   10.77%
     Standish Tax-Sensitive Equity Fund                                                   18.97%
     S&P 500 Index                                                                        13.50%



 (a) For the nine months ended September 30, 1996.
 (b) For the period January 2, 1996 through September 30, 1996.



         The S&P 500 Index is generally considered to be representative of the performance of unmanaged common stocks publicly traded on the U.S. markets.

         The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the U.S. markets.

         Lehman Brothers State General Obligation Bond 3, 5, 7, and 10 Year Index is actually a subset of a broader index--the Lehman Brothers Municipal Bond Index. The Municipal Bond Index is unmanaged and designed to be a composite measure of the total return performance of the municipal bond market, and includes approximately 1,800 bonds (rated A or better, including bonds in the following sectors: state general obligations, prerefunded, electrics, hospital, state housing, industrial development/pollution control, and transportation).

         Past performance is not predictive of future performance.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund

Management Discussion & Analysis

The bond markets have suffered through a dismal year thus far in 1996. Thankfully, municipals have been perhaps the best performing sector in domestic fixed income. The Standish Intermediate Tax Exempt Bond Fund has produced a total return of 2.43% (after a fee reduction) for the year-to-date period through September 30, 1996, well ahead of the benchmark performance index (Lehman Muni 3-5-7-10) return of 2.11%, while the Standish Massachusetts Intermediate Tax Exempt Bond Fund has produced a total return of 1.70% (after a fee reduction) for the year-to-date, trailing the same index.

Most of 1996 witnessed reports showing economic growth to be stronger than the market anticipated. This, of course, led to fears of inflation and the expectation that the Federal Reserve would raise short term interest rates. Consequently, bond prices declined and volatility was high. The year-to-date taxable bond market performance as represented by the Lehman Aggregate Index and the Lehman Government/Corporate Bond Index was below the tax exempt market at 1.84% and 1.77% respectively. Municipal bonds, however, proved to be far more resilient than most taxable fixed income sectors. As fears of a "flat tax" waned and municipal new issue supply remained modest, interest rates on tax-exempt securities rose far less than those of Treasuries. Yield spreads between top quality and lower quality paper also compressed during the year.

Standish Intermediate Tax Exempt Bond Fund
The fund underperformed in the first quarter of 1996, as we extended duration into what turned out to be a significant market decline. By the second quarter, however, performance had turned around. Several actions have helped make this a successful year. Our increased exposure to California and New York credits has benefited the fund, as stabilizing credit quality resulted in good performance for these sectors. Our overweighting in "BBB" rated paper contributed significantly as quality spreads tightened. We added to our housing bond exposure as well, choosing bonds which have above market yields as well as defensive characteristics. Finally, we have reduced the cost of trading by using futures contracts to manage duration more effectively.

Standish Massachusetts Intermediate Tax Exempt Bond Fund
The Massachusetts market has underperformed the national municipal market this year. Some states have benefited more from the strong national economic recovery than has Massachusetts. Further, the hospital sector of the market remains troubled, and the Massachusetts municipal market has a significant number of health care credits. Nevertheless, when considering the heavy tax burden applied to unearned income in the state, Massachusetts double tax-exempt bonds have still proven to be an excellent choice in terms of after-tax returns in the bond market.

During 1996, we have maintained our philosophy of not making major interest rate bets, preferring instead to identify securities which appear to be undervalued through research and trading. In addition, we have taken two steps to improve the performance of the fund. We have increased our exposure to housing bonds, choosing securities which we believe have above average yields as well as defensive characteristics. Also, we have employed the use of futures contracts to manage the portfolio's duration in a much more cost-effective manner (i.e. reducing the number of trades and the bid-to-ask spread necessary to adjust duration).



Raymond J. Kubiak                               Maria D. Furman

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Comparison of Change in Value of $100,000 Investment in
           Standish Massachusetts Intermediate Tax Exempt Bond Fund,
 Standish Intermediate Tax Exempt Bond Fund and the Lehman Muni 3-5-7-10 Index

The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund compared with the Lehman Muni 3-5-7-10 Index for the period November 2, 1992 to September 30, 1996, based upon a $100,000 investment. Also included are the average annual total returns for one year, three year, and since inception.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

Management Discussion & Analysis

Small cap stocks have proven to be an extremely volatile asset class in 1996. After a slow start, small caps rose very sharply in late spring, peaked in May, and dropped abruptly through July. Peak to trough declines were some 30%. August began a recovery which was not sustained in September. For the period from January 2, 1996 (commencement of investment operations) to September 30, 1996, the Standish Small Cap Tax-Sensitive Equity Fund gained 17.95%, after expense reimbursement, compared to a gain of 10.77% for the Russell 2000 Index of Small Cap Stocks.

Early in 1996 performance benefited from the smaller size of the companies in the fund, as well as the fund's aggressive growth orientation. Similarly, during the severe correction and subsequent slow recovery, these characteristics penalized fund performance. Quarterly performance contribution was strongest in the technology sector. Offsetting the good technology performance were poor returns on consumer and health care stocks.

We continue to concentrate investments in rapidly growing, high quality smaller companies with strong business positions. This leads to an emphasis on the higher growth sectors, particularly the innovative areas of health care, technology and business services. We invest in companies with a minimum of 20% growth, very strong balance sheets, and leadership positions within their operating niches.

We believe 1996 will prove to be a reasonable year for small cap stocks despite their volatility. We are happy to report that, as of September 30, the fund had no reportable realized capital gains to distribute to shareholders and has recognized capital losses which may be used by the fund to offset future realized capital gains, if any. We thank you for your support and interest in the Small Cap Tax-Sensitive Fund.


Nicholas S. Battelle

     Comparison of Chnage in Value of $100,000 Investment in Standish Small
              Cap Tax-Sensitive Equity Fund and the S&P 500 Index


The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Small Cap Tax-Sensitive Equity Fund compared with the S&P 500 Index for the period January 2, 1996 to September 30, 1996, based upon a $100,000 investment. Also included is the average annual total return since inception.

         STANDISH, AYER & WOOD INVESTMENT TRUST

                Standish Tax-Sensitive Equity Fund

Management Discussion & Analysis

The returns from the stocks of large U.S. companies were excellent during the first nine months of 1996, with the Standard and Poor's 500 Index up 13.50% for the period. The Tax-Sensitive Equity Fund returned 18.97%, after expense reimbursement, for this period, beating this benchmark by 5.47%.

Returns for the first nine months of 1996 were driven by an economy which continued to grow steadily and without a hint of the inflation which is so devastating to equity markets. Several market sectors did extremely well. Optimistic consumers, almost fully employed, continued to spend and retail stocks performed quite well. The technology sector was mixed but generally strong, while selected banks and insurance companies showed reasonable earnings growth. Interest sensitive stocks, such as telephone and electric utilities, did poorly as interest rates rose.

Returns for the Tax-Sensitive Equity Fund were driven by individual stock selection rather then heavy weightings in favored S&P sectors. The fund's best returns were achieved by Consolidated Stores, a retail liquidator, which was up 100%, and American Travellers, a major insurer of nursing home stays, which rose 67%. Our worst disappointment came in Teradyne, as investors pounded semiconductor and capital equipment stocks. But the fund did participate in the surge experienced by other technology stocks as Adaptec, Compaq, Hewlett, Intel, IBM and Varian were up an average of 28%.

We are happy to report that, as of September 30, our fund had no reportable realized capital gains to distribute to shareholders and has recognized capital losses which may be used by the fund to offset future realized capital gains, if any. There will be a dividend payment, but returns will not be reduced by further capital gains taxes.




Laurence A. Manchester

        Comparison of Chnage in Value of $100,000 Investment in Standish
                Tax-Sensitive Equity Fund and the S&P 500 Index


The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Tax-Sensitive Equity Fund compared with the S&P 500 Index for the period January 2, 1996 to September 30, 1996, based upon a $100,000 investment. Also included is the average annual total return since inception.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      Statements of Assets and Liabilities
                               September 30, 1996


                                                       Massachusetts
                                                        Intermediate       Intermediate       Small Cap
                                                         Tax Exempt         Tax Exempt      Tax-Sensitive    Tax-Sensitive
                                                         Bond Fund          Bond Fund        Equity Fund      Equity Fund
---------------------------------------------------   -----------------    -------------    --------------   ---------------

Assets:

    Investments, at value (Note 1A) *               $       31,908,048   $   35,036,341   $     6,720,966  $      2,782,028
    Cash                                                             -                -           143,995            36,592
    Receivable for investments sold                                  -                -           258,450                 -
    Receivable for fund shares sold                                  -                -           152,665             2,618
    Dividends & interest receivable                            489,513          545,442             1,966             3,126
    Deferred organization expense (Note 1E)                      3,092            4,163            16,073            16,082
    Receivable from investment advisor (Note 3)                      -                -            23,523            21,425
                                                      -----------------    -------------    --------------   ---------------

       Total assets                                         32,400,653       35,585,946         7,317,638         2,861,871
                                                      -----------------    -------------    --------------   ---------------

Liabilities:

    Distributions Payable                                       87,631           90,225                 -                 -
    Payable for investments purchased                                -           97,050           403,754                 -
    Payable for daily variation margin on open
       financial futures contracts (Note 7)                      2,938            1,188                 -                 -
    Payable for Delayed Delivery Transactions (Note 8)               -          507,035                 -                 -
    Payable for fund shares redeemed                           125,000            2,500                 -                 -
    Accrued custodian fee                                       16,844           17,162             8,881            10,470
    Accrued investment advisory fee (Note 3)                    24,870           19,444                 -                 -
    Accrued trustee fees (Note 3)                                  620              652                94                49
    Other accrued expenses and other liabilities                 6,667            7,978             9,042             8,410
                                                      -----------------    -------------    --------------   ---------------

       Total Liabilities                                       264,570          743,234           421,771            18,929
                                                      -----------------    -------------    --------------   ---------------

Net assets                                          $       32,136,083   $   34,842,712   $     6,895,867  $      2,842,942
                                                      =================    =============    ==============   ===============

Net assets consist of:

    Paid-in capital                                 $       32,411,904   $   34,179,759   $     6,820,711  $      2,538,959
    Accumulated undistributed net investment income                  -                -             5,180            12,585
    Accumulated net realized investment gain (loss)           (587,756)          18,747          (289,040)          (21,876)
    Net unrealized appreciation                                311,935          644,206           359,016           313,274
                                                      -----------------    -------------    --------------   ---------------

Net Assets                                          $       32,136,083   $   34,842,712   $     6,895,867  $      2,842,942
                                                      =================    =============    ==============   ===============

Shares of beneficial interest outstanding                    1,557,795        1,649,638           292,564           120,446
                                                      =================    =============    ==============   ===============

Net asset value, offering price,
and redemption price per share                      $           20.63      $      21.12   $          23.5  $          23.60
                                                      =================    =============    ==============   ===============
    (Net assets/Shares outstanding)

*   Identified cost of investments                  $       31,629,887   $   34,401,415   $     6,361,949  $      2,468,754
                                                      =================    =============    ==============   ===============


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            Statements of Operations
                     For the Period Ended September 30, 1996


                                                           Massachusetts
                                                            Intermediate       Intermediate       Small Cap
                                                             Tax Exempt         Tax Exempt      Tax-Sensitive      Tax-Sensitive
                                                           Bond Fund (a)       Bond Fund (a)    Equity Fund (b)    Equity Fund (b)
------------------------------------------------------    -----------------    ---------------  -----------------  --------------

Investment Income

     Interest income                                    $        1,327,319   $    1,378,131   $          6,588   $         2,877
     Dividend income                                                     -                -              2,631            25,160
                                                          -----------------    -------------    ---------------    --------------

        Total investment income                                  1,327,319        1,378,131              9,219            28,037
                                                          -----------------    -------------    ---------------    --------------

Expenses

     Investment advisory fee (Note 3)                               98,478           98,399             13,510             6,161
     Trustee fees (Note 3)                                           1,114            1,158                123                65
     Accounting, custody and transfer agent fees                    58,060           60,894             37,783            30,741
     Registration costs                                                466           12,774              2,184             2,366
     Audit services                                                 12,104           16,692             18,717            18,717
     Legal fees                                                      6,412            5,243              2,433             2,433
     Amortization of organization costs                              2,161            2,915              2,802             2,802
     Miscellaneous                                                     719            2,582                 10               320
                                                          -----------------    -------------    ---------------    --------------

        Total Expenses                                             179,514          200,657             77,562            63,605
                                                          -----------------    -------------    ---------------    --------------

Deduct:
     Waiver of investment advisory fee                              20,375           41,685             13,510             6,161
     Reimbursement of Fund operating expenses                            -                -             64,052            57,444
                                                          -----------------    -------------    ---------------    --------------
        Total waiver of investment advisory fee and
           reimbursement of operating expenses                      20,375           41,685             77,562            63,605
                                                          -----------------    -------------    ---------------    --------------

     Net expenses                                                  159,139          158,972                  0                 0
                                                          -----------------    -------------    ---------------    --------------

Net investment income                                            1,168,180        1,219,159              9,219            28,037
                                                          -----------------    -------------    ---------------    --------------

Realized and unrealized gain (loss):

     Net realized gain (loss)
        Investment securities                                       71,451           57,082           (289,040)          (21,876)
        Financial futures                                          (50,933)          (3,947)                 -                 -
                                                          -----------------    -------------    ---------------    --------------

        Net realized gain (loss)                                    20,518           53,135           (289,040)          (21,876)

     Change in net unrealized appreciation (depreciation)
        Investment securities                                     (664,889)        (468,693)           359,016           313,274
        Financial futures                                           33,774            9,280                  -                 -
                                                          -----------------    -------------    ---------------    --------------

        Change in net unrealized appreciation (depreciation)      (631,115)        (459,413)           359,016           313,274

        Net realized and unrealized gain (loss)                   (610,597)        (406,278)            69,976           291,398
                                                          -----------------    -------------    ---------------    --------------

        Net increase in net assets from operations      $          557,583   $      812,881   $         79,195   $       319,435
                                                          =================    =============    ===============    ==============

(a)  For the nine months ended September 30, 1996.
(b)  For the period January 2, 1996, commencement of investment operations, through September 30, 1996.



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            Statements of Operations
                      For the Year Ended December 31, 1995


                                                           Massachusetts
                                                            Intermediate       Intermediate
                                                             Tax Exempt         Tax Exempt
                                                             Bond Fund          Bond Fund
------------------------------------------------------    -----------------    -------------

Investment Income

     Interest income                                    $        1,653,234   $    1,550,770
     Dividend income                                                     -                -
                                                          -----------------    -------------

        Total investment income                                  1,653,234        1,550,770
                                                          -----------------    -------------

Expenses

     Investment advisory fee (Note 3)                              124,213          115,482
     Trustee fees (Note 3)                                           1,222            1,165
     Accounting, custody and transfer agent fees                    72,031           72,211
     Registration costs                                              3,208           14,414
     Audit services                                                 16,088           15,919
     Legal fees                                                      1,240            1,131
     Amortization of organization costs                              2,850            4,410
     Miscellaneous                                                   2,321              985
                                                          -----------------    -------------

        Total Expenses                                             223,173          225,717
                                                          -----------------    -------------

Deduct:
     Waiver of investment advisory fee                              21,818           38,426
     Reimbursement of Fund operating expenses                            -                -
                                                          -----------------    -------------
        Total waiver of investment advisory fee and
           reimbursement of operating expenses                      21,818           38,426
                                                          -----------------    -------------

     Net expenses                                                  201,355          187,291
                                                          -----------------    -------------

Net investment income                                            1,451,879        1,363,479
                                                          -----------------    -------------

Realized and unrealized gain (loss):

     Net realized gain (loss)
        Investment securities                                     (132,384)         257,404
        Financial futures                                          (11,785)         (57,508)
                                                          -----------------    -------------

        Net realized gain (loss)                                  (144,169)         199,896

     Change in net unrealized appreciation (depreciation)
        Investment securities                                    2,339,720        1,841,975
        Financial futures                                                -                -
                                                          -----------------    -------------

        Change in net unrealized appreciation (depreciation)     2,339,720        1,841,975

        Net realized and unrealized gain (loss)                  2,195,551        2,041,871
                                                          -----------------    -------------

        Net increase in net assets from operations      $        3,647,430   $    3,405,350
                                                          =================    =============



                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets


                                                                Nine Months             Year              Year
                                                                   Ended               Ended              Ended
                                                                  9/30/96             12/31/95          12/31/94
----------------------------------------------------------    -----------------   -----------------   --------------

Increase (decrease) in Net Assets

From Operations:

     Net investment income                                  $        1,168,180  $        1,451,879  $     1,384,665
     Net realized gain (loss)                                           20,518            (144,169)        (464,105)
     Change in net unrealized appreciation (depreciation)             (631,115)          2,339,720       (2,123,372)
                                                              -----------------   -----------------   --------------

     Net increase in net assets from operations                        557,583           3,647,430       (1,202,812)
                                                              -----------------   -----------------   --------------

Distributions to shareholders:

     From net investment income                                     (1,168,180)         (1,451,879)      (1,384,665)
     From realized capital gains                                             -                   -          (10,471)
                                                              -----------------   -----------------   --------------

       Total distributions to shareholders                          (1,168,180)         (1,451,879)      (1,395,136)
                                                              -----------------   -----------------   --------------

Fund share (principal) transactions (Note 5)

     Net proceeds from sale of shares                                7,839,919          10,781,062       10,055,521
     Net asset value of shares issued to shareholders in
       payment of distributions declared                               354,227             371,483          181,704
     Cost of shares redeemed                                        (8,012,503)         (8,558,571)      (9,490,499)
                                                              -----------------   -----------------   --------------

     Increase in net assets from Fund share transactions               181,643           2,593,974          746,726
                                                              -----------------   -----------------   --------------

       Net increase (decrease) in net assets                          (428,954)          4,789,525       (1,851,222)

Net assets:

     Beginning of period                                            32,565,037          27,775,512       29,626,734
                                                              -----------------   -----------------   --------------

     End of period                                          $       32,136,083  $       32,565,037  $    27,775,512
                                                              =================   =================   ==============





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets



                                                                Nine Months           Year               Year
                                                                   Ended              Ended             Ended
                                                                  9/30/96           12/31/95           12/31/94
------------------------------------------------------------   --------------     --------------     -------------

Increase (decrease) in Net Assets

From Operations:

     Net investment income                                   $     1,219,159    $     1,363,479    $      957,255
     Net realized gain (loss)                                         53,135            199,896          (234,284)
     Change in net unrealized appreciation (depreciation)           (459,413)         1,841,975        (1,284,419)
                                                               --------------     --------------     -------------

     Net increase in net assets from operations                      812,881          3,405,350          (561,448)
                                                               --------------     --------------     -------------

Distributions to shareholders:

     From net investment income                                   (1,219,159)        (1,363,479)         (957,255)
     From realized capital gains                                           -                  -           (18,500)
                                                               --------------     --------------     -------------

       Total distributions to shareholders                        (1,219,159)        (1,363,479)         (975,755)
                                                               --------------     --------------     -------------

Fund share (principal) transactions (Note 5)

     Net proceeds from sale of shares                             11,111,750         16,771,357        12,559,281
     Net asset value of shares issued to shareholders in
       payment of distributions declared                             428,110            316,498           225,637
     Cost of shares redeemed                                      (9,156,263)        (6,778,640)       (7,865,733)
                                                               --------------     --------------     -------------

     Increase in net assets from Fund share transactions           2,383,597         10,309,215         4,919,185
                                                               --------------     --------------     -------------

       Net increase (decrease) in net assets                       1,977,319         12,351,086         3,381,982

Net assets:

     Beginning of period                                          32,865,393         20,514,307        17,132,325
                                                               --------------     --------------     -------------

     End of period                                           $    34,842,712    $    32,865,393    $   20,514,307
                                                               ==============     ==============     =============




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Statements of Changes in Net Assets
                     For the Period Ended September 30, 1996

                                                                   Small Cap
                                                                  Tax-Sensitive      Tax-Sensitive
                                                                  Equity Fund (a)   Equity Fund (a)
--------------------------------------------------------------    ----------------  -----------------

Increase (decrease) in Net Assets

From Operations:

      Net investment income                                     $         9,219   $           28,037
      Net realized gain (loss)                                         (289,040)             (21,876)
      Change in net unrealized appreciation                             359,016              313,274
                                                                  --------------    -----------------

      Net increase in net assets from operations                         79,195              319,435
                                                                  --------------    -----------------

Distributions to shareholders:

      From net investment income                                         (4,039)             (15,453)
                                                                  --------------    -----------------

Fund share (principal) transactions (Note 5)

      Net proceeds from sale of shares                                6,823,260            2,539,035
      Net asset value of shares issued to shareholders in
        payment of distributions declared                                 2,858               14,425
      Cost of shares redeemed                                            (5,407)             (14,500)
                                                                  --------------    -----------------

        Increase in net assets from Fund share transactions           6,820,711            2,538,960
                                                                  --------------    -----------------

           Net increase in net assets                                 6,895,867            2,842,942

Net assets:

      Beginning of period                                                     0                    0
                                                                  --------------    -----------------

      End of period (including undistributed net                $     6,895,867   $        2,842,942
                                                                  ==============    =================
      investment income of $5,180 and $12,585, respectively)


(a)   For the period January 2, 1996, commencement of investment operations, through September 30, 1996.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights


                                                   Nine Months Ended                                         November 2, 1992
                                                   September 30, 1996         Year Ended December 31,       (start of business) to
                                                                      -------------------------------------
                                                            (Note 1F)    1995         1994         1993     December 31, 1992*
                                                        -----------   -----------  -----------  ----------- ------------

     Net asset value - beginning of period                  $21.02        $19.55       $21.31       $20.32      $20.00

Income from investment operations

     Net investment income **                                 0.74          0.94         0.94         0.92        0.13
     Net realized and unrealized gain (loss)                 (0.39)         1.47        (1.75)        1.13        0.32
                                                            --------   -----------  -----------  ----------- -----------
     Total from investment operations                         0.35          2.41        (0.81)        2.05        0.45
                                                            --------   -----------  -----------  ----------- -----------

Less distributions declared to shareholders

     From net investment income                              (0.74)        (0.94)       (0.94)       (0.92)      (0.13)
     From realized capital gains                              -             -           (0.01)       (0.14)       -
                                                            --------   -----------  -----------  ----------- -----------
     Total distributions declared to shareholders            (0.74)        (0.94)       (0.95)       (1.06)      (0.13)
                                                            --------   -----------  -----------  ----------- -----------

     Net asset value - end of period                        $20.63        $21.02       $19.55       $21.31      $20.32
                                                            ========   ===========  ===========  =========== ===========

Total return                                                  1.70%        12.64%       (3.84%)      10.24%      13.85t

Ratios (to average net assets)/Supplemental Data

     Expenses **                                              0.65%t         0.65%        0.65%        0.65%       0.65t
     Net investment income **                                 4.78%t         4.71%        4.67%        4.35%       4.05t
Net assets at end of period (000 omitted)                   $32,136       $32,565      $27,776      $29,627      $6,537

Portfolio turnover                                             35%x            77%          84%          94%         31%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.72         $0.95        $0.91        $0.86       $0.11
       Ratios (to average net assets):
         Expenses                                               0.73%t         0.72%        0.78%        0.95%       1.37t
         Net investment income                                  4.70%t         4.64%        4.54%        4.05%       3.33t

*    Audited by other auditors
t    Computed on an annualized basis
x    Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights

                                                        Nine Months Ended                                         November 2, 1992
                                                       September 30, 1996          Year Ended December 31,    (start of business) to
                                                                         ------------------------------------
                                                         (Note 1F)              1995         1994        1993    December 31, 1992*
                                                        -------------    -----------  ----------- -----------  ---------------------

    Net asset value - beginning of period                   $21.40          $19.91       $21.44      $20.42          $20.00

Income from investment operations

    Net investment income **                                  0.79            0.98         0.95        0.93            0.14
    Net realized and unrealized gain (loss)                  (0.28)           1.49        (1.51)       1.24            0.42
                                                        -----------     -----------  ----------- -----------  --------------
    Total from investment operations                          0.51            2.47        (0.56)       2.17            0.56
                                                        -----------     -----------  ----------- -----------  --------------

Less distributions declared to shareholders

    From net investment income                               (0.79)          (0.98)       (0.95)      (0.93)          (0.14)
    From realized capital gains                               -               -           (0.02)      (0.22)           -
                                                        -----------     -----------  ----------- -----------  --------------
    Total distributions declared to shareholders             (0.79)          (0.98)       (0.97)      (1.15)          (0.14)
                                                        -----------     -----------  ----------- -----------  --------------

    Net asset value - end of period                         $21.12          $21.40       $19.91      $21.44          $20.42
                                                        ===========     ===========  =========== ===========  ==============

Total return                                                  2.43%          12.65%       (2.68%)     10.78%          17.02t

Ratios (to average net assets)/Supplemental Data

    Expenses **                                               0.65%t          0.65%        0.65%       0.65%           0.65t
    Net investment income **                                  4.99%t          4.75%        4.62%       4.36%           4.16t
Net assets at end of period (000 omitted)                   $34,843         $32,865      $20,514     $17,132          $5,577

Portfolio turnover                                              43%x        140%         157%        126%             62%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.76           $0.95        $0.90       $0.85           $0.12
       Ratios (to average net assets):
          Expenses                                              0.82%t          0.79%        0.89%       1.15%           1.47t
          Net investment income                                 4.82%t          4.61%        4.38%       3.86%           3.34t

*   Audited by other auditors
t   Computed on an annualized basis
x   Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights


                                                                                     For the Period
                                                                                     January 2, 1996
                                                                                    (commencement of
                                                                                   investment operations)
                                                                                    to September 30, 1996
                                                                                 ----------------------------

    Net asset value - beginning of period                                                            $20.00

Income from investment operations

    Net investment income *                                                                            0.04
    Net realized and unrealized gain (loss)                                                            3.55
                                                                                     ------------------------
    Total from investment operations                                                                   3.59
                                                                                     ------------------------

Less distributions declared to shareholders

    From net investment income                                                                        (0.02)
                                                                                     ------------------------
    Total distributions declared to shareholders                                                      (0.02)
                                                                                     ------------------------

    Net asset value - end of period                                                                  $23.57
                                                                                      ========================

Total return                                                                                          17.95%

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                         0.00t
    Net investment income *                                                                            0.41t
Net assets at end of period (000 omitted)                                                            $6,896

Portfolio turnover                                                                                       57%
Average broker commission paid per share                                                            $0.1058

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                 ($0.28)
       Ratios (to average net assets):
          Expenses                                                                                     3.45t
          Net investment loss                                                                         (3.04t)

t   Computed on an annualized basis





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                              Financial Highlights

                                                                                    For the Period
                                                                                    January 2, 1996
                                                                                   (commencement of
                                                                                investment operations)
                                                                                 to September 30, 1996
                                                                                  ------------------------

    Net asset value - beginning of period                                                           $20.00

Income from investment operations

    Net investment income *                                                                           0.28
    Net realized and unrealized gain (loss)                                                           3.50
                                                                                  ------------------------
    Total from investment operations                                                                  3.78
                                                                                  ------------------------

Less distributions declared to shareholders

    From net investment income                                                                       (0.18)
                                                                                   ------------------------
    Total distributions declared to shareholders                                                     (0.18)
                                                                                   ------------------------

    Net asset value - end of period                                                                 $23.60
                                                                                   ========================

Total return                                                                                         18.97%

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                        0.00%t
    Net investment income *                                                                           2.27%t
Net assets at end of period (000 omitted)                                                            $2,843

Portfolio turnover                                                                                       17%
Average broker commission paid per share                                                             $0.0419

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                ($0.36)
       Ratios (to average net assets):
          Expenses                                                                                    5.15%t
          Net investment loss                                                                        (2.88%t

t   Computed on an annualized basis

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Bonds - 97.5%
---------------------------------------------------

General Obligations - 40.7%
---------------------------------------------------
Amesbury MA State Qualified                                  5.%0      6/01/2003        $       750,000     $         750,000
Brockton MA State Qualified                                  5.55      12/15/2003               270,000               267,975
Brockton MA State Qualified                                  5.65      12/15/2004               300,000               297,750
Brockton MA State Qualified                                  5.70      6/15/2002                160,000               164,200
Brockton MA State Qualified                                  6.13      6/15/2018                250,000               253,438
Commonwealth of Massachusetts                                6.25      7/01/2002                750,000               805,313
Commonwealth of Massachusetts                                6.50      8/01/2001                480,000               516,600
Commonwealth of Massachusetts                                6.90      10/01/2000               200,000               216,750
Commonwealth of Massachusetts                                7.50      12/01/2000               400,000               443,000
Commonwealth of Massachusetts                                7.50      6/01/2004                700,000               810,250
Lawrence MA State Qualified                                  5.13      9/15/2003              1,250,000             1,253,125
Lowell MA State Qualified                                    6.00      8/15/1999                775,000               801,156
Mass Bay Transportation Authority                            6.45      3/01/2000                500,000               529,375
Mass Port Authority                                          5.50      7/01/2003                550,000               569,250
Mass Port Authority                                          7.13      7/01/2012                415,000               420,075
Mass St College Bldg Authority Project                       7.50      5/01/2006                500,000               589,375
Mass St College Bldg Authority Project                       7.50      5/01/2007                250,000               295,938
Massachusetts Bay Transportation Authority                   6.25      3/01/2004                475,000               515,375
Puerto Rico Highway Authority                                6.25      7/01/2004                800,000               869,000
Springfield MA                                               6.25      8/01/2006              1,000,000             1,075,000
University of Mass Building Authority State Guarantee        6.63      5/01/2007              1,000,000             1,105,000
Worcester, MA                                                6.00      7/01/2005                500,000               530,000
                                                                                                              ----------------
                                                                                                                   13,077,945
                                                                                                              ----------------
Housing Revenue - 6.4%
---------------------------------------------------
Mass HFA Residential Development FNMA                        6.50      12/01/2014               695,000               711,506
Mass HFA Residential Development FNMA t                      6.88      11/15/2011               500,000               535,625
Mass HFA Residential Development FNMA                        7.60      12/01/2014               500,000               535,625
Mass HFA Residential Development FNMA                        8.80      8/01/2021                250,000               264,688
                                                                                                              ----------------
                                                                                                                    2,047,444
                                                                                                              ----------------



                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Insured Bonds - 12.6%
---------------------------------------------------
Chelsea MA School District AMBAC                             6.%0      6/15/2002       $        225,000    $          238,781
Chelsea MA School District AMBAC t                           6.00      6/15/2004                750,000               799,688
Holyoke MA FSA                                               6.00      6/15/2007                800,000               840,000
Mass Educational Loan Authority AMBAC t                      5.25      7/01/1999                545,000               554,538
Milford MA AMBAC                                             5.13      12/15/2014               500,000               471,250
New Bedford MA AMBAC                                         6.00      10/15/2005               575,000               612,375
Rockport MA AMBAC                                            6.80      12/15/2003               300,000               326,625
Worcester MA MBIA                                            5.80      8/01/1998                200,000               204,000
                                                                                                              ----------------
                                                                                                                    4,047,257
                                                                                                              ----------------
Lease Revenue - 3.0%
---------------------------------------------------
Puerto Rico Housing Bank Appropriation                       5.13      12/01/2004               250,000               244,063
Puerto Rico Housing Bank Appropriation                       5.13      12/01/2005               750,000               725,625
                                                                                                              ----------------
                                                                                                                      969,688
                                                                                                              ----------------
LOC GIC - 7.2%
---------------------------------------------------
Mass IFA Amesbury LOC: State Street                          5.35      9/01/2000                455,000               461,825
Mass IFA Human Development LOC: Shawmut                      6.25      4/15/2009                805,000               830,156
Mass IFA IBEW LOC: State Street                              5.88      1/01/2005                225,000               229,781
Northborough MA IFA LOC: Bank of Boston                      5.75      9/01/2002                765,000               782,213
                                                                                                              ----------------
                                                                                                                    2,303,975
                                                                                                              ----------------
Revenue Bonds - 27.6%
---------------------------------------------------
Mass HEFA Anna Jaques Hospital                               5.75      10/01/1998               440,000               443,850
Mass HEFA Central New England Health Systems                 5.75      8/01/2003                500,000               462,500
Mass HEFA Charlton Hospital                                  7.00      7/01/2000                300,000               318,375
Mass HEFA Charlton Hospital                                  7.10      7/01/2001                300,000               322,500
Mass HEFA Daughters of Charity Hospital                      5.50      7/01/2004                600,000               615,750
Mass HEFA Melrose Wakefield Hospital                         6.35      7/01/2006                310,000               322,788
Mass HEFA New England Baptist Hospital                       7.30      7/01/2011                715,000               763,263
Mass HEFA Youville Hospital HFA Secured                      6.13      2/15/2015                650,000               662,188
Mass IFA Brooks School                                       5.60      7/01/2005                245,000               251,125
Mass IFA Brooks School                                       5.90      7/01/2013                410,000               412,050
Mass IFA Clark University                                    6.45      7/01/2001                300,000               319,125
Mass IFA Loomis Project                                      6.50      7/01/2002                350,000               356,125
Mass IFA Resource Recovery                                   6.15      7/01/2002              1,000,000             1,035,000
Mass IFA Springfield College                                 4.90      9/15/1999                715,000               711,425
Mass Municipal Wholesale Electric Co Power                   6.38      7/01/2001                300,000               315,750




                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Mass Water Resource Authority                                5.%5      3/01/2013       $        500,000    $          473,750
Mass Water Resource Authority                                7.25      4/01/2001                200,000               219,750
New England Loan Marketing MA Student Loan                   5.80      3/01/2002                850,000               878,688
                                                                                                              ----------------
                                                                                                                    8,884,002
                                                                                                              ----------------
TOTAL Bonds (Cost $31,052,150)                                                                                     31,330,311
                                                                                                              ----------------

Short-Term Investments - 1.8%
---------------------------------------------------

Short Term - 1.2%
---------------------------------------------------
Mass St Updates                                              3.85     12/1/1997 *               400,000               400,000

Repurchase Agreement - 0.6%
---------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 9/30/96,
5.12% due 10/1/96, to pay $177,763 (Collateralized by
Federal National Mortgage Association, 7.252%, due
4/1/24, market value $181,292) at cost                                                          177,737               177,737
                                                                                                              ----------------

TOTAL Short-Term Investments (Cost $577,737)                                                                          577,737
                                                                                                              ----------------

TOTAL INVESTMENTS  (Cost $31,629,887) - 99.3%                                                                      31,908,048

Other Assets/(Liabilities) - 0.7%                                                                                     228,035
                                                                                                              ----------------

NET ASSETS - 100.0%                                                                                         $      32,136,083
                                                                                                              ================

The following abbreviations are used in this portfolio:

t - Denotes all or part of security pledged as a margin deposit (see Note 7).
* - Date shown reflects actual maturity date. Security puttable on a daily basis.

AMBAC - American Municipal Bond Assurance Corp.                      IBEW - International Brotherhood of Electrical Workers
FSA - Financial Security Association                                 IFA - Industrial Finance Authority
HEFA - Health & Educational Facilities Authority                     LOC - Letter of Credit
HFA - Housing Finance Agency                                         MBIA - Municipal Bond Insurance Association
FNMA - Federal National Mortgage Association




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Bonds - 98.0%
-----------------------------------------------------

General Obligations - 12.2%
-----------------------------------------------------
Cincinnati Public Schools OH                                   6.%5      6/15/2002       $       600,000    $         626,250
Commonwealth of Massachusetts                                  7.50      6/01/2004               500,000              578,750
Commonwealth of Massachusetts                                  3.85      12/01/1997              200,000              200,000
Detroit MI                                                     6.00      4/01/2000               250,000              254,375
District of Columbia                                           5.80      6/01/2004               500,000              490,000
Honolulu HI                                                    5.40      9/27/2007               500,000              500,625
Lawrence MA                                                    5.38      9/15/2005               500,000              503,125
Lowell MA State Qualified                                      7.20      2/15/2000               500,000              535,625
Texas State Tpk Authority ** t                                12.63      1/01/2020               400,000              562,000
                                                                                                               ---------------
                                                                                                                    4,250,750
                                                                                                               ---------------
Housing Revenue - 10.3%
-----------------------------------------------------
CA Housing Authority Summit Medical Center                     5.50      5/01/2005               615,000              628,838
Colorado HEFA Rocky Mountain Adventist Hospital                6.00      2/01/1998               225,000              226,406
Colorado HFA Multi Family Insured Mortgage                     7.90      10/01/2000              225,000              244,688
Florida HFA                                                    0.00      7/15/2016             1,000,000              108,750
Mass HFA                                                       7.60      12/01/2014              400,000              428,500
MI Housing Authority AMBAC                                     5.50      6/01/2018               490,000              490,000
MI Housing Authority AMBAC                                     6.40      4/01/2005               250,000              260,625
New Mexico Mortgage Finance Authority                          5.75      7/01/2014               500,000              505,625
Penn Housing Finance Agency                                    5.35      10/01/2008              500,000              500,000
Texas Dept Housing & Community                                 0.00      3/01/2015               350,000              101,938
Virginia Housing Development Authority                         0.00      11/01/2017              575,000               97,031
                                                                                                               ---------------
                                                                                                                    3,592,401
                                                                                                               ---------------
Insured Bonds - 22.6%
-----------------------------------------------------
Benton County WA School District AMBAC t                       6.70      12/01/2006              580,000              651,775
CA Housing Authority MBIA                                      5.65      8/01/2025               400,000              402,000
Chicago IL O'Hare Airport MBIA                                 6.75      1/01/2006               500,000              555,000
DC Medlantic Hospital MBIA                                     7.00      8/15/2005               500,000              550,000
Denver CO Airport MBIA                                         7.50      11/15/2006              500,000              568,125
District of Columbia FSA                                       5.30      6/01/2004               500,000              501,250

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Grand Prairie TX Health AMBAC                                  6.%0      11/01/1999      $       470,000    $         479,988
Greater Detroit Resource Recovery AMBAC                        6.25      12/13/2007              400,000              432,500
Jefferson County OH Asset Guaranty                             6.63      12/01/2005              375,000              391,406
NH HEFA Allegheny Health MBIA                                  6.25      10/01/2008              300,000              305,250
OK Industrial Authority Health System AMBAC                    7.00      8/15/2006               500,000              564,375
Orange County CA Transportation FGIC                           4.80      2/15/2006               500,000              482,500
PA HEFA Allegheny Health MBIA                                  5.50      11/15/2008              405,000              408,544
SD HEFA Mckennan Hosp MBIA                                     6.00      7/01/2007               500,000              527,500
Tucson AZ COP Asset Guaranty                                   6.00      7/01/2004               500,000              520,625
Utah Student Loan AMBAC                                        7.45      11/01/2008              500,000              531,250
                                                                                                               ---------------
                                                                                                                    7,872,088
                                                                                                               ---------------
LOC GIC - 2.2%
-----------------------------------------------------
Emphoria VA IDB LOC: Bank of Boston                            5.80      4/01/2004               200,000              201,612
Emphoria VA IDB LOC: Bank of Boston                            5.80      4/01/2004               130,000              131,160
Northborough MA IFA LOC: Bank of Boston                        5.75      9/01/2002               440,000              449,900
                                                                                                               ---------------
                                                                                                                      782,672
                                                                                                               ---------------
Revenue Bonds - 50.7%
-----------------------------------------------------
Alaska  Industrial Development and Export Authority            5.25      4/01/1998               215,000              216,881
Alaska  Industrial Development and Export Authority            5.50      4/01/2001               500,000              507,500
Alaska  Industrial Development and Export Authority            6.20      4/01/2003               150,000              158,250
Allegheny County PA Industrial Development                     5.30      12/01/1996              500,000              500,340
Battery Park NY Authority Junior Lien                          5.20      11/01/2023              500,000              500,625
Bloomington MN Port Authority FSA                              5.30      2/01/2007             1,000,000            1,011,250
Castle Rock CO Import Authority                                5.75      12/01/2001              500,000              515,625
Dayton Ohio Special Facilities                                 6.05      10/01/2009              500,000              501,250
DC Medlantic Hospital                                          7.00      8/15/2005               500,000              534,375
District of Columbia Redevelopment Agency                      5.63      11/01/2010              495,000              482,006
Eddyville Iowa Pollution Control Revenue                       5.40      10/01/2006              500,000              509,375
Foothills CA Transportation Agency                             0.00      1/01/2007               500,000              310,625
Gateway OH Special Tax                                         7.50      9/01/2005               500,000              537,500
Hot Springs AK Sales & Use                                     4.95      12/01/2008              250,000              248,438
Intermountain Power Agency Utah *                              5.25      7/01/2003               500,000              511,875
Long Beach CA Aquarium                                         5.75      7/01/2005               200,000              196,500







                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Los Angeles CA Building Authority                              5.%0      5/01/2004       $       500,000    $         510,000
Mashantucket CT Pequot                                         6.25      9/01/2003               300,000              306,375
Mass IFA Boston Edison                                         5.75      2/01/2014               500,000              481,875
Mass IFA Loomis Project                                        6.50      7/01/2002               250,000              254,375
Mass IFA Resource Recovery                                     6.15      7/01/2002               150,000              155,250
Met Pier IL                                                    6.25      7/01/2017               300,000              298,875
MT Higher Education                                            5.95      12/01/2012              440,000              444,950
New York Dormitory Authority t                                 5.50      7/01/2003               500,000              510,625
New York Dormitory Authority                                   6.00      7/01/2006               500,000              511,875
New York Med Center Long Island FHA                            6.40      8/15/2014               495,000              512,325
New York Med Center Mercy FHA                                  5.40      8/15/2005               395,000              411,294
New York Med Center Mt. Sinai FHA                              5.95      8/15/2009               235,000              239,113
New York Med Center St. Luke's FHA                             5.60      8/15/2013               465,000              463,253
New York Med Center St. Vincent FHA                            6.13      2/15/2014               515,000              531,738
New York Urban Development Corp.                               6.00      1/01/2004               500,000              516,250
New York Urban Development Corp. t                             6.25      4/01/2002               500,000              523,750
NH Education Auth. Brewster Acadamy                            5.40      6/01/2001               505,000              506,894
NY Metropolitan Tran Authority                                 5.75      7/01/2015               500,000              482,500
OH Development Commission                                      5.45      6/01/1999               200,000              202,250
Orange County CA Recovery                                      5.80      7/01/2016               400,000              399,000
Orange County CA Transportation Sales Tax                      6.00      2/15/2007               500,000              525,625
San Bernadino CA Certificates of Participation                 5.25      8/01/2004               500,000              495,000
Volusia FL HEFA -  Embry Project                               5.50      10/15/2004              400,000              403,500
WA Public Power Supply Project                                 5.30      7/01/2002               500,000              503,125
Weld County Colorado IDA Conagra                               6.75      12/15/2001              200,000              212,750
                                                                                                               ---------------
                                                                                                                   17,644,982
                                                                                                               ---------------
TOTAL Bonds (Cost $33,507,967)                                                                                     34,142,893
                                                                                                               ---------------

Short-Term Investments - 2.6%
-----------------------------------------------------

Short Term - 2.0%
-----------------------------------------------------
Mass St Updates                                                3.85                   12/1/1997 *700,000              700,000








                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                Par                Value
Security                                                                                       Value             (Note 1A)
-----------------------------------------------------                                      --------------      ---------------

Repurchase Agreement - 0.6%
-----------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 9/30/96,
5.12% due 10/1/96, to pay $193,476 (Collateralized by
Federal National Mortgage Association, 7.252, due 4/1/24,
market value $197,317) at cost                                                           $       193,448    $         193,448
                                                                                                               ---------------

TOTAL Short-Term Investments (Cost $893,448)                                                                          893,448
                                                                                                               ---------------

TOTAL INVESTMENTS  (Cost $34,401,415) - 100.6%                                                                     35,036,341

Other Assets/(Liabilities) - (0.6%)                                                                                  (193,629)
                                                                                                               ---------------

NET ASSETS - 100.0%                                                                                          $     34,842,712
                                                                                                               ===============


The following abbreviations are used in this portfolio:

t - Denotes all or part of security pledged as a margin deposit (see Note 7).
* - Delayed delivery contract.
** - Prerefunded security.
*** - Date shown reflects actual maturity date.  Security puttable on a daily basis.

AMBAC - American Municipal Bond Assurance Corp.                        HFA - Housing Finance Agency
COP - Certificate of Participation                                     IDA - Industrial Development Authority
FGIC - Financial Guaranty Insurance Co.                                IDB - Industrial Development Bond
FHA - Federal Housing Authority                                        IFA -  Industrial Finance Authority
FSA - Financial Security Association                                   LOC - Letter of Credit
HEFA - Health & Educational Facilities Authority                       MBIA - Municipal Bond Insurance Association



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Common Stock - 97.5%
-----------------------------------------------------

Basic Industry - 3.5%
-----------------------------------------------------
Hughes Supply Inc.                                                                         2,400    $          88,800
Intertape Polymer Group Inc.                                                               3,700               82,788
OM Group Inc.                                                                              1,800               68,400
                                                                                                      ----------------
                                                                                                              239,988
                                                                                                      ----------------
Capital Goods - 2.7%
-----------------------------------------------------
BE Aerospace Inc. *                                                                        4,900              101,063
Ultrak Inc. *                                                                              3,000               82,500
                                                                                                      ----------------
                                                                                                              183,563
                                                                                                      ----------------
Consumer Cyclical - 4.6%
-----------------------------------------------------
Cannondale Corp. *                                                                         2,000               46,500
Custom Chrome Inc. *                                                                       3,700               67,988
Donna Karan International Inc. *                                                           3,000               68,625
Golden Bear Golf Inc. *                                                                    2,600               51,350
ITI Technologies Inc. *                                                                    2,400               84,600
                                                                                                      ----------------
                                                                                                              319,063
                                                                                                      ----------------
Consumer Stable - 6.3%
-----------------------------------------------------
Arbor Drug Inc.                                                                            2,600               56,550
Atlantic Coast Airlines Inc. *                                                             4,700               55,225
Garden Ridge Corp. *                                                                       3,400               58,225
Midwest Express Holdings *                                                                 2,000               59,750
Opta Food Ingredients Inc. *                                                               3,800               34,200
Performance Food Group Co. *                                                               4,750               78,375
Robert Mondavi Corp. *                                                                     2,900               94,975
                                                                                                      ----------------
                                                                                                              437,300
                                                                                                      ----------------
Financial - 4.9%
-----------------------------------------------------
American Travellers Corp. *                                                                2,900               96,063
Inphynet Medical Management Inc. *                                                         2,300               41,975
Olympic Financial Inc. *                                                                   3,300               81,263
S&P 400 Mid-Cap Depository Receipt                                                         1,000               47,953
Texas Regional Bancshares                                                                  2,400               69,000
                                                                                                      ----------------
                                                                                                              336,254
                                                                                                      ----------------


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Health Care - 27.8%
-----------------------------------------------------
Agouron Pharmaceuticals Inc. *                                                             2,300    $         100,338
Arbor Health Care Company *                                                                3,300               77,138
Arris Pharmaceutical Corp. *                                                               3,500               49,438
Ballard Medical Products                                                                   3,800               74,100
Chirex Inc. *                                                                              5,200               67,600
Conmed Corp. *                                                                             4,000               72,000
Corvel Corp. *                                                                             2,700               82,013
Dura Pharmaceuticals Inc. *                                                                1,500               55,313
Emcare Holdings Inc. *                                                                     2,600               70,200
FPA Medical Management Inc. *                                                              1,700               44,838
Fuisz Technologies Ltd. *                                                                  3,100               40,300
Genesis Health Ventures Inc. *                                                             2,600               73,125
Healthplan Services Corp. *                                                                3,400               74,375
Horizon Mental Health Management *                                                         2,800               69,300
Impath Inc. *                                                                              2,900               35,525
Innotech Inc. *                                                                            3,500               35,438
Martek Biosciences *                                                                       2,500               62,500
Medarex Inc. *                                                                             7,000               56,875
Medcath Inc. *                                                                             3,400               57,800
Medquist Inc. *                                                                            3,000               60,750
Myriad Genetics Inc. *                                                                     2,000               51,000
National Surgery Centers *                                                                 2,200               61,600
Natures Sunshine Products Inc.                                                             3,500               61,250
Occusystems Inc. *                                                                         1,500               45,000
Pharmaceutical Product Development *                                                       1,900               51,300
Possis Medical Inc. *                                                                      3,100               55,025
Protocol Systems Inc. *                                                                    3,100               51,538
Rochester Medical Corp. *                                                                  3,400               56,525
Rural/Metro Corp. *                                                                        1,900               69,350
United Dental Care Inc. *                                                                  2,000               72,250
Vertex Pharmaceuticals Inc. *                                                              2,800               82,600
                                                                                                      ----------------
                                                                                                            1,916,404
                                                                                                      ----------------







                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Services - 26.2%
-----------------------------------------------------
Air Express International Corp.                                                            2,500    $          70,625
Alternative Resources Corp. *                                                              1,400               39,375
Analysts International Corp.                                                               1,200               55,200
Applied Graphics Technology *                                                              3,900               58,013
Barrett Business Services Inc. *                                                           3,700               59,200
BET Holdings Inc. *                                                                        3,000               86,250
Central Parking Corp.                                                                      2,350               76,375
Coach USA Inc. *                                                                           3,300               88,275
Computer Task Group Inc.                                                                   2,300               71,588
Continental Waste Industries Inc. *                                                        1,600               35,800
Cotelligent Group Inc. *                                                                   2,300               36,225
Data Processing Resources Corp. *                                                          3,400               74,800
Emmis Broadcasting Corp. *                                                                 1,800               83,250
Evergreen Media Corp. *                                                                    1,650               51,563
LCC International Inc. *                                                                   1,800               32,850
Logan's Roadhouse Inc. *                                                                   2,600               52,325
May & Speh *                                                                               3,900               78,000
Natural Microsystems Corp. *                                                                 600               28,875
Newpark Resources Inc. *                                                                   2,700               98,213
Norrell Corp.                                                                              1,600               50,400
Oacis Healthcare Holdings *                                                                3,100               37,975
On Assignment Inc. *                                                                       1,800               61,650
Pacific Gateway Exchange Inc. *                                                            2,100               61,950
Personnel Group of America Inc. *                                                          3,200               83,200
Prepaid Legal Services Inc. *                                                              3,200               41,200
Remedy Temp Inc. *                                                                         2,000               42,500
Right Management Consultants *                                                             2,800               67,900
Scandinavian Broadcast Systems Corp. *                                                     3,700               83,250
Scientific Games Holdings Corp. *                                                          2,800               58,450
Techforce Corp. *                                                                          5,700               42,038
                                                                                                      ----------------
                                                                                                            1,807,315
                                                                                                      ----------------





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Technology - 21.5%
-----------------------------------------------------
Advanced Technology Material *                                                             3,900    $          52,650
Affiliated Computer Services Inc. *                                                          900               52,875
Applix Inc. *                                                                              2,700               70,875
Aspen Technologies Inc. *                                                                    700               47,425
Black Box Corp. *                                                                          2,300               75,900
CCC Information Services Group *                                                           3,200               67,200
Computer Horizons Corp. *                                                                  1,900               54,150
Cymer Inc. *                                                                               2,000               35,500
Datastream Systems Inc. *                                                                  1,200               36,300
Dupont Photomasks Inc. *                                                                   1,800               50,400
Etec Systems Inc. *                                                                        1,100               37,400
Gensym Corp. *                                                                             1,900               41,325
Harbinger Corp. *                                                                          1,100               27,500
Indus Group Inc. *                                                                         3,500               70,000
Intelligroup Inc. *                                                                        4,000               55,500
Lecroy Corp. *                                                                             2,600               67,600
MDL Information Systems *                                                                  2,000               63,250
Nichols Research Corp. *                                                                   2,600               77,350
P-Com Inc. *                                                                               1,800               44,550
Perceptron Inc. *                                                                          1,700               42,925
Periphonics Corp. *                                                                        1,300               50,691
Photronics Inc. *                                                                          2,000               62,000
Project Software & Development *                                                           1,500               63,375
Sanmina Corp. *                                                                            1,600               64,400
TCSI Corp. *                                                                               5,500               72,875
Ultradata Corp. *                                                                          4,500               27,563
Videoserver Inc. *                                                                         2,000               69,500
                                                                                                      ----------------
                                                                                                            1,481,079
                                                                                                      ----------------

TOTAL INVESTMENTS  (Cost $6,361,949) - 97.5%                                                                6,720,966

Other Assets/(Liabilities) - 2.5%                                                                             174,901
                                                                                                      ----------------

NET ASSETS - 100.0%                                                                                 $       6,895,867
                                                                                                      ================

* Non-income producing security.






                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Common Stock - 97.9%
-----------------------------------------------------

Basic Industry - 5.1%
-----------------------------------------------------
CSX Corp.                                                                                    400    $          20,200
Morton International Inc.                                                                  1,800               71,550
Norfolk Southern Corp.                                                                       300               27,413
Praxair, Inc                                                                                 600               25,800
                                                                                                      ----------------
                                                                                                              144,963
                                                                                                      ----------------
Capital Goods - 15.8%
-----------------------------------------------------
Crane Company                                                                              1,600               71,000
Deere & Co.                                                                                1,500               63,000
Dover Corp.                                                                                1,000               47,750
Harris Corp. Inc.                                                                          1,100               71,638
Rockwell International Corp.                                                               1,000               56,375
Textron Inc.                                                                                 800               68,000
United Technologies Corp.                                                                    600               72,075
                                                                                                      ----------------
                                                                                                              449,838
                                                                                                      ----------------
Consumer Cyclical - 12.2%
-----------------------------------------------------
Carnival Corp.                                                                             2,000               62,000
Clayton Homes                                                                              2,600               57,200
Consolidated Stores Corp. *                                                                  700               28,000
Jones Apparel Group Inc. *                                                                   600               38,250
Leggett & Platt Inc.                                                                       2,200               64,625
Pier 1 Imports Inc.                                                                        2,600               41,925
Waban Inc. *                                                                               2,400               54,900
                                                                                                      ----------------
                                                                                                              346,900
                                                                                                      ----------------
Consumer Stable - 10.0%
-----------------------------------------------------
General Nutrition Companies *                                                              2,000               35,125
Kroger Co. *                                                                                 700               31,325
Media General Inc.                                                                         1,500               47,250
Philip Morris Companies Inc.                                                                 350               31,413
Richfood Holdings Inc.                                                                     1,300               48,425
Wallace Computer Services                                                                  2,300               64,975
Wendys International Inc.                                                                  1,200               25,800
                                                                                                      ----------------
                                                                                                              284,313
                                                                                                      ----------------





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996


                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Energy - 9.2%
-----------------------------------------------------
Amoco Corp.                                                                                  800    $          56,400
British Petroleum PLC                                                                        608               76,000
Mobil Corp.                                                                                  600               69,450
Texaco Inc.                                                                                  650               59,800
                                                                                                      ----------------
                                                                                                              261,650
                                                                                                      ----------------
Financial - 17.5%
-----------------------------------------------------
Advanta Corp.                                                                                700               32,195
American Bankers Insurance Group                                                           1,300               65,000
American Travellers Corp. *                                                                1,775               58,797
Bank of Boston Corp.                                                                         700               40,513
BankAmerica Corp.                                                                            700               57,488
Chase Manhattan Corp.                                                                        700               56,088
Federal National Mortgage Association                                                      1,400               48,825
First USA Inc.                                                                               400               22,150
Northern Trust                                                                               700               46,025
Reliastar Financial Corp.                                                                  1,500               71,250
                                                                                                      ----------------
                                                                                                              498,331
                                                                                                      ----------------
Health Care - 10.5%
-----------------------------------------------------
Abbott Laboratories                                                                        1,100               54,175
Bristol-Myers Squibb Co.                                                                     600               57,825
Columbia/HCA Healthcare Corp.                                                                900               51,188
Schering-Plough Corp.                                                                        900               55,350
Sofamor/Danek Group, Inc. *                                                                1,000               30,875
Watson Pharmaceutical Inc. *                                                               1,300               48,750
                                                                                                      ----------------
                                                                                                              298,163
                                                                                                      ----------------
Real Estate Investment Trust - 4.0%
-----------------------------------------------------
Macerich Company (The)                                                                     1,500               33,563
Merry Land & Investment Co.                                                                1,300               27,788
Patriot American Hospitality                                                                 400               13,450
Starwood Lodging Trust                                                                       900               37,688
                                                                                                      ----------------
                                                                                                              112,489
                                                                                                      ----------------











                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Technology - 12.1%
-----------------------------------------------------
Adaptec Inc. *                                                                             1,000               60,000
Compaq Computer *                                                                          1,000               64,125
Hewlett-Packard Company                                                                      800               39,000
Intel Corp.                                                                                  700               66,806
International Business Machine                                                               400               49,800
Varian Associates Inc.                                                                     1,300               62,400
                                                                                                      ----------------
                                                                                                              342,131
                                                                                                      ----------------
Utilities - 1.5%
-----------------------------------------------------
FPL Group Inc.                                                                             1,000               43,250
                                                                                                      ----------------


TOTAL INVESTMENTS  (Cost $2,468,754) - 97.9%                                                                2,782,028

Other Assets/(Liabilities) - 2.1%                                                                              60,914
                                                                                                      ----------------

NET ASSETS - 100.0%                                                                                 $       2,842,942
                                                                                                      ================

* Non-income producing security.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         Notes to Financial Statements


(1).....Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund
         (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity
         Fund) and  Standish  Tax-Sensitive  Equity Fund  (Tax-Sensitive  Equity
         Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds"). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A...Investment security valuations--
         Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale prices or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by a Fund are valued on an amortized cost basis. If a Fund acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B...Repurchase agreements--
         It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by each Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C...Securities transactions and income--
         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D...Federal taxes--
         As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax
         Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (collectively the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends.

         At September 30, 1996, the following Funds, for federal income tax purposes, had capital loss carryovers as follows:

                                                                               Expiration Date September 30,
                                                           -------------------------------------------------------
                                                             2002           2003           2004           Total
                                                           ----------     ----------     ----------     ----------
Massachusetts Intermediate Tax Exempt Bond Fund          $   375,094    $   178,890    $     -----    $   553,984
Small Cap Tax-Sensitive Equity Fund                            -----          -----    $   240,551    $   240,551
Tax-Sensitive Equity Fund                                      -----          -----    $    21,876    $    21,876

         Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

     E...Deferred organization expense--
         Costs associated with the Funds' organization and initial registration are being amortized, on a straight-line basis, through October, 1997 for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund and through December, 2000 for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund.

     F...Change in fiscal year end--
         The Board of Trustees voted on February 9, 1996 to change the fiscal year end of the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund from December 31 to September
         30.

(2).....Distributions to Shareholders:

         Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually for all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash.Distributions are recorded on the ex-dividend date.
         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

(3).....Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: .40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, .60% for the Small Cap Tax-Sensitive Equity Fund and .50% for the Tax-Sensitive Equity Fund. SA&W has agreed that the total Fund operating expenses for any fiscal year will not exceed 0.65% of the Fund's average daily net assets for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, .90% for the Small Cap Tax-Sensitive Equity Fund and 1.00% for the Tax-Sensitive Equity Fund. For the period ended September 30, 1996 and the year ended December 31, 1995, SA&W voluntarily did not impose $20,375 and $21,818, respectively, of its advisory fee to the Massachusetts Intermediate Tax Exempt Bond Fund and $41,685 and $38,426, respectively, to the Intermediate Tax Exempt Bond Fund, which are reflected as reductions of expenses in the respective Statements of Operations. For the period ended September 30, 1996, SA&W voluntarily did not impose its investment advisory fees of $13,510 and $6,161 and reimbursed operating expenses of $64,052 and $57,444 for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. The Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W nor to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the trustees and officers of the trust are directors or officers of SA&W.

4)......Purchases and Sales of Investments:

         Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                          Period Ending               For the Year Ended
                                                                          September 30, 1996          December 31, 1995
                                                           ------------------------------------------------------------------
                                                            Purchases           Sales           Purchases          Sales
                                                           -------------    --------------    --------------    -------------
Massachusetts Intermediate Tax Exempt Bond Fund         $    11,013,527  $     11,159,395  $     26,333,975  $    23,520,553
                                                           =============    ==============    ==============    =============
Intermediate Tax Exempt Bond Fund                       $    16,279,361  $     14,065,880  $     50,986,883  $    40,572,529
                                                           =============    ==============    ==============    =============
Small Cap Tax-Sensitive Equity Fund                     $     8,506,998  $      1,856,009
                                                           =============    ==============
Tax-Sensitive Equity Fund                               $     2,783,277  $        293,127
                                                           =============    ==============


5)......Shares of Beneficial Interest:

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Funds' shares were as follows:


                                                                         Period Ended (a)     Year Ended         Year Ended
                                                                        September 30, 1996 December 31, 1995  December 31, 1994
                                                                         ---------------- ---------------- -------------------
Massachusetts Intermediate Tax Exempt Bond Fund
Shares sold                                                                      379,843         534,346         500,726
Shares issued to shareholders in payment of distributions declared                17,163          18,097           9,020
Shares redeemed                                                                 (388,723)       (423,607)       (479,585)
                                                                         ---------------- --------------- ---------------
Net increase                                                                       8,283         128,836          30,161
                                                                         ================ =============== ===============

Intermediate Tax Exempt Bond Fund
Shares sold                                                                      524,041         821,564         612,015
Shares issued to shareholders in payment of distributions declared                20,313          15,149          11,043
Shares redeemed                                                                 (430,546)       (331,012)       (392,041)
                                                                         ---------------- --------------- ---------------
Net increase                                                                     113,808         505,701         231,017
                                                                         ================ =============== ===============

Small Cap Tax-Sensitive Equity Fund
Shares sold                                                                      292,713
Shares issued to shareholders in payment of distributions declared                   119
Shares redeemed                                                                     (268)
                                                                         ----------------
Net increase                                                                     292,564
                                                                         ================

Tax-Sensitive Equity Fund
Shares sold                                                                      120,464
Shares issued to shareholders in payment of distributions declared                   660
Shares redeemed                                                                     (678)
                                                                         ----------------
Net increase                                                                     120,446
                                                                         ================



        (a) For the nine months ended September 30, 1996, for the Bond Funds and for the period from January 2, 1996, commencement of investment operations, to September 30, 1996, for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund.


         At September 30, 1996, the Massachusetts Intermediate Tax Exempt Bond Fund and the Small Cap Tax-Sensitive Equity Fund each had a shareholder of record owning approximately 41% and 20% of the respective Funds' outstanding voting shares.

(6).....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 1996, as computed on a federal income tax basis, were as follows:

                                                                                                                    Net
                                                                          Gross                Gross            Unrealized
                                                      Aggregate         Unrealized           Unrealized         Appreciation
                                                         Cost          Appreciation         Depreciation       (Depreciation)
                                                     -------------    ----------------     ----------------    ----------------
Massachusetts Intermediate Tax Exempt Bond Fund   $    31,629,887   $         430,367    $        (152,206)  $        278,161

Intermediate Tax Exempt Bond Fund                 $    34,401,415   $         713,234    $         (78,308)  $        634,926

Small Cap Tax-Sensitive Equity Fund               $     6,410,438   $         588,568    $        (278,040)  $        310,528

Tax-Sensitive Equity Fund                         $     2,468,754   $         324,877    $         (11,603)  $        313,274



(7).....Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Funds' Prospectuses and Statements of Additional Information. The Funds may trade the following financial instruments with off balance sheet risk:

         Futures contracts--
         The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in security prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies.

         At September 30, 1996, the Massachusetts Intermediate Tax Exempt Bond Fund held the following futures contracts:


                  Contract                      Position    Expiration Date    Underlying Face    Unrealized
                                                                               Amount at Value    Gain/(Loss)
---------------------------------------------  -----------  -----------------  ----------------  -----------------
Municipal Bond (5 contracts)                      Long        12/19/96       $       569,688    $        17,763
5 year U.S. Treasury Note (7 contracts)           Long        12/31/96               739,156              5,946
10 year U.S. Treasury Note (6 contracts)          Long        12/31/96               643,688             10,065
                                                                               --------------     --------------
                                                                             $     1,952,532    $        33,774
                                                                               ==============     ==============

         At September 30, 1996, the Intermediate Tax Exempt Bond Fund held the following futures contracts:

                  Contract                      Position    Expiration Date    Underlying Face    Unrealized
                                                                               Amount at Value    Gain/(Loss)
---------------------------------------------  -----------  -----------------  ----------------  -----------------
5 year U.S. Treasury Note (5 contracts)           Long        12/31/96       $       527,969    $         4,247
10 year U.S. Treasury Note (3 contracts)          Long        12/31/96               321,844              5,033
                                                                               --------------     --------------
                                                                             $       849,813    $         9,280
                                                                               ==============     ==============


         At September 30, 1996,  the Bond Funds had segregated  sufficient  cash
         and/or   securities  to  cover  margin   requirements  on  open  future
         contracts.

         At September 30, 1996, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund had no open futures contracts.

         Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

(8).....Delayed Delivery Transactions:

         The Bond Funds may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

         At September 30, 1996, the Intermediate Tax Exempt Bond Fund had entered into the following delayed delivery transactions.

       Type                     Security            Settlement Date     Amount
---------------   -------------------------------- ----------------- -----------
      Buy         Intermountain Power Agency Utah      10/4/96         $507,035


 ........Federal Income Tax Information (Unaudited)

         Of the distributions paid by the Bond Funds from net investment income for the nine months ended September 30, 1996, amounts that were tax exempt for Federal income tax purposes are as follows:

         Massachusetts Intermediate Tax Exempt Bond Fund       $1,074,416
         Intermediate Tax Exempt Bond Fund                     $1,211,455

                         Report of Independent Accountants


To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund, and Standish Tax-Sensitive Equity Fund:

We have audited the accompanying statements of assets and liabilities of the Standish, Ayer & Wood Investment Trust: Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund, and Standish Tax-Sensitive Equity Fund, including the schedule of portfolio investments as of September 30, 1996 and the related statements of operations for the nine months ended September 30, 1996 and the year ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; changes in net assets for the nine months ended September 30, 1996 and the two years in the period ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the financial highlights for the nine months ended September 30, 1996 and the three years in the period ended December 31, 1995 for Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from November 2, 1992 (start of business) to December 31, 1992, presented herein for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, were audited by other auditors, whose report, dated February 12, 1993, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund and Standish Tax-Sensitive Equity Fund as of September 30, 1996; the results of operations for the nine months ended September 30, 1996 and the year ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the changes in net assets for the nine months ended September 30, 1996 and the two years in the period ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996
(start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the financial highlights for the nine months ended September 30, 1996, and the three years in the period ended December 31, 1995, for Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund, in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
Boston, Massachusetts
November 19, 1996

Prospectus dated January 27, 1997





                                   PROSPECTUS
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (617) 350-6100





                       STANDISH TAX-SENSITIVE EQUITY FUND
                                 ("Equity Fund")
     Seeks to maximize after-tax total return, with an emphasis on long-term growth of capital, through investment primarily in equity securities of companies that appear to be undervalued.
         STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND ("Small Cap Fund")
     Seeks to maximize after-tax total return, with an emphasis on long-term growth of capital, through investment primarily in equity securities of small capitalization companies that appear to be undervalued.
         STANDISH INTERMEDIATE TAX EXEMPT BOND FUND ("Tax Exempt Fund")
     Seeks to provide a high level of interest income exempt from federal income taxes, while seeking preservation of shareholders' capital through investing the Fund's assets in investment grade intermediate-term municipal securities.
     Equity Fund, Small Cap Fund and Tax Exempt Fund (collectively, the "Funds") are members of the Standish, Ayer & Wood family of funds. Each Fund is organized as a separate diversified investment series of Standish, Ayer & Wood Investment Trust (the "Trust"), an open-end management investment company. Each Fund's investment adviser is Standish, Ayer & Wood, Inc., Boston, Massachusetts (the "Adviser").
     Investors may purchase shares of the Funds directly from the Trust's principal underwriter, Standish Fund Distributors, L.P. (the "Principal
Underwriter"), at the address and phone number listed above without a sales commission or other transaction charges. Unless waived by the Funds, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $10,000 ($5,000 for the Tax Exempt Fund).
     This combined Prospectus is intended to set forth concisely the information about the Funds and the Trust that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. Additional information about the Funds and the Trust is contained in a combined Statement of Additional Information which has been filed with the Securities and Exchange Commission and is available upon request and without charge by calling or writing to the Principal Underwriter at the telephone number or address listed above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.
     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                    CONTENTS
Expense Information........................................2
Financial Highlights.......................................4
Investment Objectives and Policies.........................7
Risk Factors, Suitability and Other Investment Practices...9
Calculation of Performance Data...........................15
Dividends and Distributions...............................16
Purchase of Shares........................................16
Exchange of Shares........................................17
Redemption of Shares......................................17
Management................................................19
Federal Income Taxes......................................19
The Trust and Its Shares..................................21
Custodian, Transfer Agent and Dividend-Disbursing Agent...21
Independent Accountants...................................21
Legal Counsel.............................................21
Tax Certification Instruction.............................22

      The Equity Fund and the Small Cap Fund (together, the "Tax-Sensitive Funds") are designed for investors in the upper federal income tax brackets who are seeking the highest long-term after-tax total return. In seeking to achieve its investment objective, the Equity Fund invests primarily in publicly traded equity securities of United States companies and, to a lesser extent, of foreign issuers. The Small Cap Fund invests primarily in publicly traded securities, including securities being issued in initial public offerings, of small capitalization companies located in the United States and, to a lesser extent, in foreign countries. The Tax-Sensitive Funds do not normally invest in equity securities that are restricted as to disposition by federal securities laws or are otherwise illiquid but may do so to a limited extent under certain circumstances.
     The Tax Exempt Fund is designed for investors in the upper federal income tax brackets who are seeking a higher level of federally tax-free income than is normally provided by short-term tax exempt investments, and more price stability than investments in long-term municipal bonds. Municipal bonds in which the Tax Exempt Fund invests will be rated, at the time of purchase, within the four highest ratings by Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch") or, if unrated, determined to be of comparable credit quality.
     There can,  of course,  be no  guarantee  that a Fund's  objective  will be achieved. The Tax-Sensitive Funds are not tax-exempt funds. While the Tax-Sensitive Funds are managed to consider the impact of federal and state taxes on shareholders' investment returns, it is expected that the Tax-Sensitive Funds will earn and distribute taxable income and realize and distribute capital gains from time to time and neither Tax-Sensitive Fund will be managed considering any particular state's tax laws.

                                              EXPENSE INFORMATION
                                                                                 Equity          Small Cap       Tax Exempt
Shareholder Transaction Expenses                                                  Fund             Fund             Fund

     Maximum Sales Load Imposed on Purchases                                      None             None             None
     Maximum Sales Load Imposed on Reinvested Dividends                           None             None             None
     Deferred Sales Load                                                          None             None             None
     Redemption Fees                                                              None             None             None
     Exchange Fees                                                                None             None             None


Annual Fund Operating Expenses                                                   Equity          Small Cap       Tax Exempt
(as a percentage of average net assets)                                           Fund             Fund             Fund

     Management Fees (after fee reduction)                                       0.00%1           0.00%2           0.23%3
     12b-1 Fees                                                                   None             None             None
     Other Expenses (after expense limitation)                                   0.00%1           0.00%2           0.42%3
     Total Fund Operating Expenses (after expense limitation)                    0.00%1           0.00%2           0.65%3
                                                                                -------          --------          --------
     (See the next page for footnotes.)

Example:
     Hypothetically  assume  that each Fund's  annual  return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, you would have paid the following  expenses if you closed your account after the number or years indicated:
                                                                                 Equity          Small Cap       Tax Exempt
                                                                                  Fund             Fund            Fund

     After 1 Year                                                                 $ 0              $ 0               $ 7
     After 3 Years                                                                $ 0              $ 0               $21
     After 5 Years                                                                 N/A              N/A              $36
     After 10 Years                                                                N/A              N/A              $81

     The purpose of the above table is to assist an investor in understanding the various costs and expenses of the Funds that an investor in the Funds will bear directly or indirectly. See "Management - Investment Adviser" and "Management - Expenses." The figures shown in the caption "Other Expenses," which includes, among other things, custodian and transfer agent fees, registration costs and payments for insurance and audit and legal services, and in the hypothetical example are based upon expenses for the Funds' fiscal years ended September 30, 1996 during which time the Adviser did not impose a portion of its fee with respect to the Tax Exempt Fund and did not impose its fee and reimbursed operating expenses with respect to the Tax-Sensitive Funds.

        1The Adviser has voluntarily agreed to limit the Equity Fund's Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.00% of the Equity Fund's average daily net assets. This arrangement is voluntary and temporary and may be revised or discontinued by the Adviser at any time. In the absence of a similar arrangement with the Adviser, Management Fees, Other Expenses and Total Fund Operating Expenses of the Equity Fund would have been 0.50%, 4.65% and 5.15% for the fiscal year ended September 30, 1996.
        2The Adviser has voluntarily agreed to limit the Small Cap Fund's Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.00% of the Small Cap Fund's average daily net assets. This arrangement is voluntary and temporary and may be revised or discontinued by the Adviser at any time. In the absence of a similar arrangement with the Adviser, Management Fees, Other Expenses and Total Fund Operating Expenses of the Small Cap Fund would have been 0.60%, 2.85% and 3.45% for the fiscal year ended September 30, 1996.
        3The Adviser has voluntarily agreed to limit the Tax Exempt Fund's Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65% of the Tax Exempt Fund's average daily net assets. This arrangement is voluntary and temporary and may be revised or discontinued by the Adviser at any time. In the absence of a similar arrangement with the Adviser, Management Fees and Total Fund Operating Expenses of the Tax Exempt Fund would have been 0.40% and 0.82% for the fiscal year ended September 30, 1996.
     THE INFORMATION IN THE TABLE AND HYPOTHETICAL EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

                              FINANCIAL HIGHLIGHTS


     The Tax Exempt Fund's financial highlights for the years ended December 31, 1993, 1994 and 1995 and each Fund's financial highlights for the fiscal year ended September 30, 1996 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose reports, together with the financial statements of the Funds are incorporated into the Statement of Additional Information.

Intermediate Tax Exempt Bond Fund
                                                        Nine Months Ended                                         November 2, 1992
                                                       September 30, 1996          Year Ended December 31,    (start of business) to
                                                                         ------------------------------------
                                                                              1995         1994        1993    December 31, 1992*
                                                        -------------    -----------  ----------- -----------  ---------------------

    Net asset value - beginning of period                   $21.40          $19.91       $21.44      $20.42          $20.00

Income from investment operations

    Net investment income **                                  0.79            0.98         0.95        0.93            0.14
    Net realized and unrealized gain (loss)                  (0.28)           1.49        (1.51)       1.24            0.42
                                                        -----------     -----------  ----------- -----------  --------------
    Total from investment operations                          0.51            2.47        (0.56)       2.17            0.56
                                                        -----------     -----------  ----------- -----------  --------------

Less distributions declared to shareholders

    From net investment income                               (0.79)          (0.98)       (0.95)      (0.93)          (0.14)
    From realized capital gains                               -               -           (0.02)      (0.22)           -
                                                        -----------     -----------  ----------- -----------  --------------
    Total distributions declared to shareholders             (0.79)          (0.98)       (0.97)      (1.15)          (0.14)
                                                        -----------     -----------  ----------- -----------  --------------

    Net asset value - end of period                         $21.12          $21.40       $19.91      $21.44          $20.42
                                                        ===========     ===========  =========== ===========  ==============

Total return                                                  2.43%          12.65%       (2.68%)     10.78%          17.02t

Net assets at end of period (000 omitted)                   $34,843         $32,865      $20,514     $17,132          $5,577

Ratios (to average net assets)/Supplemental Data

    Expenses **                                               0.65%t          0.65%        0.65%       0.65%           0.65t
    Net investment income **                                  4.99%t          4.75%        4.62%       4.36%           4.16t

Portfolio turnover                                              43%x        140%         157%        126%             62%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.76           $0.95        $0.90       $0.85           $0.12
       Ratios (to average net assets):
          Expenses                                              0.82%t          0.79%        0.89%       1.15%           1.47t
          Net investment income                                 4.82%t          4.61%        4.38%       3.86%           3.34t

*   Audited by other auditors
t   Computed on an annualized basis
x   Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation


     Further information about the performance of the Funds is contained in the Funds' combined Annual Report, which may be obtained from the Principal Underwriter without charge.

                              FINANCIAL HIGHLIGHTS
                                   (CONTINUED)

Small Cap Tax-Sensitive Equity Fund
                                                                                     For the Period
                                                                                     January 2, 1996
                                                                                    (commencement of
                                                                                   investment operations)
                                                                                    to September 30, 1996
                                                                                 ----------------------------

    Net asset value - beginning of period                                                            $20.00

Income from investment operations

    Net investment income *                                                                            0.04
    Net realized and unrealized gain (loss)                                                            3.55
                                                                                     ------------------------
    Total from investment operations                                                                   3.59
                                                                                     ------------------------

Less distributions declared to shareholders

    From net investment income                                                                        (0.02)
                                                                                     ------------------------
    Total distributions declared to shareholders                                                      (0.02)
                                                                                     ------------------------

    Net asset value - end of period                                                                  $23.57
                                                                                      ========================

Total return                                                                                          17.95%

Net assets at end of period (000 omitted)                                                            $6,896

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                         0.00%t
    Net investment income *                                                                            0.41%t

Portfolio turnover                                                                                       57%
Average broker commission paid per share                                                            $0.1058

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                 ($0.28)
       Ratios (to average net assets):
          Expenses                                                                                     3.45%t
          Net investment loss                                                                         (3.04%)t

t   Computed on an annualized basis

                              FINANCIAL HIGHLIGHTS
                                   (CONTINUED)

Tax-Sensitive Equity Fund
                                                                                    For the Period
                                                                                    January 2, 1996
                                                                                   (commencement of
                                                                                investment operations)
                                                                                 to September 30, 1996
                                                                                  ------------------------

    Net asset value - beginning of period                                                           $20.00

Income from investment operations

    Net investment income *                                                                           0.28
    Net realized and unrealized gain (loss)                                                           3.50
                                                                                  ------------------------
    Total from investment operations                                                                  3.78
                                                                                  ------------------------

Less distributions declared to shareholders

    From net investment income                                                                       (0.18)
                                                                                   ------------------------
    Total distributions declared to shareholders                                                     (0.18)
                                                                                   ------------------------

    Net asset value - end of period                                                                 $23.60
                                                                                   ========================

Total return                                                                                         18.97%

Net assets at end of period (000 omitted)                                                            $2,843

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                        0.00%t
    Net investment income *                                                                           2.27%t

Portfolio turnover                                                                                       17%
Average broker commission paid per share                                                             $0.0419

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                ($0.36)
       Ratios (to average net assets):
          Expenses                                                                                    5.15%t
          Net investment loss                                                                        (2.88%t

t   Computed on an annualized basis

      INVESTMENT OBJECTIVES AND POLICIES


The Tax-Sensitive Funds
     The Tax-Sensitive Funds are designed for investors in the upper federal income tax brackets who seek the highest long-term after-tax total return. Taxable dividends from any source, other than long-term capital gains, distributed to individuals by mutual funds are currently taxed at federal income tax rates of up to 39.6%, and the effective tax rate may be higher due to limitations at higher income levels on allowable deductions and exemptions. Long-term capital gains distributed to individuals by mutual funds are currently taxed at federal tax rates of up to 28%. Taxable dividends from any source, including long-term capital gains, distributed to corporations by mutual funds are currently taxed at federal income tax rates of up to 35%. Additionally, state taxes on mutual fund distributions reduce after-tax returns.
     The Tax-Sensitive Funds employ various techniques to seek the highest long-term total return after considering the impact of federal and state income taxes paid by shareholders on the Funds' distributions.
o    The Tax-Sensitive Funds seek to minimize, to the
     extent practicable, taxable dividend income by emphasizing securities with low dividend yields and minimizing investments in income producing obligations. The Tax-Sensitive Funds also intend to be substantially fully invested in equity investments.
o When selling portfolio securities, each Tax-Sensitive Fund will generally select the highest cost shares of the specific security (and/or, if gains will be realized, shares that will produce long-term capital gains) in order to reduce, to the extent practicable, the realization of capital gains, particularly short-term capital gains. Additionally, each Tax-Sensitive Fund may, in furtherance of its investment objective, sell portfolio securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing the amount of capital gains a Fund will distribute.
o The Tax-Sensitive Funds intend to have relatively low annual portfolio turnover rates under normal circumstances. For taxpayers in the highest tax brackets, ordinary income is taxed at a higher tax rate than capital gains on securities held for more than one year ("long-term capital gains"). Ordinary income includes dividends from a Fund's net investment income and net short-term capital gains. Net long-term capital gains realized and distributed by the Tax-Sensitive Funds are treated by shareholders as long-term capital gains for federal income tax purposes. Therefore, each Tax-Sensitive Fund intends, when practicable and prudent, to hold appreciated portfolio securities for more than one year in order to reduce the realization and, therefore, the distribution to shareholders of short-term capital gains which are taxable to them as ordinary income. Although the Tax-Sensitive Funds expect that they will generally use some or all of the foregoing management techniques in considering the impact of federal and state income taxes on a shareholder's investment returns, portfolio management decisions may be made based on other criteria in particular cases, where warranted by actual or anticipated economic, market or issuer-specific developments and the Tax-Sensitive Funds may from time to time employ investment management techniques that produce taxable ordinary income. For example, a particular security may be sold, even though a Fund may realize a short-term capital gain, if the value of that security is believed to have peaked or is anticipated to decline before the Fund would have held it for the long-term holding period. Similarly, a Fund may from time to time be required to sell securities it would otherwise have continued to hold in order to generate cash to pay expenses or satisfy shareholder redemption requests. Further, certain equity securities and debt obligations in which the Tax-Sensitive Funds will invest will produce ordinary taxable income on a regular basis.
     While attempting to reduce the impact of federal and state income taxes paid by shareholders on Fund distributions, each Tax-Sensitive Fund will follow a disciplined investment strategy, emphasizing stocks that the Adviser believes to offer above average potential for capital growth while offering low dividend yields. Although the precise application of the discipline will vary according to market conditions, the Adviser intends to use statistical modeling techniques that utilize stock specific factors, such as current price earnings ratios, stability of earnings growth, forecasted changes in earnings growth, trends in consensus analysts' estimates, and measures of earnings results relative to expectations, to identify equity securities that are attractive as purchase candidates. Once identified, these securities will be subject to further fundamental analysis by the Adviser's professional staff before they are included in a Fund's holdings. Securities selected for inclusion in a Fund's portfolio will represent various industries and sectors.


Standish Tax-Sensitive Equity Fund
     Investment Objective. The Equity Fund seeks to maximize after-tax total return, consisting of long-term growth of capital with nominal current income, through investment primarily in equity securities of companies that appear to be undervalued.
     Investment Policies. Under normal circumstances, at least 80% of the Equity Fund's total assets are invested in equity and equity-related securities, such as common stocks and preferred stocks. The Equity Fund may invest in equity securities of foreign issuers that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter market, but will not invest more than 10% of its total assets in such securities that are not so listed or traded. The Fund currently intends to limit its investments in foreign securities to those that are denominated or quoted in U.S. dollars.
     Although the Equity Fund will prefer long-term capital gains to taxable dividend income and interest income, the Fund may to a limited extent invest in debt securities and preferred stocks that are convertible into, or exchangeable for, common stocks. Generally, such securities will be rated, at the time of investment, Aaa, Aa or A by Moody's or AAA, AA or A by Standard & Poor's or, if not rated, are determined by the Adviser to be of comparable credit quality. Up to 5% of the Fund's total assets invested in convertible debt securities and preferred stocks may be rated, at the time of investment, Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined by the Adviser to be of comparable credit quality. As a temporary matter and for defensive purposes, the

Fund may purchase investment grade short-term debt securities, the amount of which will depend on market conditions and the needs of the Fund. The Fund will attempt to reduce risk by diversifying its investments within the investment policy set forth above.
     The Equity Fund may, but is not required to, utilize various investment strategies and techniques to seek to hedge various market risks (such as broad or specific equity market movements and currency exchange rate risks) or to seek to enhance potential gain. Such strategies and techniques are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds. In the course of pursuing its investment objective, the Equity Fund may:
(i) purchase and write (sell) put and call options on securities, equity indices and other financial instruments; (ii) purchase and sell financial futures contracts on U.S. equity indices and options thereon; (iii) enter into repurchase agreements; (iv) enter into various currency transactions, such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (the Fund has no current intention to engage in such transations); and (v) make short sales. These techniques may produce taxable ordinary income and/or short-term or long-term capital gains. Although the Fund does not normally invest in equity securities that are restricted as to disposition by federal securities laws or are otherwise illiquid, the Fund may so invest up to 15% of its net assets when, in the opinion of the Adviser, investment opportunities presented by such securities are particularly attractive. For further information concerning the securities in which the Equity Fund may invest and the investment strategies and techniques it may employ, see "Risk Factors, Suitability and Other Investment Practices and Policies" below in this Prospectus.


 Standish Small Cap Tax-Sensitive Equity Fund
     Investment Objective. The Small Cap Fund seeks to maximize after-tax total return, consisting of long-term growth of capital with nominal current income, through investment primarily in equity securities of small capitalization companies that appear to be undervalued.
     Investment Policies. Under normal circumstances, at least 80% of the Small Cap Fund's total assets are invested in equity and equity-related securities (such as common stocks, preferred stocks and options, futures and other strategic transactions based on common stocks) of small capitalization companies. The Fund invests in publicly traded securities, including securities issued in initial public offerings. The Fund may invest up to 15% of its total assets in foreign equity securities, including securities of foreign issuers that are listed on a U.S. exchange or traded in the U.S. over-the-counter market. The Fund currently intends to limit its investments in foreign securities to those that are denominated or quoted in U.S. dollars. As a temporary matter and for defensive purposes, the Fund may purchase investment grade short-term debt securities, the amount of which will depend on market conditions and the needs of the Fund.
     The common stocks of small growth capitalization in which the Small Cap Fund invests have market capitalizations up to and including $700 million. Market capitalization is determined by multiplying the number of fully diluted equity shares by the current market price per share. Morningstar Mutual Funds, a leading mutual fund monitoring service, includes in the small-cap category all funds that invest in companies with median market capitalizations of less than $1 billion. The Fund expects to emphasize investments in companies involved with value added products or services in expanding industries. At times, particularly when the Adviser believes that securities of small capitalization companies are overvalued, the Fund's portfolio may include securities of larger, more mature companies, provided that the value of the securities of such larger, more mature companies shall not exceed 20% of the Fund's total assets. The Fund will attempt to reduce risk by diversifying its investments within the investment policy set forth above.
     The Small Cap Fund may, but is not required to, utilize various investment strategies and techniques to seek to hedge various market risks (such as broad or specific equity market movements and currency exchange rate risks) or to seek to enhance potential gain. Such strategies and techniques are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds. In the course of pursuing its investment objective, the Small Cap Fund may: (i) purchase and write (sell) put and call options on securities, equity indices and other financial instruments; (ii) purchase and sell financial futures contracts on U.S. equity indices and options thereon; (iii) enter into repurchase agreements; (iv) enter into various currency transactions, such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (the Fund has no current intention to engage in such transactions); and (v) make short sales. These techniques may produce taxable ordinary income and/or short-term or long-term capital gains. Although the Fund does not normally invest in equity securities that are restricted as to disposition by federal securities laws or are otherwise illiquid, the Fund may so invest up to 15% of its net assets when, in the opinion of the Adviser, investment opportunities presented by such securities are particularly attractive. For further information concerning the securities in which the Small Cap Fund may invest and the investment strategies and techniques it may employ, see "Risk Factors, Suitability and Other Investment Practices and Policies" below in this Prospectus.


Standish Intermediate Tax Exempt Bond Fund
     Investment Objective. The Tax Exempt Fund seeks to provide a high level of interest income exempt from federal income taxes, while seeking preservation of shareholders' capital, through investing the Fund's assets primarily in investment grade intermediate-term municipal securities. The investment objective of the Fund is a fundamental policy that may not be changed without shareholder approval.
     Investment Policies. The Tax Exempt Fund seeks to achieve its objective by investing in a diversified portfolio of municipal securities which are obligations issued by or on behalf of states, territories and possessions (including Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for federal income tax purposes.

     Although the Tax Exempt Fund invests primarily in investment grade municipal bonds of any maturity, it intends to emphasize high quality intermediate-term municipal bonds. The Fund's dollar-weighted average portfolio maturity is normally in a range of three to ten years. However, the Fund may purchase individual securities with effective maturities which are outside of this range. A mutual fund with an average maturity longer than that of the Fund will tend to have a higher yield, but will generally exhibit greater share price volatility. Conversely, a mutual fund with a shorter maturity will generally have a lower yield, but will generally offer more price stability. The Fund's emphasis on high quality securities is expected to reduce its share price volatility. Because the Fund holds investment grade municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities.
     The Tax Exempt Fund may invest, without percentage limitations, in municipal bonds rated at the time of purchase within one of the four highest municipal bond ratings by Moody's (Aaa, Aa, A, Baa), Standard & Poor's (AAA, AA, A, BBB) or Fitch (AAA, AA, A, BBB) or, if unrated, determined by the Adviser to be of comparable credit quality. The Fund may invest in municipal notes rated MIG-1 or MIG-2 by Moody's or at least SP-1 or SP-2 by Standard & Poor's or in municipal notes that are not rated, provided that, in the opinion of the Adviser, such notes are of a comparable credit quality. See "Securities Ratings" below for a discussion of securities ratings generally and how these policies apply to certain types of rated securities.
     Although as a matter of fundamental policy it is authorized to do so, the Tax Exempt Fund does not expect to invest more than 25% of its total assets in any one of the following sectors of the municipal securities market: hospitals, ports, airports, colleges and universities, turnpikes and toll roads, housing bonds, lease rental bonds, industrial revenue bonds or pollution control bonds. For the purposes of this limitation, securities whose credit is enhanced by bond insurance, letters of credit or other means are not considered to belong to a particular sector.
     As a fundamental policy, at least 80% of the Tax Exempt Fund's net assets will normally be invested in tax-exempt municipal securities. Municipal securities pay interest income that is excluded from gross income for federal income tax purposes. Also as a fundamental policy, during normal market conditions, at least 65% of the Fund's net assets will be invested in municipal bonds. There may be certain occasions, however, during which more than 20% of the Tax Exempt Fund's net assets may be invested in taxable instruments. In unusual circumstances, as a temporary defensive measure, the Fund may invest in taxable, fixed income obligations when the Adviser believes that market conditions, such as rising interest rates or other adverse factors, would cause serious erosion of portfolio value. In addition, the Fund may also invest up to 20% of its net assets in taxable, fixed income obligations when there is a yield disparity between taxable and municipal securities on an after-tax basis which is favorable for taxable investments. The Fund's taxable investments will generally be of comparable credit quality and maturity to the municipal securities in which the Fund invests and will be limited primarily to obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; investment grade corporate debt securities; prime commercial paper; certain certificates of deposit of domestic banks; and repurchase agreements, secured by U.S. Government securities, with maturities not in excess of seven days. To the extent that income dividends include income from taxable sources, a portion of a shareholder's dividend income will be taxable. See "Federal Income Taxes" in this Prospectus.
     The Tax Exempt Fund may, but is not required to, utilize various investment strategies and techniques to seek to hedge various market risks (such as broad or specific fixed income market movements and interest rate risks), to seek to manage the effective maturity or duration of fixed-income portfolio securities, or to enhance potential gain. Such strategies and techniques are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds. In the course of pursuing its investment objective, the Tax Exempt Fund may: (i) purchase and write (sell) put and call options on securities, fixed-income indices and other financial instruments; (ii) purchase and sell financial futures contracts and options thereon; (iii) enter into repurchase agreements; (iv) purchase securities on a forward commitment, when issued or delayed delivery basis; and (v) enter into various interest rate transactions, such as swaps, caps, floors and collars. The Fund may also invest up to 15% of its net assets in the aggregate of restricted securities, for which there are no readily available marked quotations and other illiquid securities. For further information concerning the securities in which the Tax Exempt Fund may invest and the investment strategies and techniques it may employ, see "Risk Factors, Suitability and Other Investment Practices and Policies" below in this Prospectus.
                          RISK FACTORS, SUITABILITY AND
                           OTHER INVESTMENT PRACTICES
     Because each Fund owns different types of investments, its performance is affected by a variety of factors. The value of a Fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. When you sell your shares, they may be worth more or less than what you paid for them. Because of the uncertainty inherent in all investments, no assurance can be given that any Fund will achieve its investment objective.


Investing in Small Capitalization Companies
     The Small Cap Fund will emphasize, and the Equity Fund may invest in, smaller, lesser-known companies. Although investments in securities of small capitalization companies may present greater opportunities for growth, they also involve greater risks than are customarily associated with investments in larger, more mature, better known companies. Small capitalization securities may be subject to more volatile market movements than larger capitalization securities, such as those included in the S&P 500 Index. Small capitalization companies may have limited product lines, markets or financial resources, and they may depend upon a limited or less experienced management group. Small capitalization securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

     The Small Cap and Equity Funds may participate in initial public offerings for previously privately held companies whose securities are expected to be liquid after the offering. Such companies may have a more limited operating history and/or less experienced management than other companies in which the Funds invest, which may pose additional risks. The Small Cap Fund will participate in initial public offerings of companies that are expected to have market capitalizations of up to $700 million after consummation of the offering.


Foreign Securities
     Although the Equity Fund intends to invest primarily in equity securities of U.S. issuers, the Equity Fund may invest (without limitation) in equity securities of issuers located in any foreign country, which securities are listed on a U.S. exchange or traded in the U.S. over-the-counter market. The Equity Fund will not invest more than 10% of its total assets in foreign equity securities that are not so listed or traded. Small Cap Fund may invest up to 15% of its total assets in equity securities of issuers located in any foreign country, including but, not limited to, securities of foreign issuers that are listed on a U.S. exchange or traded in the U.S. over-the-counter market. The Tax-Sensitive Funds may invest in sponsored and unsponsored American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary
Receipts (GDRs). Securities of foreign issuers, including emerging markets companies, will be selected for investment by the Equity and Small Cap Funds if the Adviser believes these securities will offer above average capital growth potential. The Tax-Sensitive Funds currently intend to limit their investments in foreign securities to those that are quoted or denominated in U.S. dollars.
     Investing in securities of foreign companies and securities denominated in foreign currencies or utilizing foreign currency transactions involve certain risks of political, economic and legal conditions and developments not typically associated with investing in securities of U.S. companies. Such conditions or developments might include unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), civil disorder, expropriation of assets of companies in which a Fund invests, nationalization of such companies, imposition of withholding or other foreign taxes on dividend or interest payments (or, in some cases, capital gains), and possible difficulty in obtaining and enforcing judgments against a foreign issuer. Also, foreign securities may not be as liquid and may be more volatile than comparable domestic securities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The Funds, in connection with purchases and sales of foreign securities, other than securities denominated in U.S. dollars, will incur transaction costs in converting currencies. Brokerage commissions in foreign countries are generally fixed, and other transaction costs related to securities exchanges are generally higher than in the U.S. Most foreign securities of the Funds are held by foreign subcustodians that satisfy certain eligibility requirements. Foreign custodial costs relating to the Funds' portfolio securities are higher than domestic custodial costs. In addition, foreign settlement of securities transactions is subject to local law and custom that is not, generally, as well established or as reliable as U.S. regulation and custom applicable to settlements of securities transactions and, accordingly, there is generally perceived to be a greater risk of loss in connection with securities transactions in many foreign countries. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Finally, transactions in equity securities effected on some foreign stock exchanges, and consequently the Funds' investments on such exchanges, may not be settled promptly and therefore such investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement. The Equity Fund's policy of investing no more than 10% of its total assets in foreign securities that are not listed on a U.S. stock exchange or traded in the U.S. over-the-counter market and the Small Cap Fund's policy of investing no more than 15% of its total assets in foreign equity securities are intended to limit each Fund's exposure to the risks associated with investments in foreign securities.
     Investment by the Tax-Sensitive Funds in securities of issuers in emerging markets involves risks in addition to those discussed above. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


Municipal Securities
     Municipal securities in which the Tax Exempt Fund may invest include debt obligations issued to obtain funds for various public purposes, including the construction of a variety of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities or bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to loan to other public institutions and facilities. In addition, certain types of industrial revenue bonds are, or have been under prior tax law, issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The interest on certain such bonds (and the Fund's distributions to its shareholders from such interest) may be a tax preference item for purposes of the federal alternative minimum tax: these bonds are sometimes referred to as "AMT Bonds" and are treated as taxable obligations for the purposes of the Fund's policies. See "Federal Income Taxes" in this Prospectus.
     Municipal bonds are issued in order to meet long-term capital needs and generally have maturities of more than one year when issued. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the pledge of the municipality's faith, credit and taxing power for the payment of principal and interest, and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues derived from a particular project or facility and are generally dependent solely on a specific revenue source. Industrial revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Assessment bonds, which are issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered to belong to either category. There are, of course, other variations in the safety of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The Tax Exempt Fund is not limited with respect to the categories of municipal securities it may acquire.
     Municipal securities also include municipal notes, which are generally issued to satisfy short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in variable rate demand instruments, which are securities with long stated maturities, but demand features that allow the holder to demand 100% of the principal plus interest within one to seven days. The coupon varies daily, weekly or monthly with the market. The price remains at par, which provides stability to the portfolio while earning market yields. For federal income tax purposes, the income earned from municipal securities may be entirely tax free, taxable or subject only to the federal alternative minimum tax.


Real Estate Investment Trusts
     Each Tax-Sensitive Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies as described above. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation under the Internal Revenue Code.


Securities Ratings
     In the case of a security proposed to be purchased by a Fund that is rated differently by two or more rating services, the higher rating is used for purposes of the Funds' rating policies; provided, however, all securities purchased must also meet the credit standards of the Adviser. Securities rated Baa by Moody's or BBB by Standard & Poor's and Fitch and unrated securities of equivalent credit quality are considered medium grade obligations with speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the issuer's capacity to pay interest and repay principal on these securities than is the case for issuers of higher rated securities. Prior to acquiring unrated securities for a Fund's portfolio, the Adviser considers the terms of the offering and various other factors in order to initially determine whether the securities are consistent with the Fund's investment objective and policies and thereafter to determine the issuer's comparative credit rating. In the event the rating on a security held in a Fund's portfolio is downgraded by a rating service, such action will be considered by the Adviser in its evaluation of the overall investment merits of that security, but will not necessarily result in the sale of the security.


Temporary and Short-Term Investments
     Notwithstanding a Fund's investment objective, each Fund may on occasion, for temporary defensive purposes to preserve capital or to meet redemption requests, hold part or all of its assets in cash and investment grade money market instruments (i.e., securities with maturities of less than one year) and short-term debt securities (i.e., securities with maturities of one to three years). Each Fund may also invest uncommitted cash and cash needed to maintain liquidity for redemptions in investment grade money market instruments and short-term debt securities. Investments in such securities will be limited to 20% of a Fund's total assets unless the Fund is in a temporary defensive position.
     The money market instruments and short-term debt securities in which the Funds may invest consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities; instruments (including negotiable certificates of deposit, non-negotiable fixed time deposits and bankers' acceptances) of U.S. banks and foreign banks (the Tax-Sensitive Funds only); repurchase agreements; and prime commercial paper of U.S. companies and foreign companies (the Tax-Sensitive Funds only).
     The Funds' investments in money market securities will be rated, at the time of investment, P-1 by Moody's or A-1 by Standard & Poor's. At least 95% of each Tax-Sensitive Fund's assets invested in short-term debt securities will be rated, at the time of investment, Aaa, Aa, or A by Moody's or AAA, AA, or A by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Adviser. Up to 5% of each Tax-Sensitive Fund's total assets invested in short-term debt securities may be invested in securities which are rated Baa by Moody's or BBB by Standard & Poor's or, if not rated, determined to be of comparable credit quality by the Adviser.
     The Tax Exempt Fund's investments in taxable securities, such as money market and short-term debt securities, will generally be of comparable credit quality and maturity to the municipal securities in the Tax Exempt Fund invests. To the extent that income dividends distributed by the Tax Exempt Fund include income from taxable sources, a portion of a shareholder's dividend income will be taxable. See "Federal Income Taxes."
     Each Fund may invest up to 15% of its net assets in repurchase agreements under normal circumstances. Repurchase agreements acquired by the Funds will always be fully collateralized as to principal and interest by money market instruments and will be entered into with commercial banks, brokers and dealers considered creditworthy by the Adviser. If the other party or "seller" of a repurchase agreement defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.


Strategic and Derivative Transactions
     Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates (Equity Fund and Small Cap Fund only), and broad or specific market movements), to enhance potential gain or, with respect to the Tax Exempt Fund, to manage the effective maturity or duration of fixed-income portfolio securities. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the Funds may change over time as new instruments and strategies are developed or regulatory changes occur.
     In the course of pursuing their respective investment objectives, the Funds may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, equity indices (Equity Fund and Small Cap Fund only), fixed-income indices (Tax Exempt Fund only) and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars. In addition, Equity Fund and Small Cap Fund may enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The risks associated with the Funds' transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. These investment techniques are referred to herein as "Strategic Transactions." Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, currency exchange rate fluctuations (Equity Fund and Small Cap Fund only), to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective duration or maturity of the Tax Exempt Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the Funds will attempt to limit their net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of their respective net assets at any one time and, to the extent necessary, the Funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that the Equity Fund is underweighted in cyclical stocks and overweighted in consumer stocks, the Equity Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Funds' activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company and by the Funds' tax-related objectives due to the fact that Strategic Transactions may produce taxable income or short-term capital gain in many cases and the applicable tax rules may make it more difficult to control the timing of gains or losses.
     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Funds, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Funds can realize on their respective investments or cause the Funds to hold a security they might otherwise sell. The use of currency transactions by the Equity Fund and Small Cap Fund can result in these Funds incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the

Funds in writing options on futures and entering into futures transactions is potentially unlimited, however as described above, each Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 3% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized. Further information concerning the Funds' Strategic Transactions is set forth in the Statement of Additional Information.


Short-Selling
     The Tax-Sensitive Funds may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security or in order to defer the realization of gain or loss for federal income tax purposes on a similar security previously sold by the Fund. To complete a short sale transaction, a Fund must borrow the security sold short in order to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.
     Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account not with the broker, containing cash or U.S. Government securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position.
     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates by an amount greater than premium and transaction costs. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of dividends or interest that the Fund may be required to pay in connection with a short sale.
     A Fund's loss on a short sale as a result of an increase in the price of a security sold short is potentially unlimited. The Equity and Small Cap Funds may purchase call options to provide a hedge against an increase in the price of a security sold short. When a Fund purchases a call option it must pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Strategic and Derivative Transactions" above.

     The Tax-Sensitive Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 5% of the value of the respective Fund's net assets.
     In addition to the short sales discussed above, the Tax-Sensitive Funds may make short sales "against-the-box." A short sale is against-the-box if the Fund, at all times when a short position is open, owns an equal amount of securities sold short or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. The proceeds of the short sale are held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale.

When-Issued Securities and "Delayed Delivery" Securities
     The Tax Exempt Fund may commit up to 40% of its total assets to purchase securities on a "when-issued" or "delayed delivery" basis, but will only do so with the intention of actually acquiring the securities. The payment obligation and the interest rate on these securities will be fixed at the time the Fund enters into the commitment, but no income will accrue to the Fund until the securities are delivered and paid for. Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid securities equal to the amount of the Fund's commitment will be segregated with the Fund's custodian to secure the Fund's obligation and to ensure that it is not leveraged. The market value of the securities when they are delivered may be less than the amount paid by the Fund. The Fund may sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

Stand-By Commitments
     To facilitate liquidity, the Tax Exempt Fund may enter into "stand-by commitments" permitting it to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no additional cost to the Fund, but may, however, reduce the yields available on securities subject to stand-by commitments.


Third Party Puts
     The Tax Exempt Fund may purchase long-term fixed rate bonds which have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender or put its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features. The financial institution granting the put option does not provide credit enhancement, and typically, if there is a default on or significant downgrading of the bond, or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond. These third party puts will not be considered to shorten the Fund's maturity.

Illiquid and Restricted Securities
     The Equity and Small Cap Funds will normally invest in publicly traded equity securities and, excluding equity securities received as distributions on portfolio securities, will not normally hold equity securities which are illiquid and securities that are subject to legal or contractual restrictions on resale (i.e., private placements), including securities eligible for resale in reliance on Rule 144A under the Securities Act of 1933. Each Fund, including the Tax Exempt Fund, may however invest up to 15% of its net assets in illiquid and restricted securities when, in the opinion of the Adviser, investment opportunities presented by such securities are particularly attractive. Illiquid investments include securities that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Market Changes
     Each Fund's net asset value fluctuates as a result of changes in the market value of portfolio securities. The value of equity securities will fluctuate as a result of a variety of factors including, but not limited to, general conditions in the equity markets and the issuer's earning prospects, perceived value, dividend paying ability, growth rate, market position in the market in which it operates, and level of financial leverage. Yields on debt securities depend on a variety of factors, such as general conditions in the money and bond markets, and the size, maturity and rating of a particular issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater potential capital appreciation and depreciation. The market prices of debt securities usually vary depending upon available yields, rising when interest rates decline and declining when interest rates rise. Changes by recognized rating services in their ratings of debt securities, including municipal securities, and in the ability of an issuer to make payments of interest and repayments of principal will also affect the value of these investments. Changes in the value of debt securities held in a Fund's portfolio will not affect cash income derived from those securities but will affect a Fund's net asset value.


Portfolio Turnover
     It is not the policy of any Fund to purchase or sell securities for trading purposes, and the Tax-Sensitive Funds intend to have low annual portfolio turnover rates in order to reduce the realization and, therefore, the distribution to shareholders of capital gains. The Tax Exempt Fund places no restrictions on portfolio turnover. Notwithstanding the foregoing with respect to the Tax-Sensitive Funds, a Fund may generally change its portfolio investments at any time in accordance with the Adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. The Funds' portfolio turnover rates are listed in the section captioned "Financial Highlights." A rate of turnover of 100% would occur, for example, if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding securities with a maturity date of one year or less at the date of acquisition). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of transaction costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, a Fund's distributions of which are taxable to shareholders as ordinary income, and may under certain circumstances make it more difficult for the Fund to qualify as a regulated investment company under the Internal Revenue Code.

Investment Restrictions and Diversification
     Except as otherwise noted, the foregoing investment policies are non-fundamental policies which may be changed by the Trust's Board of Trustees without the approval of shareholders of the affected Fund. The investment objectives of each of the Equity Fund and the Small Cap Fund are non-fundamental. If there is a change in either of these Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. Each of the Funds has adopted certain fundamental policies that may not be changed without the approval of their respective shareholders. See "Investment Restrictions" in the combined Statement of Additional Information.
     Each Fund is diversified, as defined in the Investment Company Act of 1940. As such, each Fund has a fundamental policy that limits its investments so that, with respect to 75% of its total assets (i) no more than 5% of the Fund's total assets will be invested in the securities of a single issuer and (ii) each Fund will purchase no more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements collateralized by U.S. Government securities or investments in other registered investment companies.
     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the restriction.

Other Investment Companies
     Each of the Equity Fund and the Small Cap Fund may invest up to 10% of its total assets in the securities of other investment companies but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company. For example, the Equity Fund may invest in Standard & Poor's Depositary Receipts (commonly referred to as "Spiders"), which are exchange-traded shares of a closed-end investment company that are designed to replicate the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by investment companies in which they invest in addition to the advisory and administration fees paid by the Funds.

     Each of the Equity Fund and the Small Cap Fund is authorized to invest all of its assets in the securities of a single open-end registered investment company (a "pooled fund") having substantially identical investment objectives, policies and restrictions as such Fund, notwithstanding any other investment restriction or policy. Such a structure is commonly referred to as
"master/feeder." If authorized by the Trustees and subject to shareholder approval (if then required by applicable law), a Fund would seek to achieve its investment objective by investing in a pooled fund which would invest in a portfolio of securities that complies with the Fund's investment objective, policies and restrictions. The Trustees currently do not intend to authorize investing in a pooled fund in connection with a master/feeder structure.


Suitability
     None of the Funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each Fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the Funds.
     Because the Tax-Sensitive Funds are managed to seek the highest long-term total return after considering the impact of federal and state income taxes paid by shareholders on the Funds' distributions and the Tax Exempt Fund seeks to provide a high level of interest income exempt from federal income taxes, the Funds may not be suitable investments for non-taxable investors or persons investing through tax deferred vehicles (e.g., individual retirement accounts
(IRAs) or other qualified pension and retirement plans).
                         CALCULATION OF PERFORMANCE DATA
     From time to time the Funds may advertise their total returns and the Tax Exempt Fund may also advertise its yield and tax equivalent yield. Total return, yield and tax equivalent yield figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Fund refers to the average annual compounded rates of return over 1, 5 and 10 year periods (or any shorter period since inception) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period.
     The "yield" of the Tax Exempt Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price (net asset value) per share on the last day of the period (using the average number of shares entitled to receive dividends). For the purpose of determining net investment income, the calculation includes among expenses of the Tax Exempt Fund all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated.

     Tax equivalent yield demonstrates the yield from a taxable investment necessary to produce an after-tax yield equivalent to that of a fund, such as the Tax Exempt Fund, which invests primarily in tax-exempt obligations. It is computed by dividing the tax-exempt portion of the Tax Exempt Fund's yield
(calculated as indicated above) by one, minus a stated income tax rate and adding the product to the taxable portion (if any) of the Tax Exempt Fund's yield.

                                        Taxable Equivalent Yield Table
Federal
Marginal    Taxable Equivalent Rates Based on Tax-Exempt Yield of:
Tax Rate   4%     5%     6%     7%     8%      9%      10%
--------------------------------------------------------------------------------
31.0%    5.80%  7.25%   8.70%  10.14%  11.59%  13.04%  14.49%
36.0%    6.25%  7.81%   9.38%  10.94%  12.50%  14.06% 15.63%
39.6%    6.62%  8.28%   9.93%  11.59%  13.25%  14.90% 16.56%


     Each Fund may from time to time advertise one or more additional measurements of performance, including but not limited to historical cumulative total returns, distribution returns, non-standardized yield (Tax Exempt Fund only), results of actual or hypothetical investments, changes in dividends, distributions or share values, or any graphic illustration of such data. From time to time, each Fund may also compare its performance with that of other mutual funds with similar investment objectives, to relevant indices, and to performance rankings prepared by recognized mutual fund statistical services. In addition, a Fund's performance may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity. This data may cover any period of a Fund's operations and may or may not include the impact of taxes or other factors.
     The following table sets forth the historical total return performance of all tax-sensitive components of fee paying, domestic equity portfolios under discretionary management by the Adviser that have substantially similar investment objectives, policies and strategies as the Equity Fund (the "Tax-Sensitive Equity Components") as measured by the Standish, Ayer & Wood Tax Sensitive Equity Composite (the "Composite"). As of December 31, 1996, the Composite consisted of 24 Tax-Sensitive Equity Components representing approximately $57.8 million in assets. The performance data of the Tax-Sensitive Equity Components, as represented by the Composite, has been computed in accordance with the SEC's standardized formula. Because the gross performance data does not reflect the deduction of investment advisory fees attributable to the Tax-Sensitive Equity Components, the net performance data may be more relevant to potential investors in the Equity Fund in their analysis of the historical experience of the Adviser in managing tax-sensitive components of equity portfolios with investment objectives, policies and strategies substantially similar to those of the Equity Fund. The performance of the Tax-Sensitive Equity Components would be diminished if cash positions of the related portfolios were allocated to the Tax-Sensitive Equity Components.

        STANDISH, AYER & WOOD TAX-SENSITIVE EQUITY COMPOSITE PERFORMANCE

                          Average Annual
                         Total Return For        6 Year
                        The Periods Ended      Cumulative
                         December 31, 1996    Total Return
                         -----------------    ------------

                         3 Years   5 Years
The Composite
Equal Weighted Gross      19.98%    17.45%        190.20%
Equal Weighted Net        19.47%    16.95%        181.50%

         1990    1991    1992     1993   1994    1995   1996
         ----    ----    ----     ----   ----    ----   ----
The Composite
-------------
Equal weighted
gross total
return  -1.83%  32.23%  12.60%  14.94% -4.83%  38.60% 30.93%
Equal weighted
net total
return  -2.33%  31.73%  12.10%  14.44% -5.33%  38.10% 30.43%
Size weighted
gross total
return  -0.12%  32.16%  10.78%  14.44% -4.17%  38.18% 31.15%
Size weighted
net total
return  -0.62%  31.66%  10.28%  13.94% -4.67%  37.68% 30.65%

     The performance of the Tax-Sensitive Equity Components is not that of any of the Funds, including the Equity Fund, and is not necessarily indicative of any Fund's future results. Each Fund's actual total return may vary significantly from the past and future performance of these Components. While the Tax-Sensitive Equity Components incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund's shares and each Fund's obligation to redeem its shares will not impact the Fund's performance. In the opinion of Adviser, so long as the Equity Fund has at least $1.5 million in net assets, the relative difference in the size between the Equity Fund and the Tax-Sensitive Equity Components should not affect the relevance of the performance of the Tax-Sensitive Equity Components to a potential investor in the Equity Fund. Investment returns and the net asset value of shares of each Fund, including the Equity Fund, will fluctuate in response to market and economic conditions as well as other factors and an investment in a Fund involves the risk of loss.

                 STANDISH TAX-SENSITIVE EQUITY FUND PERFORMANCE
                   Total Return for the period January 2, 1996
                      (commencement of operations) through

                                          December 31, 1996
                                          -----------------
Equity Fund                                        30.61%1


------
    1 The Adviser voluntarily agreed not to impose its advisory fee and reimbursed the Fund for its operating expenses during the period indicated. Had these arrangements not been in effect, the Fund's total return would be lower. Performance data is based on historical results and is not intended to indicate future performance.

                           DIVIDENDS AND DISTRIBUTIONS
     Each Fund will declare and distribute, at least annually, dividends from short-term and long-term capital gains, if any, after reduction by capital losses. The Tax-Sensitive Funds will declare and distribute, at least annually, any dividends from net investment income. The Tax Exempt Fund will declare daily and distribute monthly dividends from net investment income. Dividends from net investment income and capital gains distributions, if any, are automatically reinvested in additional shares of the appropriate Fund unless the shareholder elects to receive them in cash. It is possible that a Fund may use equalization tax accounting in furtherance of its tax objective, which may affect the amount, timing and character of its distributions. See the Statement of Additional Information for further information.
                               PURCHASE OF SHARES
     Shares of the Funds may be purchased directly from the Principal Underwriter, which offers shares of the Funds to the public on a continuous basis. Shares are sold at the net asset value per share next computed after the purchase order and payment for the shares is received in good order by the Principal Underwriter or its agent and payment for the shares is received by the Funds' custodian. Please see the Funds' account application or call the Principal Underwriter for instructions on how to make payment of shares to the Funds' custodian. Unless waived by the Funds, the minimum initial investment is $100,000. Additional investments may be made in amounts of at least $10,000 ($5,000 for the Tax Exempt Fund).
     Shares of the Funds may also be purchased through securities dealers. Orders for the purchase of Fund shares received by dealers by the close of regular trading on the New York Stock Exchange on any business day and transmitted to the Principal Underwriter by the close of its business day (normally 4:00 p.m., New York time) will be effected as of the close of regular trading on the New York Stock Exchange on that day, provided that payment for the shares is also received by the Funds' custodian on that day. Otherwise, orders will be effected at the net asset value per share determined on the next business day. It is the responsibility of dealers to transmit orders so that they will be received by the Principal Underwriter by the close of its business day. Shares of the Funds purchased through dealers may be subject to transaction fees, no part of which will be received by the Funds, the Principal Underwriter or the Adviser.
     Each Fund's net asset value per share is computed on each day on which the New York Stock Exchange is open as of the close of regular trading (normally 4:00 p.m. New York time). The net asset value per share is calculated by determining the value of all a Fund's assets, subtracting all liabilities and dividing the result by the total number of shares outstanding. Equity and other taxable securities are valued at the last sales prices, on the valuation date, on the exchange or national securities market on which they are primarily traded. Equity and other taxable securities not listed on an exchange or national securities market, or securities for which there are no reported transactions, are valued at the last quoted bid prices. Municipal securities are valued by the Adviser or by an independent pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The Tax Exempt Fund believes that reliable market quotations for municipal securities are generally not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the valuations of municipal securities made by the Adviser or provided by such pricing service will be based upon fair value determined on the basis of the factors listed above (which may also include use of yield equivalents or matrix pricing). Securities for which quotations are not readily available and all other assets will be valued at fair value as determined in good faith by the Adviser in accordance with procedures approved by the Trustees. Money market instruments with less than sixty days remaining to maturity when acquired by a Fund are valued on an amortized cost basis. If a Fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon its value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value. Additional information concerning the Funds' valuation policies is contained in the Statement of Additional Information.
     Prospective investors should consider the tax implications of buying shares of a Fund prior to an anticipated taxable dividend or capital gain distribution from that Fund. A portion of the purchase price of such shares may be attributable to the taxable income already earned by the Fund and/or net capital gains already realized by the Fund that will be included in the anticipated distribution. The distribution will, nevertheless, generally be taxable to the investor even if it reduces the net asset value of the Fund's shares below the investor's cost and economically represents a return of a portion of the investor's purchase price.
     In the sole discretion of the Adviser, each Fund may accept securities instead of cash for the purchase of Fund shares. The Adviser will determine that any securities acquired in this manner are consistent with the investment objective, policies and restrictions of the particular Fund. The securities will be valued in the manner stated above. The purchase of Fund shares for securities instead of cash may cause an investor who contributes them to realize a taxable gain or loss with respect to the securities transferred to the Fund. Consequently, prospective investors should consult with their own tax advisers before acquiring Fund shares in exchange for appreciated or depreciated securities in order to evaluate fully the effect on their particular tax situations.
     The Trust reserves the right in its sole discretion (i) to suspend the offering of each Fund's shares, (ii) to reject purchase orders when in the best interest of the particular Fund and (iii) to modify or eliminate the minimum initial investment requirement in Fund shares. The Funds' investment minimums do not apply to accounts for which the Adviser or any of its affiliates serves as investment adviser or to employees of the Adviser or any of its affiliates or to members of such persons' immediate families. The Funds' investment minimums apply to the aggregate value invested in omnibus accounts rather than to the investment of underlying participants in such omnibus accounts.
                               EXCHANGE OF SHARES
     Shares of the Funds may be exchanged for shares of one or more other funds in the Standish, Ayer & Wood family of funds. Shares of the Funds redeemed in an exchange transaction are valued at their net asset value next determined after the exchange request is received by the Principal Underwriter. Shares of a fund purchased in an exchange transaction are sold at their net asset value next determined after the exchange request is received by the Principal Underwriter or its agent and payment for the shares is received by the fund into which your shares are to be exchanged. Until receipt of the purchase price by the fund into which your shares are to be exchanged (which may take up to three business days), your money will not be invested. To obtain a current prospectus for any of the other funds in the Standish, Ayer & Wood family of funds, please call the Principal Underwriter at (800) 221-4795. Please consider the differences in investment objectives and expenses of a fund as described in its prospectus before making an exchange.

Written Exchanges
     Shares of the Funds may be  exchanged  by  written  order to the  Principal
Underwriter, One Financial Center, Boston, Massachusetts 02111. A written exchange request must (a) state the name of the current Fund, (b) state the name of the fund into which the current Fund shares will be exchanged, (c) state the number of shares or the dollar amount to be exchanged, (d) identify the shareholder's account numbers in both funds and (e) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed as listed under "Written Redemption" below.

 Telephonic Exchanges
     Shareholders who elect telephonic privileges may exchange shares by calling the Principal Underwriter at (800) 221-4795. Telephonic privileges are not available to shareholders automatically. Proper identification will be required for each telephonic exchange. Please see "Telephone Transactions" below for more information regarding telephonic transactions.

General Exchange Information
     All exchanges are subject to the following exchange restrictions: (i) the fund into which shares are being exchanged must be available for sale in your state; (ii) exchanges may be made only between funds that are registered in the same name, address and, if applicable, taxpayer identification number; and (iii) unless waived by the Trust, the amount to be exchanged must satisfy the minimum account size of the fund to be exchanged into. Exchange requests will not be processed until payment for the shares of the current Fund have been received by the Funds' custodian. The exchange privilege may be changed or discontinued and may be subject to additional limitations upon sixty (60) days' notice to shareholders, including certain restrictions on purchases by market-timer accounts.
                              REDEMPTION OF SHARES
     Shares of the Funds may be redeemed by any of the methods described below at the net asset value per share next determined after receipt by the Principal Underwriter or its agent of a redemption request in proper form. Redemptions will not be processed until a completed Share Purchase Application and payment for the shares to be redeemed have been received.

Written Redemption
     Shares of the Funds may be redeemed by written order to the Principal Underwriter, One Financial Center, 26th Floor, Boston, Massachusetts 02111. A written redemption request must (a) state the name of the Fund and the number of shares or the dollar amount to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. Signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program or by any one of the following institutions, provided that such institution meets credit standards established by Investors Bank & Trust Company, the Funds' transfer agent: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or has net capital of at least $100,000; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, or a federal savings bank or association; or
(v) a national securities exchange, a registered securities exchange or a clearing agency. Additional supporting documents may be required in the case of estates, trusts, corporations, partnerships and other shareholders that are not individuals. Redemption proceeds will normally be paid by check mailed within three business days of receipt by the Principal Underwriter of a written redemption request in proper form. If shares to be redeemed were recently purchased by check, the Funds may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days in the case of payments made by check.

Telephonic Redemption
     Shareholders who elect telephonic privileges may redeem shares by calling the Principal Underwriter at (800) 221-4795. Telephonic privileges are not available to shareholders automatically. Redemption proceeds will be mailed or wired in accordance with the shareholder's instruction on the account application to a pre-designated account. Redemption proceeds will normally be paid promptly after receipt of telephonic instructions, but no later than three business days thereafter, except as described above for shares purchased by check. Redemption proceeds will be sent only by check payable to the shareholder of record at the address of record, unless the shareholder has indicated, in the initial application for the purchase of shares, a commercial bank to which redemption proceeds may be sent by wire. These instructions may be changed subsequently only in writing, accompanied by a signature guarantee, and additional documentation in the case of shares held by a corporation or other entity or by a fiduciary such as a trustee or executor. Wire charges, if any, will be deducted from redemption proceeds. Proper identification will be required for each telephonic redemption.

Repurchase Order
     In addition to telephonic and written redemption of Fund shares, the Principal Underwriter may accept telephone orders from brokers or dealers for the repurchase of Fund shares. The repurchase price is the net asset value per share next determined after receipt of the repurchase order by the Principal Underwriter and the payment for the shares by the Funds' custodian. Brokers and dealers are obligated to transmit repurchase orders to the Principal Underwriter prior to the close of the Principal Underwriter's business day (normally 4:00 p.m.). Brokers and dealers may charge for their services in connection with a repurchase of Fund shares, but none of the Funds nor the Principal Underwriter imposes a charge for share repurchases.

Telephone Transactions
     By maintaining an account that is eligible for telephonic exchange and redemption privileges, the shareholder authorizes the Adviser, the Principal Underwriter, the Funds and the Funds' custodian to act upon instructions of any person to redeem and/or exchange shares from the shareholder's account. Further, the shareholder acknowledges that, as long as the Funds employ reasonable procedures to confirm that telephonic instructions are genuine, and follows telephonic instructions that they reasonably believes to be genuine, neither the Adviser, nor the Principal Underwriter, nor the Trust, nor any of the Funds, nor the Funds' custodian, nor their respective officers or employees, will be liable for any loss, expense or cost arising out of any request for a telephonic redemption or exchange, even if such transaction results from any fraudulent or unauthorized instructions. Depending upon the circumstances, the Funds intend to employ personal identification or written confirmation of transactions procedures, and if they do not, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. All telephone transaction requests will be recorded. Shareholders may experience delays in exercising telephone transaction privileges during periods of abnormal market activity. Accordingly, during periods of volatile economic and market conditions, shareholders may wish to consider transmitting redemption and exchange requests in writing.

                                     * * * *
     The proceeds paid upon redemption or repurchase may be more or less than the cost of the shares, depending upon the market value of the applicable Fund's portfolio investments at the time of redemption or repurchase. Each Fund intends to pay cash for all shares redeemed, but under certain conditions, the Funds may make payments wholly or partially in portfolio securities. Please see the Statement of Additional Information for further information regarding the Funds' ability to satisfy redemption requests in-kind.
     Because of the cost of maintaining shareholder accounts, the Funds may redeem, at net asset value, the shares in any account that has a value of less than $25,000 ($10,000 for the Tax Exempt Fund) as a result of redemptions or transfers. Before doing so, the applicable Fund will notify the shareholder that the value of the shares in the account is less than the specified minimum and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to at least $25,000 ($10,000 for the Tax Exempt Fund). The Funds may eliminate duplicate mailings of Fund materials to shareholders that have the same address of record.

                                   MANAGEMENT
Trustees
     Each Fund is a separate investment series of Standish, Ayer
& Wood Investment Trust, a Massachusetts business trust. Under the terms of the Agreement and Declaration of Trust establishing the Trust, which is governed by the laws of The Commonwealth of Massachusetts, the Trustees of the Trust are ultimately responsible for the management of its business and affairs.


Investment Adviser
     Standish, Ayer & Wood, Inc. (the "Adviser"), One Financial Center, Boston, Massachusetts 02111, serves as investment adviser to each Fund pursuant to separate investment advisory agreements with the Trust and manages each Fund's investments and affairs subject to the supervision of the Trustees of the Trust. The Adviser is a Massachusetts corporation incorporated in 1933 and is a registered investment adviser under the Investment Advisers Act of 1940.
     The Adviser provides fully discretionary management services and counseling and advisory services to a broad range of clients throughout the United States and abroad. The Adviser or its affiliate, Standish International Management Company, L.P. ("SIMCO"), serves as the investment adviser to each of the funds in the Standish, Ayer & Wood family of funds.
     Corporate pension funds are the largest asset under active management by Standish. Standish's clients also include charitable and educational endowment funds, financial institutions, trusts and individual investors. As of December 31, 1996, Standish managed approximately $30.6 billion in assets.
     The Equity Fund's portfolio manager is Laurence A. Manchester. During the past five years, Mr. Manchester has served as a Vice President and Director of the Adviser.
     The Small Cap Fund's portfolio manager is Nicholas S. Battelle. During the past five years, Mr. Battelle has served as a Vice President and Director of the Adviser.
     The Tax Exempt Fund's portfolio managers are Maria D. Furman and Raymond J. Kubiak. During the past five years, Ms. Furman has served as a Vice President and Managing Director of the Adviser since Jan. 1996 and Mr. Kubiak has been a Vice President and, since 1995, a Director of the Adviser.
     Subject to the supervision and direction of the Trustees of the Trust, the Adviser manages each Fund's portfolio in accordance with its stated investment objective and policies, recommends investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and permits the Funds to use the name "Standish." The Adviser provides all necessary office space and services of executive personnel for administering the affairs of the Funds. For these services, each Fund pays the Adviser a fee monthly equal on an annual basis to the following percentages of each Fund's average daily net asset value: Equity Fund--0.50%, Small Cap Fund--0.60% and Tax Exempt Fund--0.40%. For the fiscal years ended September 30, 1996, the Funds paid fees to the Adviser at the following rates (expressed as a percentage of each Fund's average daily net assets): Equity Fund - 0.00%; Small Cap Fund - 0.00%; and Tax Exempt Fund - 0.25%. The Adviser voluntarily agreed not to impose $6,161, $13,510 and $41,685 of its advisory fee for the Equity Fund, Small Cap Fund and Tax Exempt Fund, respectively.

 Expenses
     Expenses of the Trust that relate to more than one series are allocated among such series by the Adviser and SIMCO in a manner considered to be equitable, primarily on the basis of relative net asset values. Each Fund bears all expenses of its operations other than those incurred by the Adviser under the investment advisory agreement. Among other expenses, each Fund will pay investment advisory fees; bookkeeping, share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; expenses of prospectuses, statements of additional information and shareholder reports which are furnished to existing shareholders; registration and reporting fees and expenses; and Trustees' fees and expenses. The Principal Underwriter bears, without subsequent reimbursement, the distribution expenses attributable to the offering and sale of Fund shares.
     The Adviser has voluntarily agreed to limit Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) of each Fund to the following percentages of each Fund's average daily net assets:
Equity Fund--0.00%; Small Cap Fund--0.00%; and Tax Exempt Fund--0.65%. These agreements are voluntary and temporary and may be discontinued or revised by the Adviser at any time. If Total Fund Operating Expenses (as defined above) would exceed any expense limitation, the compensation due the Adviser for such fiscal year shall be proportionately reduced by the amount of such excess by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month, subject to readjustment during the fiscal year. For the fiscal years ended September 30, 1996, the Equity Fund, Small Cap Fund and Tax Exempt Fund paid expenses of $0, $0 and $158,972 after expense reductions of $63,605, $77,562 and $41,685, respectively.


Portfolio Transactions
     Subject to the supervision of the Trustees of the Trust, the Adviser selects the brokers and dealers that execute orders to purchase and sell portfolio securities for the Funds. The Adviser will generally seek to obtain the best available price and most favorable execution with respect to all transactions for the Funds. It is not anticipated that the Tax Exempt Fund will incur a significant amount of brokerage expenses because municipal securities are generally traded on a "net" basis in principal transactions without the addition or deduction of brokerage commissions or transfer taxes.
     Subject to the consideration of best price and execution and to applicable regulations, the receipt of research and sales of Fund shares may also be considered factors in the selection of brokers that execute orders to purchase and sell portfolio securities for the Funds.
                              FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to shareholders in accordance with certain timing requirements of the Code.

     A Fund will be subject to a nondeductible 4% excise tax under the Code to the extent that it fails to meet certain distribution requirements with respect to each calendar year. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the Funds during October, November or December of the year but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.
     Shareholders of the Equity Fund and Small Cap Fund which are taxable entities or persons will be subject to federal income tax on dividends and capital gain distributions (as defined below) made by these Funds. Dividends paid by the Equity Fund and Small Cap Fund from net investment income, certain net foreign currency gains, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or Fund shares. The portion of such dividends attributable to qualifying dividends that Equity Fund or Small Cap Fund receives, if any, may qualify for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations under the Code.
     The Tax Exempt Fund intends to satisfy applicable requirements of the Code so that its distributions to shareholders of the tax-exempt interest it earns will qualify as "exempt-interest dividends," which shareholders are entitled to treat as tax-exempt interest. Any portion of an exempt-interest dividend that is attributable to the interest that the Tax Exempt Fund receives on certain tax-exempt obligations that are "private activity bonds" and, for corporate shareholders, the entire exempt-interest dividend, may increase a shareholder's liability, if any, for alternative minimum tax.
     Shareholders receiving social security benefits and certain railroad retirement benefits may be subject to federal income tax on a portion of such benefits as a result of receiving investment income, including tax-exempt income (such as exempt-interest dividends) and other dividends paid by the Funds. Shares of the Tax Exempt Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development or private activity bonds, or persons related to "substantial users." Consult your tax adviser if you think this may apply to you.
     Shareholders in the Tax Exempt Fund which are taxable entities or persons will be subject to federal income tax on capital gain distributions (as defined below) from the Tax Exempt Fund and on any other dividends they receive from the Tax Exempt Fund that are not exempt-interest dividends. Dividends paid by the Tax Exempt Fund from any taxable net investment income, such as interest income from taxable debt obligations, accrued market discount recognized by the Fund, or repurchase agreements, and any excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income, whether received in cash or Fund shares. None of the Tax Exempt Fund's exempt-interest dividends, taxable income dividends or capital gain distributions will qualify for the corporate dividends received deduction.

     Dividends paid by any Fund from net capital gain (the excess of net long-term capital gain over net short-term capital loss), called "capital gain distributions," will be taxable to shareholders as long-term capital gains, whether received in cash or Fund shares and without regard to how long the shareholder has held shares of the applicable Fund. Capital gain distributions do not qualify for the corporate dividends received deduction. Dividends and capital gain distributions by a Fund may also be subject to state and local or foreign taxes.
     The Equity Fund and the Small Cap Fund anticipate that they may be subject to foreign withholding taxes or other foreign taxes on income (possibly including capital gains) on certain foreign investments (if any), which will reduce the yield on those investments. Such taxes may be reduced or eliminated pursuant to an income tax treaty in some cases. These Funds do not expect to qualify to pass such foreign taxes and any associated tax deductions or credits through to their shareholders.
     Redemptions and repurchases of shares are taxable events on which a shareholder may recognize a gain or loss. Special rules disallow any losses on the sale or exchange of shares of the Tax Exempt Fund with a tax holding period of six months or less, to the extent the shareholder received exempt-interest dividends with respect to such shares, and recharacterize as long-term any otherwise allowable losses on the sale or exchange of the shares of any Fund with a tax holding period of six months or less, to the extent the shareholder received a capital gain distribution with respect to such shares.
     Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable dividends, capital gain distributions, and the proceeds of redemptions or repurchases of shares, if they fail to furnish the Funds with their correct taxpayer identification number and certain certifications or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary taxable dividends from the Funds and, unless a current IRS Form W-8 or an acceptable substitute is furnished to the Funds, to backup withholding on certain payments from the Funds.
     A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, that a Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations and/or tax-exempt municipal obligations issued by or on behalf of the particular state in which the shareholder is subject to tax or a political subdivision thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied.
     After the close of each calendar year, each Fund will send a notice to its shareholders that provides information about the federal tax status of distributions to shareholders for such calendar year.

                            THE TRUST AND ITS SHARES
     Each Fund is a separate investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each Fund. Each share of each Fund is entitled to one vote. All Fund shares have equal rights with regard to voting, redemption, dividends, distributions and liquidation, and shareholders of the Funds have the right to vote as a separate class with respect to certain matters under the Investment Company Act of 1940 and the Agreement and Declaration of Trust. Shares of the Funds do not have cumulative voting rights. Fractional shares have proportional voting rights and participate in any distributions and dividends. When issued, each Fund share will be fully paid and nonassessable. Shareholders of the Funds do not have preemptive or conversion rights. Certificates representing shares of the Funds will not be issued.
     The Trust has established series of its shares of beneficial interest, including the Funds, and may establish additional series at any time. Each series is a separate taxpayer, eligible to qualify as a separate regulated investment company for federal income tax purposes. The calculation of the net asset value of a series and the tax consequences of investing in a series will be determined separately for each series.
     The Trust is not required to hold annual meetings of shareholders. Special meetings of shareholders may be called from time to time for purposes such as electing or removing Trustees, changing a fundamental policy, or approving an investment advisory agreement.
     If less than two-thirds of the Trustees holding office have been elected by shareholders, a meeting of shareholders of the Trust will be called to elect Trustees. Under the Agreement and Declaration of Trust and the Investment Company Act of 1940, the record holders of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for the purpose or by a written declaration filed with each of the Trust's custodian banks. Except as described above, the Trustees will continue to hold office and may appoint successor Trustees. Whenever ten or more shareholders of the Trust who have been such for at least six months, and who hold in the aggregate shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, apply to the Trustees in writing stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting, and such application is accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five (5) business days after receipt of such application either (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication or form of request.

     Subject to Trustee approval and shareholder approval (if then required), each of the Equity Fund and the Small Cap Fund may pursue its investment objective by investing all of its investable assets in a pooled fund.
     Inquiries concerning the Funds should be made by contacting the Principal Underwriter at the address and telephone number listed on the cover of this Prospectus. Although each Fund is offering only its own shares, since the Funds use this combined Prospectus, it is possible that one Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund. The Trustees have considered this factor in approving the use of this combined Prospectus.
                          CUSTODIAN, TRANSFER AGENT AND
                            DIVIDEND-DISBURSING AGENT
     Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111, serves as the Funds' transfer and dividend-disbursing agent and as custodian of all cash and securities of the Funds.
                             INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, serves as independent accountants for the Trust and will audit each Fund's financial statements annually.
                                  LEGAL COUNSEL
     Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, is legal counsel to the Trust, the Principal Underwriter and the Adviser.
--------------------------------------------------------------------------------
     No dealer, salesman or other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or in the Statement of Additional Information, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                         TAX CERTIFICATION INSTRUCTIONS
     Federal law requires that taxable distributions and proceeds of redemptions and exchanges be reported to the IRS and that 31% be withheld if you fail to provide your correct Taxpayer Identification Number (TIN) and the TIN-related certifications contained in the Account Purchase Application (Application) or you are otherwise subject to backup withholding. The Fund will not impose backup withholding as a result of your failure to make any certification, except the certifications in the Application that directly relate to your TIN and backup withholding status. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.
     For most individual taxpayers, the TIN is the social security number. Special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. If you do not have a TIN, you may apply for one using forms available at local offices of the Social Security Administration or the IRS, and you should write "Applied For" in the space for a TIN on the Application.
     Recipients exempt from backup withholding, including corporations and certain other entities, should provide their TIN and underline "exempt" in section 2(a) of the TIN section of the Application to avoid possible erroneous withholding. Non-resident aliens and foreign entities may be subject to withholding of up to 30% on certain distributions received from the Fund and must provide certain certifications on IRS Form W-8 to avoid backup withholding with respect to other payments. For further information, see Code Sections 1441, 1442 and 3406 and/or consult your tax adviser.

                       STANDISH TAX-SENSITIVE EQUITY FUND

                      STANDISH TAX-SENSITIVE SMALL CAP FUND

                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND




                               Investment Adviser
                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                           Boston, Massachusetts 02111


                              Principal Underwriter
                        Standish Fund Distributors, L.P.
                              One Financial Center
                           Boston, Massachusetts 02111

                                    Custodian
                         Investors Bank & Trust Company
                                 89 South Street
                           Boston, Massachusetts 02111

                             Independent Accountants
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                           Boston, Massachusetts 02109


                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

January 27, 1997




                       STANDISH TAX-SENSITIVE EQUITY FUND
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
                   STANDISH INTERMEDIATE TAX EXEMPT BOND FUND
                              One Financial Center
                           Boston, Massachusetts 02111
                                 (617) 350-6100
                       STATEMENT OF ADDITIONAL INFORMATION
     This combined Statement of Additional Information is not a prospectus,  but
expands  upon  and  supplements  the  information   contained  in  the  combined
Prospectus dated January 27, 1997, as amended and/or supplemented from time to time (the "Prospectus"), of Standish Tax-Sensitive Equity Fund ("Equity Fund"), Standish Small Cap Tax-Sensitive Equity Fund ("Small Cap Fund") and Standish Intermediate Tax Exempt Bond Fund ("Tax Exempt Fund"), each a separate investment series of Standish, Ayer & Wood Investment Trust (the "Trust"). The Equity Fund, Small Cap Fund and Tax Exempt Fund are sometimes referred to herein individually as the "Fund" and collectively as the "Funds." This Statement of Additional Information should be read in conjunction with the Funds' Prospectus, a copy of which may be obtained without charge by writing or calling Standish Fund Distributors, L.P., the Trust's principal underwriter (the "Principal Underwriter"), at the address and phone number set forth above.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
                                    Contents
Investment Objectives and Policies.........................2
Investment Restrictions...................................10
Calculation of Performance Data...........................12
Management................................................14
Redemption of Shares......................................20
Portfolio Transactions....................................20
Determination of Net Asset Value..........................20
Federal Income Taxes......................................20
The Trust and Its Shares..................................23
Additional Information....................................24
Experts and Financial Statements..........................24
Financial Statements......................................25

                       INVESTMENT OBJECTIVES AND POLICIES
     The Funds' Prospectus describes the investment objective and policies of each Fund. The following discussion supplements the description of the Funds' investment policies in the Prospectus. Each Fund's investment adviser is Standish, Ayer & Wood, Inc. (the "Adviser").


Portfolio Maturity (Tax Exempt Fund)
     Under normal market conditions, the Tax Exempt Fund will maintain a dollar-weighted average portfolio maturity of between three and ten years. This means that the dollar-weighted average duration of the Fund's portfolio investments will be less than the duration of a U.S. Treasury obligation with a remaining stated maturity of three to ten years. Duration represents the weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is always less than or equal to its stated maturity and is related to the degree of the volatility in the market value of the obligation. In computing the duration of its portfolio, the Tax Exempt Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations. Subject to the requirement that the Fund's dollar-weighted average portfolio maturity will not exceed ten years, the Fund may invest in individual debt obligations of any maturity, including obligations with a remaining stated maturity of less than three or more than ten years. For purposes of the Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as puts or demand features) or a variable rate of interest which, in the judgment of the Adviser, will result in the instrument being valued in the market as though it has the earlier maturity.


Municipal Securities
     The Tax Exempt Fund may invest in all kinds of municipal securities, including municipal notes, municipal bonds, private activity bonds and variable rate demand instruments.
     Because the Tax Exempt Fund holds investment grade municipal securities, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Although the Tax Exempt Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated.

Municipal Notes
     The Tax Exempt Fund may invest in municipal notes. Municipal notes are generally issued to satisfy short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as Federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes in which the Tax Exempt Fund may invest which are issued for different purposes and secured differently from those described above.


Municipal Bonds
     The Tax Exempt Fund may invest in municipal bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications:
"General Obligation" Bonds and "Revenue" Bonds.
     Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of General Obligation Bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.
     The principal security for a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue Bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Industrial Development and Pollution Control Bonds (which are types of private activity bonds), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected.


Other Municipal Securities
     There is a variety of hybrid and special types of municipal securities as well as numerous differences in the security of municipal securities both within and between the two principal classifications above.


Variable Rate Demand Instruments
     The Tax Exempt Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.
     The variable rate demand instruments that the Tax Exempt Fund may purchase are payable on demand on not more than seven calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to six months, and the adjustments are based upon the current interest rate environment as provided in the respective instruments. The Adviser will select the variable rate demand instruments that the Fund will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria of the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund.
     The interest rate of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with a comparable portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

     The maturity of the variable rate demand instruments held by the Tax Exempt Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

Restricted and Illiquid Municipal Securities
     An entire issue of Municipal Securities may be purchased by one or a small number of institutional investors such as the Tax Exempt Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market exists for many municipal securities which were not publicly offered initially.
     Securities purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal security is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to the Tax Exempt Fund's investments enhance marketability. In addition, stand-by commitments and demand obligations also enhance marketability.


Foreign Securities
     Foreign securities may be purchased and sold by the Equity and Small Cap Funds in over-the-counter markets (but persons affiliated with the Fund will not act as principal in such purchases and sales) or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Equity and Small Cap Funds will endeavor to achieve the most favorable net results on their foreign portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies abroad than in the United States.
     The dividends and interest payable on certain of the Equity and Small Cap Funds' foreign portfolio securities may be subject to foreign withholding taxes and in some cases capital gains from such securities may also be subject to foreign tax, thus reducing the net amount of income or gain available for distribution to the Equity and Small Cap Funds' respective shareholders.

     Investors should understand that the expense ratios of the Equity and Small Cap Funds may be higher than that of investment companies investing exclusively in domestic securities because of the cost of maintaining the custody of foreign securities.
     The Equity and Small Cap Funds may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars and are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent that a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, certain benefits which may be associated with the security underlying the Depository Receipt may not inure to the benefit of the holder of such Depository Receipt. Further, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.


Money Market Instruments and Repurchase Agreements
     The money market instruments in which each Fund may invest include short-term U.S. Government securities, commercial paper (promissory notes issued by corporations to finance their short- term credit needs) of foreign (Equity and Small Cap Funds only) and domestic issuers, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.
     U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

     Investments in commercial paper will be rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P") or Duff 1+ by Duff & Phelps, which are the highest ratings assigned by these rating services (even if rated lower by one or more of the other agencies), or which, if not rated or rated lower by one or more of the agencies and not rated by the other agency or agencies, are judged by the Adviser to be of equivalent quality to the securities so rated. In determining whether securities are of equivalent quality, the Adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.
     A repurchase agreement is an agreement under which a Fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the Fund and is unrelated to the interest rate on the instruments. The instruments acquired by the Funds (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Funds until they are repurchased. The Trustees will monitor the standards which the Adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with the Funds.
     The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Fund at a time when their market value has declined, the Fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Fund are collateral for a loan by the Fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Fund may not be able to substantiate its interest in the instruments it acquires. While the Trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.


Strategic and Derivative Transactions
     Each Fund may, but is not required to, utilize various other investment strategies as described below to seek to hedge various market risks (such as interest rates, currency exchange rates (Equity and Small Cap Funds) and broad or specific fixed-income (Tax Exempt Fund) or equity (Equity and Small Cap Funds) market movements), to manage the effective maturity or duration of fixed-income securities (Tax Exempt Fund), or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.
Techniques and instruments used by the Funds may change over time as new instruments and strategies are developed or regulatory changes occur.
     In the course of pursuing their respective investment objectives, the Funds may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, equity indices (Equity Fund and Small Cap Fund only), fixed-income indices (Tax Exempt Fund only) and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars. In addition, Equity Fund and Small Cap Fund may enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The risks associated with the Funds' transactions in options, futures and other types of derivative securities including swaps may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk. These investment techniques are referred to herein as "Strategic Transactions." Strategic Transactions may be used in an attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets fluctuations, currency exchange rate fluctuations (Equity Fund and Small Cap Fund only), to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective duration or maturity of the Tax Exempt Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a Fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the Adviser believes that the Equity Fund is underweighted in cyclical stocks and overweighted in consumer stocks, the Equity Fund may buy a cyclical index call option and sell a cyclical index put option and sell a consumer index call option and buy a consumer index put option. Under such circumstances, any unrealized loss in the cyclical position would be netted against any unrealized gain in the consumer position (and vice versa) for purposes of calculating the Fund's net loss exposure. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Funds' activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company or by the Funds' objective to minimize taxable distributions.

Risks of Strategic and Derivative Transactions
     The use of Strategic Transactions has associated risks including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Funds, force the purchase or sale, respectively of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Funds can realize on their respective investments or cause the Funds to hold a security they might otherwise sell. The use of currency transactions by the Equity Fund and Small Cap Fund can result in these Funds incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, these transactions tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the Funds in writing options on futures and entering into futures transactions is potentially unlimited, however, as described above, each Fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time and, to the extent necessary, the Funds will close out transactions in order to comply with this limitation. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.


Risks of Strategic and Derivative Transactions Outside the United States
     When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United

States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

General Characteristics of Options
     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a Fund's assets in special accounts, as described below under "Use of Segregated Accounts."
      ...A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised) the underlying security, commodity, index, or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised) the underlying instrument at the exercise price. A Fund may purchase a call option on a security, currency (Equity and Small Cap Funds), futures contract, index or other instrument to seek to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Funds are authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A Fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.
     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Funds will generally sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. OTC options purchased by the Funds and portfolio securities "covering" the amount of the Funds' obligation pursuant to an OTC option sold by them (the cost of the sell-back plus the in-the-money amount, if any) are subject to the Funds' restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The Funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.
     Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency (Equity and Small Cap Funds) or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Funds will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from S&P or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the Adviser.

     If a Fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale (writing) of put options can also provide income.
     Each Fund may purchase and sell (write) call options on equity (Equity and Small Cap Funds) and debt (Tax Exempt Fund) securities including U.S. Treasury and agency securities, municipal notes and bonds (Tax Exempt Fund) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies (Equity and Small Cap Funds) and futures contracts. All call options sold by the Funds must be "covered" (i.e., the Fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help offset any loss, the Fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call option sold by a Fund also exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.
     Each Fund may purchase and sell (write) put options on equity (Equity and Small Cap Funds) and debt (Tax Exempt Fund) securities including U.S. Treasury and agency securities, municipal notes and bonds (Tax Exempt Fund) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies (Equity and Small Cap Funds) and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a price above the market price.

Options on Securities Indices and Other Financial Indices
     Each Fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the Funds may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian) upon conversion or exchange of other securities in their portfolios.


General Characteristics of Futures
     Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. The sale of futures contracts creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a Fund, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.
     The Funds' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the Commodity Futures Trading Commission (the "CTFC") relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the Funds may use commodity futures and option positions
(i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CTFC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net the amount the positions were "in the money" at the time of purchase) do not exceed 5% of each Fund's respective net asset value, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with its custodian for the benefit of a futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Funds. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

Combined Transactions
     Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, and multiple interest rate transactions, structured notes and any combination of futures, options, currency (Equity and Small Cap Funds), multiple currency transactions (including forward currency contracts) (Equity and Small Cap Funds) and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


 Currency Transactions
     The Equity and Small Cap Funds may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed-upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the Adviser.
     The Equity and Small Cap Funds' dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic and Derivative Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.
     A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     Each of the Equity and Small Cap Funds may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure. For example, a Fund may hold a French security and the Adviser may believe that French francs will deteriorate against German marks. The Fund would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Fund to declines in the value of the German mark relative to the U.S. dollar.
     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Equity and Small Cap Funds may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Adviser considers that the Austrian schilling is linked to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Funds if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Funds are engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.



Risks of Currency Transactions
     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Swaps, Caps, Floors, Spreads and Collars
     Among the Strategic Transactions into which each of the Funds may enter are interest rate, currency rate (Equity and Small Cap Funds only) and index swaps and the purchase or sale of related caps, floors, spreads and collars. The Funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations (Equity and Small Cap Funds only) as a duration management technique (Tax Exempt Fund only) or protecting against an increase in the price of securities a Fund anticipates purchasing at a later date. Swaps, caps, floors, spreads and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each Fund will attempt to limit its net loss exposure resulting from swaps, caps, floors, spreads and collars and other Strategic Transactions entered into for such purposes to not more than 3% of its net assets at any one time. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar or a spread is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.
     The Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The Funds will not enter into any swap, cap, floor, spread or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, spreads and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors, spreads and collars are considered illiquid for purposes of each Fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors, spreads and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for such determinations. The staff of the SEC currently takes the position that swaps, caps, floors, spreads and collars are illiquid, and are subject to each Fund's limitation on investing in illiquid securities.


Eurodollar Contracts
     Each Fund may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use
Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.


Use of Segregated Accounts
     Each Fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. A Fund will not enter into Strategic Transactions that expose the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The Funds may have to comply with any applicable regulatory requirements designed to make sure that mutual funds do not use leverage in Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with the custodian bank in the amount prescribed. In that case, the Funds' custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the applicable Fund's obligations on the related Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

"When-Issued" and "Delayed Delivery" Securities
     The Tax Exempt Fund may commit up to 40% of its net assets to purchase securities on a "when-issued" and "delayed delivery" basis, which means that delivery and payment for the securities will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time the Fund enters into the commitment, but interest will not accrue to the Fund until delivery of and payment for the securities. Although the Tax Exempt Fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the Adviser.
     Unless the Tax Exempt Fund has entered into an offsetting agreement to sell the securities purchased on a when issued or delayed delivery basis, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.
     Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Tax Exempt Fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise. The Tax Exempt Fund may sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.


Other Investment Companies
     The Equity and Small Cap Funds may each, subject to authorization by the Trustees, invest all of its investable assets in the securities of a single open-end registered investment company (a "Portfolio"). If authorized by the Trustees, a Fund would seek to achieve its investment objective by investing in a Portfolio, which Portfolio would invest in a portfolio of securities that complies with the Fund's investment objectives, policies and restrictions. The Trustees do not intend to authorize investing in this manner at this time.
                             INVESTMENT RESTRICTIONS
     Each Fund has adopted certain fundamental and non-fundamental policies in addition to those described under "Investment Objectives and Policies" in the Prospectus. A Fund's fundamental policies cannot be changed unless the change is approved by the lesser of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of that Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of that Fund. A Fund's non-fundamental policies may be changed by the Board of Trustees, without shareholder approval, in accordance with applicable laws, regulations or regulatory policy.

Standish Intermediate Tax Exempt Bond Fund
     As a matter of fundamental policy, the Tax Exempt Fund may not:
1. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

2. Purchase real estate or real estate mortgage loans, although the Fund may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein and may purchase, hold and sell real estate acquired as a result of ownership of securities or other instruments.
3. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
4. Purchase or sell commodities or commodity contracts except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts.
5. Invest, with respect to at least 75% of its total assets, more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.
6. Issue senior securities, borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes (but not investment purposes) in an amount up to 15% of the current value of its total assets, and pledge its assets to an extent not greater than 15% of the current value of its total assets to secure such borrowings; however, the Fund may not make any additional investments while its outstanding borrowings exceed 5% of the current value of its total assets.
7. Lend portfolio securities, except that the Fund may enter into repurchase agreements which are terminable within 7 days.
8. Invest more than an aggregate of 15% of the net assets of the Fund in securities subject to legal or contractual restrictions on resale or for which there are no readily available market quotations or in other illiquid securities.


            Standish Tax-Sensitive Equity Fund and Standish Small Cap
                            Tax-Sensitive Equity Fund
     As a matter of fundamental policy, each of the Standish Small Cap Tax-Sensitive Equity Fund and Standish Tax-Sensitive Equity Fund may not:


1. Invest more than 25% of the current value of its total assets in any single industry, provided that this restriction shall not apply to U.S. Government securities or mortgage-backed securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; provided, however, that the Fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the Fund.
2. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 3 below, making loans in accordance with paragraph 8 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

3. Borrow money, except in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value
     (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the Fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.
4. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933; provided, however, that the Fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the Fund.
5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.
6. Purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).
7. Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.
8. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.
9. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if:

     a. such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or
      b. such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund;

         provided, however, that the Fund may invest all or part of its investable assets in an open-end registered investment company with substantially the same investment objective, policies and restrictions as the Fund.
     For purposes of the fundamental investment restriction (1) regarding industry concentration, the Adviser generally classifies issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer according to its own sources. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.
     As a matter of non-fundamental policy, each Fund may not:
(a) Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.
(b) Purchase securities of any other investment company except as permitted by the 1940 Act.
(c)   Invest more than 15% of its net assets in securities which are illiquid.
(d) Purchase additional securities if the Fund's borrowings exceed 5% of its net assets.
     As a matter of non-fundamental policy, the Tax Exempt Fund may not own more than 10% of the outstanding voting securities of any one issuer. Because municipal securities are not voting securities, there is no limit on the percentage of a single issuer's municipal bonds which the Tax Exempt Fund may own so long as, as to 75% of its total assets, it does not invest more than 5% of its total assets in the securities of the issuer. Consequently, the Tax Exempt Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities.
     Although it is allowed to do so, the Tax Exempt Fund does not expect to invest in securities (other than securities of the U.S. Government, its agencies or instrumentalities and municipal securities) if more than 25% of the current value of its total assets would be invested in a single industry. Although governmental issuers of municipal securities are not considered part of any "industry," municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be issued by such nongovernmental users (e.g., industrial development bonds) and constitute an "industry." Thus, the Tax Exempt Fund does not expect that more than 25% of its assets will be invested in obligations deemed to be issued by nongovernmental users in any one industry (e.g., industrial development bonds for health care facilities) and in taxable obligations of issuers in the same industry. However, it is possible that the Tax Exempt Fund may invest more than 25% of its assets in a broader sector of the market for municipal securities.

     Determining the issuer of a tax-exempt security will be based upon the source of assets and revenues committed to meeting interest and principal payments of each security. A security guaranteed or otherwise backed by full faith and credit of a governmental entity would generally be considered to represent a separate security issued by such guaranteeing entity and by the primary obligor. However, a guarantee of a security shall not be deemed to be a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by the Tax Exempt Fund is less than 10% of the value of the total assets of the Fund. Securities backed only by the assets and revenues of nongovernmental users will be deemed to be issued by such nongovernmental users.
     The Equity and Small Cap Funds have no current intention of lending portfolio securities or entering into reverse repurchase agreements or forward roll transactions. None of the Funds have any current intention to borrow money for other than temporary of emergency purposes.
     Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Equity and Small Cap Funds may each invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the Fund.
                              ---------------------
     If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of a Fund's assets will not constitute a violation of the restriction.
                         CALCULATION OF PERFORMANCE DATA
     As indicated in the Prospectus, each Fund may, from time to time, advertise certain total return information and the Tax Exempt Fund may also advertise certain yield and tax equivalent yield information. The average annual total return of a Fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the average annual total return of a Fund ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.
     The yield of the Tax Exempt Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Tax Exempt Fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, the yield is determined according to the following formula:
                           Yield = 2[(A - B + 1)6 - 1]
                                       CD
     Where: A equals dividends and interest earned during the period; B equals net expenses accrued for the period; C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

     Tax equivalent yield is the net annualized taxable yield needed to produce a specified tax exempt yield at a given tax rate based on a specified 30-day (or one month) period, assuming semi-annual compounding of income. The taxable equivalent yield for the Tax Exempt Fund is based upon the Fund's current tax-exempt yield and an investor's marginal tax rate. The formula is:

    Portfolio's Tax-Free Yield
    --------------------------     =    Taxable Equivalent Yield
    100% - Marginal Tax Rate


     The average annual total return quotation for the Tax Exempt Fund since inception (November 2, 1992 to September 30, 1996) and for the period January 1, 1996 through September 30, 1996 were 6.48% and 2.43%, respectively, and the average annualized yield for the thirty day period ended September 30, 1996 was 4.89%. The Tax Exempt Fund's tax equivalent yield for the thirty day period ended September 30, 1996 was 8.10%, assuming a federal income tax rate of 39.6%. The average annual total return quotations for the Equity Fund and the Small Cap Fund since inception (January2, 1996) to September 30, 1996 were 18.97% and 17.95%, respectively.
     The Tax Exempt Fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield, and the time between interest payments.
     In addition to average annual return and yield and tax equivalent yield (Tax Exempt Fund) quotations, each Fund may quote quarterly and annual performance on a net (with management fees and other operating expenses deducted) and gross basis. The Funds' net and gross performance is as follows:


Tax Exempt Fund
     Quarter/Year        Net            Gross
--------------------------------------------------------------------------------
      1992              2.79%           2.95%
      1Q93              3.46%           3.62%
      2Q93              2.63%           2.79%
      3Q93              2.94%           3.10%
      4Q93              1.35%           1.51%
      1993             10.78%          11.47%
      1Q94             -3.95%          -3.79%
      2Q94              1.67%           1.83%
      3Q94              0.98%           1.15%
      4Q94             -1.29%          -1.13%
      1994             -2.68%          -2.02%
      1Q95              4.61%           4.77%
      2Q95              1.95%           2.12%
      3Q95              2.76%           2.95%
      4Q95              2.77%           2.94%
      1995             12.65%          13.39%

     Quarter/Year        Net            Gross
--------------------------------------------------------------------------------
      1Q96              -0.42%          -0.27%
      2Q96              0.91%           1.05%
      3Q96              1.93%           2.08%
      4Q96              2.28%           2.46%
      1996              4.76%           5.41%

Tax-Sensitive Equity
     Quarter/Year        Net            Gross
--------------------------------------------------------------------------------
      1Q96              6.60%           6.60%
      2Q96              3.42%           3.42%
      3Q96              7.91%           7.91%
      4Q96              9.78%           9.78%
      1996             30.61%          30.61%

Small Cap Tax-Sensitive Equity
     Quarter/Year        Net            Gross
--------------------------------------------------------------------------------
      1Q96              7.55%           7.55%
      2Q96              12.27%          12.27%
      3Q96              -2.32%          -2.32%
      4Q96              2.78%           2.78%
      1996             21.23%          21.23%

     These performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. Each Fund's advisory fee was not imposed, in whole or in part, and the Adviser reimbursed operating expenses in varying amounts of certain Funds during various periods since each Fund's inception. In the absence of such arrangements, the performance of each Fund would have been lower.

     Each Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Tax Exempt Fund may compare its performance to various indices (or particular components thereof), which are generally considered to be representative of the performance of all municipal securities such as the Lehman Muni 3-5-7-10 Index. The Equity and Small Cap Funds may each compare their respective performance to the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. In addition, the Small Cap Fund may compare its performance to the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the United States markets and the Russell 2000 Growth Index is generally considered to be representative of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT
Trustees and Officers
     The Trustees and executive officers of the Trust are listed below. All executive officers of the Trust are affiliates of Standish, Ayer & Wood, Inc., the Fund's investment adviser.


Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

*D. Barr Clayson, 7/29/35                         Vice President and Trustee       Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                                      Chairman and Director,
Boston, MA 02111                                                                          Standish International
                                                                                         Management Company, L.P.

Samuel C. Fleming, 9/30/40                                  Trustee                        Chairman of the Board
c/o Decision Resources, Inc.                                                           and Chief Executive Officer,
1100 Winter Street                                                                       Decision Resources, Inc.;
Waltham, MA 02154                                                                       through 1989, Senior V.P.
                                                                                             Arthur D.  Little

Benjamin M. Friedman, 8/5/44                                Trustee                        William Joseph Maier
c/o Harvard University                                                               Professor of Political Economy,
Cambridge, MA 02138                                                                         Harvard University

John H. Hewitt, 4/11/35                                     Trustee              Trustee, The Peabody Foundation; Trustee,
P.O. Box 307                                                                        Visiting Nurse Alliance of Vermont
So. Woodstock, VT 05071                                                                      and New Hampshire

*Edward H. Ladd, 1/3/38                           Trustee and Vice President               Chairman of the Board
c/o Standish, Ayer & Wood, Inc.                                                           and Managing Director,
One Financial Center                                                              Standish, Ayer & Wood, Inc. since 1990;
Boston, MA 02111                                                            formerly President of  Standish, Ayer & Wood, Inc.
                                                                                               Director of
                                                                              Standish International Management Company, L.P.

Caleb Loring III, 11/14/43                                  Trustee                  Trustee, Essex Street Associates
c/o Essex Street Associates                                                         (family investment trust office);
P.0. Box 5600                                                                   Director, Holyoke Mutual Insurance Company
Beverly Farms, MA 01915

*Richard S. Wood, 5/21/54                            President and Trustee              Vice President, Secretary,
c/o Standish, Ayer & Wood, Inc.                                                            and Managing Director,
One Financial Center                                                                   Standish, Ayer & Wood, Inc.;
Boston, MA 02111                                                                  Executive Vice President and Director,
                                                                              Standish International Management Company, L.P.

Richard C. Doll, 7/8/48                                 Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

James E. Hollis III, 11/21/48                      Executive Vice President,           Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                     Treasurer and Secretary             Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Caleb F. Aldrich, 9/20/57                               Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111



Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Beverly E. Banfield, 7/6/56                             Vice President            Vice President and Compliance Officer,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                         Assistant Vice President and Compliance Officer,
Boston, MA 02111                                                                     Freedom Capital Management Corp.
                                                                                                (1989-1992)

Nicholas S. Battelle, 6/24/42                           Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Walter M. Cabot, 1/16/33                                Vice President                 Senior Advisor and Director,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                                     prior to 1991, President,
Boston, MA 02111                                                                        Harvard Management Company
                                                                                      Senior Advisor and Director of
                                                                              Standish International Management Company, L.P.

David H. Cameron, 11/2/55                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Director of
Boston, MA 02111                                                            Standish International Management
Company, L.P.

Karen K. Chandor, 2/13/50                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Lavinia B. Chase, 6/4/46                                Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Susan B. Coan, 5/1/52                                   Vice President                        Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA O2111

W. Charles Cook II, 7/16/63                             Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                          Vice President,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Joseph M. Corrado, 5/13/55                              Vice President            Vice President and Associate Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Dolores S. Driscoll, 2/17/48                            Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                             Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Mark A. Flaherty, 4/24/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                          Vice President
Boston, MA  02111                                                             Standish International Management Company, L.P.


Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Maria D. Furman, 2/3/54                                 Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Anne P. Herrmann, 1/26/56                               Vice President                  Mutual Fund Administrator,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Ann S. Higgins, 4/8/35                                  Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Denise B. Kneeland, 8/19/51                             Vice President                 Senior Operations, Manager,
c/o Standish, Ayer &Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                   since December 1995 formerly
Boston, MA  02111                                                                Vice President Scudder, Stevens and Clark

Raymond J. Kubiak, 9/3/57                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Phillip D. Leonardi, 4/24/62                            Vice President          Vice President, Standish, Ayer & Wood, Inc.
c/o Standish, Ayer & Wood, Inc.                                              since November 1993; formerly, Investment Sales,
One Financial Center                                                                   Cigna Corporation (1993) and
Boston, MA 02111                                                                     Travelers Corporation (1984-1993)

Laurence A. Manchester, 5/24/43                         Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

George W. Noyes, 11/12/44                               Vice President               President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                                            Director of
Boston, MA 02111                                                              Standish International Management Company, L.P.

Arthur H. Parker, 8/12/35                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Jennifer A. Pline, 3/8/60                               Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Howard B. Rubin, 10/29/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                               Executive Vice President and Director
Boston, MA 02111                                                              Standish International Management Company, L.P.



Name, Address and Date of Birth                          Position Held                     Principal Occupation
                                                          With Trust                        During Past 5 Years
---------------------------------------------------------------------------------------------------------------

Michael C. Schoeck, 10/24/55                            Vice President                        Vice President,
c/o Standish, Ayer & Wood, Inc.                                               Standish, Ayer & Wood, Inc. since August, 1993;
One Financial Center                                                                     formerly, Vice President,
Boston, MA 02111                                                                      Commerzbank, Frankfurt, Germany
                                                                                              Vice President,
                                                                              Standish International Management Company, L.P.

Austin C. Smith, 7/25/52                                Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Stephen A. Smith, 3/13/49                               Vice President            Vice President, since November 2, 1993,
c/o Standish, Ayer & Wood, Inc.                                             Standish, Ayer & Wood, Inc.; formerly, Consultant,
One Financial Center                                                                       Cambridge Associates
Boston, MA 02111

David C. Stuehr, 3/1/58                                 Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

James W. Sweeney, 5/15/59                               Vice President                 Vice President and Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center                                                              Executive Vice President and Director,
Boston, MA 02111                                                              Standish International Management Company, L.P.

Ralph S. Tate, 4/2/47                                   Vice President             Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                               Standish, Ayer & Wood, Inc. since April, 1990;
One Financial Center                                                          formerly Vice President, Aetna Life & Casualty
Boston, MA 02111                                                                          President and Director,
                                                                              Standish International Management Company, L.P.

Michael W. Thompson, 3/31/56                            Vice President            Vice President and Managing Director,
c/o Standish, Ayer & Wood, Inc.                                                         Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111

Christopher W. Van Alstyne, 3/24/60                     Vice President                       Vice President,
c/o Standish, Ayer & Wood, Inc.                                                        Standish, Ayer & Wood, Inc.;
One Financial Center                                                               Formerly Regional Marketing Director,
Boston, MA 02111                                                                 Gabelli-O'Connor Fixed Income Management

*Indicates that Trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers
     The Funds pay no compensation to the Trust's Trustees affiliated with the Adviser or to the Trust's officers. None of the Trust's Trustees or officers have engaged in any financial transactions (other than the purchase or redemption of a Fund's shares) with the Trust or the Adviser during the Funds' fiscal years ended September 30, 1996.
     The following table sets forth all compensation paid to the Trust's Trustees as of the Funds' fiscal years ended September 30, 1996:

                                                                                       Pension or
                                                                                        Retirement         Total
                                      Aggregate        Aggregate        Aggregate        Benefits      Compensation
                                    Compensation     Compensation     Compensation      Accrued as    from Funds and
                                      from the         from the      from the Small       Part of     Other Funds in
     Name of Trustee               Tax Exempt Fund    Equity Fund       Cap Fund      Fund's Expenses    Complex*
---------------------------------------------------------------------------------------------------------------
     D. Barr Clayson                     $0               $0               $0              $0                $0
     Samuel C. Fleming                  292               25               60               0            37,250
     Benjamin M. Friedman               262               22               54               0            33,500
     John H. Hewitt                     262               22               54               0            33,500
     Edward H. Ladd                       0                0                0               0
     Caleb Loring, III                  262               22               54               0            33,500
     Richard S. Wood                      0                0                0               0                 0
     -------------
     *As of the date of this Statement of Additional Information,  there were 20 mutual funds in the fund complex.  Total  compensation is presented for the calendar year ended December 31, 1996.

Certain Shareholders
     At December 31, 1996, the Trustees and officers of the Trust as a group beneficially owned (i.e., had voting and/or investment power) 11,413.530 shares (7.09%) of the then outstanding shares of the Tax-Sensitive Equity Fund,
16,891.951 shares (3.67%) of the then outstanding shares of the Tax-Sensitive Small Cap Fund and less than 1% of the then outstanding shares of the Intermediate Tax Exempt Fund. At that date, each of the following persons beneficially owned 5% or more of the then outstanding shares of the Tax Exempt
Fund:
                                             Percentage of
     Name and Address                     Outstanding Shares
--------------------------------------------------------------------------------
     BDG & Co.                                    16%
     Bingham Dana & Gould
     Trust Development
     150 Federal Street
     Boston, MA  02110
     YK Investment Partnership                    9%
     191 Waukegan Road
     Suite 209
     Northfield, IL  60093

     At December 31, 1996, each of the following persons beneficially owned 5% or more of the then outstanding shares of the Tax Sensitive Equity Fund:

                                             Percentage of
     Name and Address                     Outstanding Shares
--------------------------------------------------------------------------------
     Charles Schwab & Co., Inc.                   12%
     Special Custody Acct. For
     Exclusive Benefit of Customers
     101 Montgomery Street
     San Francisco, CA 94104
     Saturn & Co.                                 8%
     FBO Juan Enriquez Trust
     102 Highland Street
     W. Newton, MA  02165

     Forest Products Insurance Exchange           7%
     3601 Minnesota Drive
     Minneapolis, MN  55435

     Michael Putnam Trust                         5%
     Department of Classics
     Brown University
     Providence, RI  02912

     Elizabeth M. Enriquez-Ortiz                  5%
     40 IH-35N #4A3
     Austin, TX  78701

     Additionally,   at  December  31,  1996  each  of  the  following   persons
beneficially owned 5% or more of the then outstanding shares of the Small Capitalization Tax-Sensitive Equity Fund:

                                             Percentage of
     Name and Address                     Outstanding Shares
--------------------------------------------------------------------------------
     Charles Schwab & Co., Inc.                   27%
     Special Custody Acct. For
     Exclusive Benefit of Customers
     101 Montgomery Street
     San Francisco, CA 94104

     Wendel & Co. #006709                         12%
     The Bank of New York
     P.O. Box 1066
     Wall Street Station
     NY, NY 10268
     BDG & Co. Trustee for Ivy Lane Foundation    11%
     150 Federal Street
     Boston, MA  02110
     Bob & Co. C/O Bank of Boston                 6%
     Mutual Funds Dept 45-02-93
     PO Box 1809
     Boston, MA  02105

Investment Adviser
     Standish, Ayer & Wood, Inc. (the "Adviser") serves as investment adviser to each Fund pursuant to separate written investment advisory agreements with the Trust. The Adviser is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940.
     The following, constituting all of the Directors and all of the shareholders of the Adviser, are the Adviser's controlling persons: Caleb F. Aldrich, Nicholas S. Battelle, Walter M. Cabot, Sr., David H. Cameron, Karen K. Chandor, D. Barr Clayson, Richard C. Doll, Dolores S. Driscoll, Mark A. Flaherty, Maria D. Furman, James E. Hollis III, Raymond J. Kubiak, Edward H.
Ladd, Laurence A. Manchester, George W. Noyes, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, David C. Stuehr, James J. Sweeney, Ralph S. Tate, and Richard S. Wood.
     Certain services provided by the Adviser under the investment advisory agreements are described in the Prospectus. In addition to those services, the Adviser provides each Fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided by the Adviser without reimbursement by the Funds for any costs incurred. Under each investment advisory agreement, the Adviser is paid a fee based upon a percentage of each Fund's average daily net asset value computed as described in the Prospectus. This fee is paid monthly.
     With respect to the Tax Exempt Fund: (a) for the fiscal year ended December 31, 1994, the Adviser agreed not to impose $50,193 of its fee, which would otherwise have been $82,694; (b) for the fiscal year ended December 31, 1995, the Adviser agreed not to impose $38,426 of its fee, which would otherwise have been $115,482; and (c) for the fiscal year ended September 30, 1996, the Adviser agreed not to impose $41,685 of its fee, which would otherwise have been $98,399. For the period from January 2, 1996 through September 30, 1996, the Adviser agreed not to impose any of its fees for the Equity Fund and Small Cap Fund, which otherwise would have been $6,161 and $13,510, respectively. In addition, during the same period, the Adviser reimbursed operating expenses of the Equity Fund and the Small Cap Fund in the amount of $57,444 and $64,052, respectively.
     Pursuant to the investment advisory agreements, each Fund bears the expenses of its operations other than those incurred by the Adviser pursuant to the investment advisory agreements. Among other expenses, each Fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and Trustees' fees and expenses.
     The Adviser has voluntarily agreed for the Tax Exempt Fund, Equity Fund and Small Cap Fund to limit Total Fund Operating Expenses (excluding litigation, indemnification and other extraordinary expenses) of each such Fund to 0.65%, 0.00% and 0.00% of the Tax Exempt Fund's, Equity Fund's and Small Cap Fund's respective average daily net assets. These agreements are voluntary and temporary and may be discontinued or revised by the Adviser at any time. If any expense limit is exceeded, the compensation due the Adviser for such fiscal year shall be proportionately reduced by the amount of such excess by a reduction or refund thereof at the time such compensation is payable after the end of each calendar month, subject to readjustment during the fiscal year.

     Unless terminated as provided below, the Equity Fund's and the Small Cap Fund's investment advisory agreements continue in full force and effect until December 31, 1997 and for successive periods of one year thereafter, and the Tax Exempt Fund's investment advisory agreement continues in full force and effect for successive periods of one year, but only as long as each such continuance is approved annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and, in either event (ii) by vote of a majority of the Trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund or by the Adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of their "assignment," as defined in the 1940 Act.
     In an attempt to avoid any potential conflict with portfolio transactions for the Funds, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. These restrictions include: pre-clearance of all personal securities transactions and a prohibition of purchasing initial public offerings of securities. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come before those of the Adviser, its affiliates and their employees.

Distributor of the Trust
     Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of the Adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the Funds' shares. In that capacity, the Principal Underwriter has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Funds' shares in accordance with the terms of the Underwriting Agreement between the Trust and the Principal Underwriter. Pursuant to the Underwriting Agreement, the Principal Underwriter has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Principal Underwriter receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to a Fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Trustees of the Trust or (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The

Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the applicable Fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of the Principal Underwriter are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.

                              REDEMPTION OF SHARES
     Detailed information on redemption of shares is included in the Prospectus. The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it or determination by a Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Funds.
     The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in Fund portfolio securities. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the Fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.
                             PORTFOLIO TRANSACTIONS
     The Adviser is responsible for placing each Fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the Adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective Fund. In addition, if the Adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a Fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing other accounts; not all of these services may be used by the Adviser in connection with the Funds. The investment advisory fees paid by the Funds under the advisory agreements will not be reduced as a result of the Adviser's receipt of research services.
     The Adviser also places portfolio transactions for other advisory accounts. The Adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations, the main factors considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment.
                        DETERMINATION OF NET ASSET VALUE
     Each Fund's net asset value is calculated each business day on which the New York Stock Exchange is open. Currently the New York Stock Exchange is not open on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of a Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time) and is computed by dividing the value of all securities and other assets of the Fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value. Portfolio securities are valued in the manner described in the Prospectus.
                              FEDERAL INCOME TAXES
     Each  series of the Trust,  including  each Fund,  is treated as a separate entity for accounting and tax purposes. Each Fund presently qualifies and intends to continue to qualify as a "regulated investment company" under
Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss), net tax-exempt interest (if any) and net capital gain which are distributed to shareholders at least annually in accordance with the timing requirements of the Code.
     Each Fund will be subject to a 4% non-deductible federal excise tax on certain taxable amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.
     The Funds are not subject to Massachusetts corporate excise or franchise taxes. Provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.
     The Funds will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the Funds and, as noted above, would not be distributed as such to shareholders. The Equity Fund and the Small Cap Fund have $21,876 and $240,551, respectively, of capital loss carryforwards, which expire on September 30, 2004, available to offset future net capital gains.
     Limitations imposed by the Code on regulated investment companies like the Funds may restrict a Fund's ability to enter into futures, options and currency forward transactions.
     Certain options, futures and forward foreign currency transactions (Equity and Small Cap Funds only) undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures (Equity and Small Cap Funds only), as ordinary income or loss) and timing of some capital gains and losses realized by a Fund. Also, certain losses of a Fund on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of the applicable tax rules may be modified if a Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of a Fund's distributions to shareholders. The Funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.
     The federal income tax rules applicable to interest rate swaps or currency swaps (Equity and Small Cap Funds only), and interest rate caps, floors and collars are unclear in certain respects, and the Funds may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.
     If either the Equity Fund or the Small Cap Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Equity and Small Cap Funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing Fund to recognize taxable income or gain without the concurrent receipt of cash. The Equity and Small Cap Funds may limit and/or manage their stock holdings in passive foreign investment companies to minimize their tax liability or maximize their return from these investments.

     Foreign exchange gains and losses realized by the Equity and Small Cap Funds in connection with certain transactions involving foreign currency-denominated debt securities, if any, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which each Fund must derive at least 90% of its annual gross income.
     The Equity and Small Cap Funds may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors would be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code, only if more than 50% of the value of the Equity Fund's or Small Cap Fund's respective total assets at the close of any taxable year were to consist of stock or securities of foreign corporations and the applicable Fund were to file an election with the Internal Revenue Service. Because the Equity and Small Cap Funds generally do not expect to meet this 50% requirement, investors generally will not directly take into account the foreign taxes, if any, paid by the Equity and Small Cap Funds, and will generally not be entitled to any related tax deductions or credits. Such taxes will reduce the amounts the Equity and Small Cap Funds would otherwise have available to distribute.
     Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Funds' Prospectus whether taken in shares or in cash. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce current E&P for this purpose. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

     For purposes of the dividends received deduction available to corporations, dividends, if any, received by the Equity and Small Cap Funds from U.S. domestic corporations in respect of the stock of such corporations held by the Equity and Small Cap Funds, for U.S. Federal income tax purposes, for at least a minimum holding period, generally 46 days, and distributed and designated by the Equity and Small Cap Funds may be treated as qualifying dividends. Distributions by the Tax Exempt Fund will not qualify for the dividends received deduction. Corporate shareholders must meet the minimum holding period requirement referred to above with respect to their shares of the Equity and Small Cap Funds in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.
     Taxable distributions by the Tax Exempt Fund include distributions attributable to income or gains from the Tax Exempt Fund's taxable investments or transactions, including (i) gains from the sale of portfolio securities or the right to when-issued securities prior to issuance or from options or futures transactions and (ii) income attributable to repurchase agreements, securities lending, recognized market discount, interest rate swaps, caps, floors or collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons.
     Distributions by the Tax Exempt Fund of tax-exempt interest ("exempt-interest dividends") timely designated as such by the Tax Exempt Fund will be treated as tax-exempt interest under the Code, provided that the Tax Exempt Fund qualifies as a regulated investment company and at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in tax-exempt obligations. Shareholders are required to report their receipt of tax-exempt interest, including such distributions, on their federal income tax returns. The portion of the Tax Exempt Fund's distributions designated as exempt-interest dividends may differ from the actual percentage that its tax-exempt income comprises of its total income during the period of any particular shareholder's investment. The Tax Exempt Fund will report to shareholders the amount designated as exempt-interest dividends for each year.
     Interest income from certain types of tax-exempt obligations that are private activity bonds in which the Tax Exempt Fund may invest is treated as an item of tax preference for purposes of the federal alternative minimum tax. To the extent that the Tax Exempt Fund invests in these types of tax-exempt obligations, shareholders will be required to treat as an item of tax preference for federal alternative minimum purposes that part of the Tax Exempt Fund's exempt-interest dividends which is derived from interest on these tax-exempt obligations. Exempt-interest dividends derived from interest income from tax-exempt obligations that are not private activity bonds may also be included in determining corporate "adjusted current earnings" for purposes of computing the alternative minimum tax liability, if any, of corporate shareholders of the Tax Exempt Fund.

     If the Tax Exempt Fund invests in certain zero coupon securities, increasing rate securities or, in general, other securities with original issue discount (or with market discount if the Tax Exempt Fund elects to include market discount in income currently), the Tax Exempt Fund must accrue income on such investments prior to the receipt of the corresponding cash payments.
However, the Tax Exempt Fund must distribute, at least annually, all or substantially all of its net taxable and tax-exempt income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Tax Exempt Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements. The Equity and Small Cap Funds would be subject to the same tax rules but do not expect to acquire such investments.
     The Tax Exempt Fund purchases tax-exempt obligations which are generally accompanied by an opinion of bond counsel to the effect that interest on such securities is not included in gross income for federal income tax purposes. It is not economically feasible to, and the Tax Exempt Fund therefore does not, make any additional independent inquiry into whether such securities are in fact tax-exempt. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted during the last decade not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Tax Exempt Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income.
     The Tax Exempt Fund may purchase municipal obligations together with the right to resell the securities to the seller at an agreed upon price or yield within a specified period prior to the maturity date of the securities. Such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." The Tax Exempt Fund may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available. Additionally, the Tax Exempt Fund may purchase beneficial interests in municipal obligations held by trusts, custodial arrangements or partnerships and/or combined with third-party puts or other types of features such as interest rate swaps; those investments may require the Tax Exempt Fund to pay "tender fees" or other fees for the various features provided.

     The Internal Revenue Service (the "Service") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of a true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax Exempt Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or other third party put and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the Service will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees paid by the Tax Exempt Fund, in relation to various regulated investment company tax provisions is unclear. However the Adviser intends to manage the Tax Exempt Fund's portfolio in a manner designed to minimize any adverse impact from the tax rules applicable to these investments.
     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax Exempt Fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by the Tax Exempt Fund. Pursuant to published guidelines, the Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Tax Exempt Fund even though the borrowed funds may not be directly traceable to the purchase of shares.
     At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to undistributed net investment income (except in the case of the Tax Exempt Fund) and/or realized or unrealized appreciation in a Fund's portfolio. Consequently, subsequent distributions from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.
     The Funds may consider the use of  equalization  accounting for any taxable year if it would further the goal of reducing taxable distributions to shareholders for such year. Under equalization accounting, a Fund's earnings and profits are allocated in part to redemption proceeds paid by the Fund: although a redeeming shareholder's tax treatment would not be affected by such an allocation, in certain circumstances the amounts of realized net income and/or net capital gains the Fund is required to distribute may be reduced through the use of equalization accounting. Hence, if a Fund determines that it will use equalization accounting for a particular year, the amount, timing and character of its distributions for that year may be affected. The Funds would consider using equalization accounting for a particular year only if they determine that such use is consistent with their tax objectives and would produce a benefit for such year that outweighs any additional tax or accounting complexities or costs.
     Upon a redemption (including a repurchase) of shares of the Funds, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will (except as described below) be long-term or short-term, depending upon the shareholder's tax holding period for the shares. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will, with respect to the Tax Exempt Fund, be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, with respect to any Fund, the allowable loss on such a redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.
     The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.
     Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Funds and, unless an effective IRS Form W-8 or authorized substitute is on file, to 31% backup withholding on certain other payments from the Funds. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.
                            THE TRUST AND ITS SHARES
     Each Fund is an investment series of Standish, Ayer & Wood Investment Trust, an unincorporated business trust organized under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986, as amended from time to time (the "Declaration"). Under the Declaration, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the Funds. Each share of a Fund represents an equal proportionate interest in the Fund with each other share and is entitled to such dividends and distributions as are declared by the Trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a Fund, shareholders are entitled to share pro rata in the net assets available for distribution.
     Pursuant to the Declaration, the Trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in the Fund. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. As of the date of this Statement of Additional Information, the Trustees do not have any plan to establish multiple classes of shares for the Fund. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize the Fund to invest all of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize the Fund to so invest its assets.
     All Fund shares have equal rights with regard to voting, and shareholders of a Fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.
     Pursuant to the Declaration of Trust and subject to shareholder approval (if then required), the Trustees may authorize each Fund to invest all or part of its investable assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the Fund. As of the date of this Statement of Additional Information, the Board does not have any plan to authorize any Fund to so invest its assets.
     Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which both inadequate insurance existed and the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The Trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.
                             ADDITIONAL INFORMATION
     The Funds' Prospectus and this Statement of Additional Information omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the SEC.
                        EXPERTS AND FINANCIAL STATEMENTS
     The financial statements of the Tax Exempt Fund for the fiscal years ended December 31, 1995 and September 30, 1996 and financial statements of the Equity Fund and the Small Cap Fund for the period January 2, 1996 (inception) through September 30, 1996 incorporated by reference from the Funds' annual report to shareholders in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report appearing elsewhere therein and have been so included in reliance upon the authority of the report of Coopers & Lybrand L.L.P., as experts in accounting and auditing. Financial highlights of the Tax Exempt Fund for the period from November 2, 1992 (commencement of operations) through December 31, 1992 were audited by Deloitte & Touche LLP, independent auditors, and have been similarly included in reliance upon the expertise of that firm. Coopers & Lybrand L.L.P., independent accountants, will audit each Fund's financial statements for the current fiscal year ending September 30, 1997.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                       Standish Tax-Sensitive Equity Fund

                   Financial Statements for the Period Ended
                               September 30, 1996

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              Financial Statements
                               Table of Contents


                                                               Page
Chairman's Message ..............................................3
Selected Financial Information ..................................4
Performance Highlights ..........................................5
Management Discussion:
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...6,7
     Standish Intermediate Tax Exempt Bond Fund .................6,7
     Standish Small Cap Tax-Sensitive Equity Fund ...............8
     Standish Tax-Sensitive Equity Fund .........................9
Statements of Assets and Liabilities ............................10
Statements of Operations ........................................11,12
Statements of Changes in Net Assets .............................13,14,15
Financial Highlights
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...16
     Standish Intermediate Tax Exempt Bond Fund .................17
     Standish Small Cap Tax-Sensitive Equity Fund ...............18
     Standish Tax-Sensitive Equity Fund .........................19
Portfolio of Investments
     Standish Massachusetts Intermediate Tax Exempt Bond Fund ...20
     Standish Intermediate Tax Exempt Bond Fund .................23
     Standish Small Cap Tax-Sensitive Equity Fund ...............27
     Standish Tax-Sensitive Equity Fund .........................31
Notes to Financial Statements ...................................34
Report of Independent Accountants ...............................39

                     Standish, Ayer & Wood Investment Trust

                               Chairman's Message
October 18, 1996


Dear Standish, Ayer & Wood Investment Trust Shareholder: Enclosed you will find the annual financial statements for the Standish Intermediate Tax Exempt Bond Fund, the Standish Massachusetts Intermediate Tax Exempt Bond Fund, the Standish Tax-Sensitive Equity Fund, and the Standish Small Cap Tax-Sensitive Equity Fund. We are providing a combined report for these funds to reduce redundant reporting and to supply the financial reporting related to our tax managed investment capabilities in one comprehensive document.
These four funds have combined net assets of $77 million. The two tax-sensitive funds have only been in operation since the beginning of 1996. In all cases, the investment advisor is Standish, Ayer & Wood.
As of September 1996, Standish, Ayer & Wood managed assets for its clients of $29 billion, including the Standish mutual fund assets of $4 billion. The principal clients of the firm are corporate pension trusts, insurance companies, endowments and foundations, and high net worth individuals. The firm remains independent and is owned by investment professionals active in the operation of the business. At mid year 1996, David W. Murray, the Treasurer of both Standish, Ayer & Wood and the Standish, Ayer & Wood Investment Trust, elected to take early retirement and James E. Hollis was elected interim Treasurer of the Trust. We are grateful to Dave for twenty-two years of distinguished service to Standish. There have been no other material changes in the structure of the firm or its key personnel.
During the nine months of operation of the tax-sensitive equity funds, U.S. equity markets have been very strong with the Standard & Poor's 500 Index registering a total return of 13.50% and the Russell 2000 Index registering a total return of 10.77%. Tax exempt bond market returns during this period, as measured by a combination of the Lehman Municipal 3, 5, 7 and 10 year indices, have been a mundane 2.11%. These municipal results have been relatively better than those of most other fixed income sectors, as flat tax concerns have subsided and municipal supply has been constrained.
The tax-sensitive equity funds have the objective of providing favorable after tax returns through limited turnover and attempts to mitigate the amount of realized capital gains. At Standish, we have noted for some time the adverse impact for taxable investors of high portfolio turnover which triggers capital gains, possibly including short-term gains that may result in an even greater tax liability for investors. We believe there is a major opportunity to improve after tax returns by limiting the portfolio turnover and managing the recognition of capital gains.
During the last year, we at Standish have added resources to both investment research and shareholder servicing. We appreciate the opportunity to serve you and hope you will find the attached information helpful. We remain confident that we have the resources and the organization to do a superior job, and we will be working hard to fulfill your expectations in the years ahead.

Sincerely yours,


Edward H. Ladd
Chairman

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         Selected Financial Information
                     for the period ended September 30, 1996


                                                              Standish
                                                            Massachusetts       Standish         Standish
                                                             Intermediate     Intermediate       Small Cap          Standish
                                                             Tax Exempt       Tax Exempt      Tax-Sensitive        Tax-Sensitive
                                                             Bond Fund (a)      Bond Fund (a)  Equity Fund (b)    Equity Fund (b)
                                                            -----------------  --------------  ---------------- ---------------

     Net asset value - beginning of period                        $21.02          $21.40            $20.00          $20.00

Income from investment operations

     Net investment income *                                        0.74            0.79              0.04            0.28
     Net realized and unrealized gain (loss)                       (0.39)          (0.28)             3.55            3.50
                                                            -----------------  --------------  ---------------- ---------------
     Total from investment operations                               0.35            0.51              3.59            3.78
                                                            -----------------  --------------  ---------------- ---------------

Less distributions declared to shareholders

     From net investment income                                    (0.74)          (0.79)            (0.02)          (0.18)
                                                            -----------------  --------------  ---------------- ---------------
     Net asset value - end of period                              $20.63          $21.12            $23.57          $23.60
                                                            =================  ==============  ================ ===============

Total return                                                        1.70%           2.43%            17.95%          18.97%

Ratios to average net assets

     Expenses *t                                                    0.65%           0.65%             0.00%           0.00%
     Net investment income *t                                       4.78%           4.99%             0.41%           2.27%
Net assets at end of period (000 omitted)                        $32,136         $34,843            $6,896          $2,843

Portfolio turnover                                                    35%             43%               57%             17%
Average broker commission paid per share                            -               -              $0.1058            $0.0419


* The Investment Adviser voluntarily did not impose a portion of its fee and reimbursed the Funds for their operating expenses. Please refer to the Financial Highlights on pages 16 to 19 for additional disclosure regarding these ratios.
t Computed on an  annualized  basis
(a) For the nine months ended  September 30, 1996.
(b) For the period January 2, 1996, commencement of investment operations, through September 30, 1996.


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                             Performance Highlights
                     for the period ended September 30, 1996


                                                                                     Total Return
-------------------------------------------------------------------------            -----------------
Tax Exempt Bond Funds (a)
     Standish Mass. Intermediate Tax Exempt Fund                                           1.70%
     Standish Intermediate Tax Exempt Bond Fund                                            2.43%
     Lehman Muni 3-5-7-10 Index                                                            2.11%
Tax-Sensitive Equity Funds (b)
     Standish Tax-Sensitive Small Capitalization Equity Fund                              17.95%
     Russell 2000 Index                                                                   10.77%
     Standish Tax-Sensitive Equity Fund                                                   18.97%
     S&P 500 Index                                                                        13.50%



 (a) For the nine months ended September 30, 1996.
 (b) For the period January 2, 1996 through September 30, 1996.



         The S&P 500 Index is generally considered to be representative of the performance of unmanaged common stocks publicly traded on the U.S. markets.

         The Russell 2000 Index is generally considered to be representative of unmanaged small capitalization stocks in the U.S. markets.

         Lehman Brothers State General Obligation Bond 3, 5, 7, and 10 Year Index is actually a subset of a broader index--the Lehman Brothers Municipal Bond Index. The Municipal Bond Index is unmanaged and designed to be a composite measure of the total return performance of the municipal bond market, and includes approximately 1,800 bonds (rated A or better, including bonds in the following sectors: state general obligations, prerefunded, electrics, hospital, state housing, industrial development/pollution control, and transportation).

         Past performance is not predictive of future performance.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund

Management Discussion & Analysis

The bond markets have suffered through a dismal year thus far in 1996. Thankfully, municipals have been perhaps the best performing sector in domestic fixed income. The Standish Intermediate Tax Exempt Bond Fund has produced a total return of 2.43% (after a fee reduction) for the year-to-date period through September 30, 1996, well ahead of the benchmark performance index (Lehman Muni 3-5-7-10) return of 2.11%, while the Standish Massachusetts Intermediate Tax Exempt Bond Fund has produced a total return of 1.70% (after a fee reduction) for the year-to-date, trailing the same index.

Most of 1996 witnessed reports showing economic growth to be stronger than the market anticipated. This, of course, led to fears of inflation and the expectation that the Federal Reserve would raise short term interest rates. Consequently, bond prices declined and volatility was high. The year-to-date taxable bond market performance as represented by the Lehman Aggregate Index and the Lehman Government/Corporate Bond Index was below the tax exempt market at 1.84% and 1.77% respectively. Municipal bonds, however, proved to be far more resilient than most taxable fixed income sectors. As fears of a "flat tax" waned and municipal new issue supply remained modest, interest rates on tax-exempt securities rose far less than those of Treasuries. Yield spreads between top quality and lower quality paper also compressed during the year.

Standish Intermediate Tax Exempt Bond Fund
The fund underperformed in the first quarter of 1996, as we extended duration into what turned out to be a significant market decline. By the second quarter, however, performance had turned around. Several actions have helped make this a successful year. Our increased exposure to California and New York credits has benefited the fund, as stabilizing credit quality resulted in good performance for these sectors. Our overweighting in "BBB" rated paper contributed significantly as quality spreads tightened. We added to our housing bond exposure as well, choosing bonds which have above market yields as well as defensive characteristics. Finally, we have reduced the cost of trading by using futures contracts to manage duration more effectively.

Standish Massachusetts Intermediate Tax Exempt Bond Fund
The Massachusetts market has underperformed the national municipal market this year. Some states have benefited more from the strong national economic recovery than has Massachusetts. Further, the hospital sector of the market remains troubled, and the Massachusetts municipal market has a significant number of health care credits. Nevertheless, when considering the heavy tax burden applied to unearned income in the state, Massachusetts double tax-exempt bonds have still proven to be an excellent choice in terms of after-tax returns in the bond market.

During 1996, we have maintained our philosophy of not making major interest rate bets, preferring instead to identify securities which appear to be undervalued through research and trading. In addition, we have taken two steps to improve the performance of the fund. We have increased our exposure to housing bonds, choosing securities which we believe have above average yields as well as defensive characteristics. Also, we have employed the use of futures contracts to manage the portfolio's duration in a much more cost-effective manner (i.e. reducing the number of trades and the bid-to-ask spread necessary to adjust duration).



Raymond J. Kubiak                               Maria D. Furman

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Comparison of Change in Value of $100,000 Investment in
           Standish Massachusetts Intermediate Tax Exempt Bond Fund,
 Standish Intermediate Tax Exempt Bond Fund and the Lehman Muni 3-5-7-10 Index

The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund compared with the Lehman Muni 3-5-7-10 Index for the period November 2, 1992 to September 30, 1996, based upon a $100,000 investment. Also included are the average annual total returns for one year, three year, and since inception.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

Management Discussion & Analysis

Small cap stocks have proven to be an extremely volatile asset class in 1996. After a slow start, small caps rose very sharply in late spring, peaked in May, and dropped abruptly through July. Peak to trough declines were some 30%. August began a recovery which was not sustained in September. For the period from January 2, 1996 (commencement of investment operations) to September 30, 1996, the Standish Small Cap Tax-Sensitive Equity Fund gained 17.95%, after expense reimbursement, compared to a gain of 10.77% for the Russell 2000 Index of Small Cap Stocks.

Early in 1996 performance benefited from the smaller size of the companies in the fund, as well as the fund's aggressive growth orientation. Similarly, during the severe correction and subsequent slow recovery, these characteristics penalized fund performance. Quarterly performance contribution was strongest in the technology sector. Offsetting the good technology performance were poor returns on consumer and health care stocks.

We continue to concentrate investments in rapidly growing, high quality smaller companies with strong business positions. This leads to an emphasis on the higher growth sectors, particularly the innovative areas of health care, technology and business services. We invest in companies with a minimum of 20% growth, very strong balance sheets, and leadership positions within their operating niches.

We believe 1996 will prove to be a reasonable year for small cap stocks despite their volatility. We are happy to report that, as of September 30, the fund had no reportable realized capital gains to distribute to shareholders and has recognized capital losses which may be used by the fund to offset future realized capital gains, if any. We thank you for your support and interest in the Small Cap Tax-Sensitive Fund.


Nicholas S. Battelle

     Comparison of Chnage in Value of $100,000 Investment in Standish Small
              Cap Tax-Sensitive Equity Fund and the S&P 500 Index


The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Small Cap Tax-Sensitive Equity Fund compared with the S&P 500 Index for the period January 2, 1996 to September 30, 1996, based upon a $100,000 investment. Also included is the average annual total return since inception.

         STANDISH, AYER & WOOD INVESTMENT TRUST

                Standish Tax-Sensitive Equity Fund

Management Discussion & Analysis

The returns from the stocks of large U.S. companies were excellent during the first nine months of 1996, with the Standard and Poor's 500 Index up 13.50% for the period. The Tax-Sensitive Equity Fund returned 18.97%, after expense reimbursement, for this period, beating this benchmark by 5.47%.

Returns for the first nine months of 1996 were driven by an economy which continued to grow steadily and without a hint of the inflation which is so devastating to equity markets. Several market sectors did extremely well. Optimistic consumers, almost fully employed, continued to spend and retail stocks performed quite well. The technology sector was mixed but generally strong, while selected banks and insurance companies showed reasonable earnings growth. Interest sensitive stocks, such as telephone and electric utilities, did poorly as interest rates rose.

Returns for the Tax-Sensitive Equity Fund were driven by individual stock selection rather then heavy weightings in favored S&P sectors. The fund's best returns were achieved by Consolidated Stores, a retail liquidator, which was up 100%, and American Travellers, a major insurer of nursing home stays, which rose 67%. Our worst disappointment came in Teradyne, as investors pounded semiconductor and capital equipment stocks. But the fund did participate in the surge experienced by other technology stocks as Adaptec, Compaq, Hewlett, Intel, IBM and Varian were up an average of 28%.

We are happy to report that, as of September 30, our fund had no reportable realized capital gains to distribute to shareholders and has recognized capital losses which may be used by the fund to offset future realized capital gains, if any. There will be a dividend payment, but returns will not be reduced by further capital gains taxes.




Laurence A. Manchester

        Comparison of Chnage in Value of $100,000 Investment in Standish
                Tax-Sensitive Equity Fund and the S&P 500 Index


The following is a description of the graphical chart omitted from electronic format:

This line chart shows the cumulative performance of the Standish Tax-Sensitive Equity Fund compared with the S&P 500 Index for the period January 2, 1996 to September 30, 1996, based upon a $100,000 investment. Also included is the average annual total return since inception.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                      Statements of Assets and Liabilities
                               September 30, 1996


                                                       Massachusetts
                                                        Intermediate       Intermediate       Small Cap
                                                         Tax Exempt         Tax Exempt      Tax-Sensitive    Tax-Sensitive
                                                         Bond Fund          Bond Fund        Equity Fund      Equity Fund
---------------------------------------------------   -----------------    -------------    --------------   ---------------

Assets:

    Investments, at value (Note 1A) *               $       31,908,048   $   35,036,341   $     6,720,966  $      2,782,028
    Cash                                                             -                -           143,995            36,592
    Receivable for investments sold                                  -                -           258,450                 -
    Receivable for fund shares sold                                  -                -           152,665             2,618
    Dividends & interest receivable                            489,513          545,442             1,966             3,126
    Deferred organization expense (Note 1E)                      3,092            4,163            16,073            16,082
    Receivable from investment advisor (Note 3)                      -                -            23,523            21,425
                                                      -----------------    -------------    --------------   ---------------

       Total assets                                         32,400,653       35,585,946         7,317,638         2,861,871
                                                      -----------------    -------------    --------------   ---------------

Liabilities:

    Distributions Payable                                       87,631           90,225                 -                 -
    Payable for investments purchased                                -           97,050           403,754                 -
    Payable for daily variation margin on open
       financial futures contracts (Note 7)                      2,938            1,188                 -                 -
    Payable for Delayed Delivery Transactions (Note 8)               -          507,035                 -                 -
    Payable for fund shares redeemed                           125,000            2,500                 -                 -
    Accrued custodian fee                                       16,844           17,162             8,881            10,470
    Accrued investment advisory fee (Note 3)                    24,870           19,444                 -                 -
    Accrued trustee fees (Note 3)                                  620              652                94                49
    Other accrued expenses and other liabilities                 6,667            7,978             9,042             8,410
                                                      -----------------    -------------    --------------   ---------------

       Total Liabilities                                       264,570          743,234           421,771            18,929
                                                      -----------------    -------------    --------------   ---------------

Net assets                                          $       32,136,083   $   34,842,712   $     6,895,867  $      2,842,942
                                                      =================    =============    ==============   ===============

Net assets consist of:

    Paid-in capital                                 $       32,411,904   $   34,179,759   $     6,820,711  $      2,538,959
    Accumulated undistributed net investment income                  -                -             5,180            12,585
    Accumulated net realized investment gain (loss)           (587,756)          18,747          (289,040)          (21,876)
    Net unrealized appreciation                                311,935          644,206           359,016           313,274
                                                      -----------------    -------------    --------------   ---------------

Net Assets                                          $       32,136,083   $   34,842,712   $     6,895,867  $      2,842,942
                                                      =================    =============    ==============   ===============

Shares of beneficial interest outstanding                    1,557,795        1,649,638           292,564           120,446
                                                      =================    =============    ==============   ===============

Net asset value, offering price,
and redemption price per share                      $           20.63      $      21.12   $          23.5  $          23.60
                                                      =================    =============    ==============   ===============
    (Net assets/Shares outstanding)

*   Identified cost of investments                  $       31,629,887   $   34,401,415   $     6,361,949  $      2,468,754
                                                      =================    =============    ==============   ===============


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            Statements of Operations
                     For the Period Ended September 30, 1996


                                                           Massachusetts
                                                            Intermediate       Intermediate       Small Cap
                                                             Tax Exempt         Tax Exempt      Tax-Sensitive      Tax-Sensitive
                                                           Bond Fund (a)       Bond Fund (a)    Equity Fund (b)    Equity Fund (b)
------------------------------------------------------    -----------------    ---------------  -----------------  --------------

Investment Income

     Interest income                                    $        1,327,319   $    1,378,131   $          6,588   $         2,877
     Dividend income                                                     -                -              2,631            25,160
                                                          -----------------    -------------    ---------------    --------------

        Total investment income                                  1,327,319        1,378,131              9,219            28,037
                                                          -----------------    -------------    ---------------    --------------

Expenses

     Investment advisory fee (Note 3)                               98,478           98,399             13,510             6,161
     Trustee fees (Note 3)                                           1,114            1,158                123                65
     Accounting, custody and transfer agent fees                    58,060           60,894             37,783            30,741
     Registration costs                                                466           12,774              2,184             2,366
     Audit services                                                 12,104           16,692             18,717            18,717
     Legal fees                                                      6,412            5,243              2,433             2,433
     Amortization of organization costs                              2,161            2,915              2,802             2,802
     Miscellaneous                                                     719            2,582                 10               320
                                                          -----------------    -------------    ---------------    --------------

        Total Expenses                                             179,514          200,657             77,562            63,605
                                                          -----------------    -------------    ---------------    --------------

Deduct:
     Waiver of investment advisory fee                              20,375           41,685             13,510             6,161
     Reimbursement of Fund operating expenses                            -                -             64,052            57,444
                                                          -----------------    -------------    ---------------    --------------
        Total waiver of investment advisory fee and
           reimbursement of operating expenses                      20,375           41,685             77,562            63,605
                                                          -----------------    -------------    ---------------    --------------

     Net expenses                                                  159,139          158,972                  0                 0
                                                          -----------------    -------------    ---------------    --------------

Net investment income                                            1,168,180        1,219,159              9,219            28,037
                                                          -----------------    -------------    ---------------    --------------

Realized and unrealized gain (loss):

     Net realized gain (loss)
        Investment securities                                       71,451           57,082           (289,040)          (21,876)
        Financial futures                                          (50,933)          (3,947)                 -                 -
                                                          -----------------    -------------    ---------------    --------------

        Net realized gain (loss)                                    20,518           53,135           (289,040)          (21,876)

     Change in net unrealized appreciation (depreciation)
        Investment securities                                     (664,889)        (468,693)           359,016           313,274
        Financial futures                                           33,774            9,280                  -                 -
                                                          -----------------    -------------    ---------------    --------------

        Change in net unrealized appreciation (depreciation)      (631,115)        (459,413)           359,016           313,274

        Net realized and unrealized gain (loss)                   (610,597)        (406,278)            69,976           291,398
                                                          -----------------    -------------    ---------------    --------------

        Net increase in net assets from operations      $          557,583   $      812,881   $         79,195   $       319,435
                                                          =================    =============    ===============    ==============

(a)  For the nine months ended September 30, 1996.
(b)  For the period January 2, 1996, commencement of investment operations, through September 30, 1996.



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                            Statements of Operations
                      For the Year Ended December 31, 1995


                                                           Massachusetts
                                                            Intermediate       Intermediate
                                                             Tax Exempt         Tax Exempt
                                                             Bond Fund          Bond Fund
------------------------------------------------------    -----------------    -------------

Investment Income

     Interest income                                    $        1,653,234   $    1,550,770
     Dividend income                                                     -                -
                                                          -----------------    -------------

        Total investment income                                  1,653,234        1,550,770
                                                          -----------------    -------------

Expenses

     Investment advisory fee (Note 3)                              124,213          115,482
     Trustee fees (Note 3)                                           1,222            1,165
     Accounting, custody and transfer agent fees                    72,031           72,211
     Registration costs                                              3,208           14,414
     Audit services                                                 16,088           15,919
     Legal fees                                                      1,240            1,131
     Amortization of organization costs                              2,850            4,410
     Miscellaneous                                                   2,321              985
                                                          -----------------    -------------

        Total Expenses                                             223,173          225,717
                                                          -----------------    -------------

Deduct:
     Waiver of investment advisory fee                              21,818           38,426
     Reimbursement of Fund operating expenses                            -                -
                                                          -----------------    -------------
        Total waiver of investment advisory fee and
           reimbursement of operating expenses                      21,818           38,426
                                                          -----------------    -------------

     Net expenses                                                  201,355          187,291
                                                          -----------------    -------------

Net investment income                                            1,451,879        1,363,479
                                                          -----------------    -------------

Realized and unrealized gain (loss):

     Net realized gain (loss)
        Investment securities                                     (132,384)         257,404
        Financial futures                                          (11,785)         (57,508)
                                                          -----------------    -------------

        Net realized gain (loss)                                  (144,169)         199,896

     Change in net unrealized appreciation (depreciation)
        Investment securities                                    2,339,720        1,841,975
        Financial futures                                                -                -
                                                          -----------------    -------------

        Change in net unrealized appreciation (depreciation)     2,339,720        1,841,975

        Net realized and unrealized gain (loss)                  2,195,551        2,041,871
                                                          -----------------    -------------

        Net increase in net assets from operations      $        3,647,430   $    3,405,350
                                                          =================    =============



                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets


                                                                Nine Months             Year              Year
                                                                   Ended               Ended              Ended
                                                                  9/30/96             12/31/95          12/31/94
----------------------------------------------------------    -----------------   -----------------   --------------

Increase (decrease) in Net Assets

From Operations:

     Net investment income                                  $        1,168,180  $        1,451,879  $     1,384,665
     Net realized gain (loss)                                           20,518            (144,169)        (464,105)
     Change in net unrealized appreciation (depreciation)             (631,115)          2,339,720       (2,123,372)
                                                              -----------------   -----------------   --------------

     Net increase in net assets from operations                        557,583           3,647,430       (1,202,812)
                                                              -----------------   -----------------   --------------

Distributions to shareholders:

     From net investment income                                     (1,168,180)         (1,451,879)      (1,384,665)
     From realized capital gains                                             -                   -          (10,471)
                                                              -----------------   -----------------   --------------

       Total distributions to shareholders                          (1,168,180)         (1,451,879)      (1,395,136)
                                                              -----------------   -----------------   --------------

Fund share (principal) transactions (Note 5)

     Net proceeds from sale of shares                                7,839,919          10,781,062       10,055,521
     Net asset value of shares issued to shareholders in
       payment of distributions declared                               354,227             371,483          181,704
     Cost of shares redeemed                                        (8,012,503)         (8,558,571)      (9,490,499)
                                                              -----------------   -----------------   --------------

     Increase in net assets from Fund share transactions               181,643           2,593,974          746,726
                                                              -----------------   -----------------   --------------

       Net increase (decrease) in net assets                          (428,954)          4,789,525       (1,851,222)

Net assets:

     Beginning of period                                            32,565,037          27,775,512       29,626,734
                                                              -----------------   -----------------   --------------

     End of period                                          $       32,136,083  $       32,565,037  $    27,775,512
                                                              =================   =================   ==============





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets



                                                                Nine Months           Year               Year
                                                                   Ended              Ended             Ended
                                                                  9/30/96           12/31/95           12/31/94
------------------------------------------------------------   --------------     --------------     -------------

Increase (decrease) in Net Assets

From Operations:

     Net investment income                                   $     1,219,159    $     1,363,479    $      957,255
     Net realized gain (loss)                                         53,135            199,896          (234,284)
     Change in net unrealized appreciation (depreciation)           (459,413)         1,841,975        (1,284,419)
                                                               --------------     --------------     -------------

     Net increase in net assets from operations                      812,881          3,405,350          (561,448)
                                                               --------------     --------------     -------------

Distributions to shareholders:

     From net investment income                                   (1,219,159)        (1,363,479)         (957,255)
     From realized capital gains                                           -                  -           (18,500)
                                                               --------------     --------------     -------------

       Total distributions to shareholders                        (1,219,159)        (1,363,479)         (975,755)
                                                               --------------     --------------     -------------

Fund share (principal) transactions (Note 5)

     Net proceeds from sale of shares                             11,111,750         16,771,357        12,559,281
     Net asset value of shares issued to shareholders in
       payment of distributions declared                             428,110            316,498           225,637
     Cost of shares redeemed                                      (9,156,263)        (6,778,640)       (7,865,733)
                                                               --------------     --------------     -------------

     Increase in net assets from Fund share transactions           2,383,597         10,309,215         4,919,185
                                                               --------------     --------------     -------------

       Net increase (decrease) in net assets                       1,977,319         12,351,086         3,381,982

Net assets:

     Beginning of period                                          32,865,393         20,514,307        17,132,325
                                                               --------------     --------------     -------------

     End of period                                           $    34,842,712    $    32,865,393    $   20,514,307
                                                               ==============     ==============     =============




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Statements of Changes in Net Assets
                     For the Period Ended September 30, 1996

                                                                   Small Cap
                                                                  Tax-Sensitive      Tax-Sensitive
                                                                  Equity Fund (a)   Equity Fund (a)
--------------------------------------------------------------    ----------------  -----------------

Increase (decrease) in Net Assets

From Operations:

      Net investment income                                     $         9,219   $           28,037
      Net realized gain (loss)                                         (289,040)             (21,876)
      Change in net unrealized appreciation                             359,016              313,274
                                                                  --------------    -----------------

      Net increase in net assets from operations                         79,195              319,435
                                                                  --------------    -----------------

Distributions to shareholders:

      From net investment income                                         (4,039)             (15,453)
                                                                  --------------    -----------------

Fund share (principal) transactions (Note 5)

      Net proceeds from sale of shares                                6,823,260            2,539,035
      Net asset value of shares issued to shareholders in
        payment of distributions declared                                 2,858               14,425
      Cost of shares redeemed                                            (5,407)             (14,500)
                                                                  --------------    -----------------

        Increase in net assets from Fund share transactions           6,820,711            2,538,960
                                                                  --------------    -----------------

           Net increase in net assets                                 6,895,867            2,842,942

Net assets:

      Beginning of period                                                     0                    0
                                                                  --------------    -----------------

      End of period (including undistributed net                $     6,895,867   $        2,842,942
                                                                  ==============    =================
      investment income of $5,180 and $12,585, respectively)


(a)   For the period January 2, 1996, commencement of investment operations, through September 30, 1996.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights


                                                   Nine Months Ended                                         November 2, 1992
                                                   September 30, 1996         Year Ended December 31,       (start of business) to
                                                                      -------------------------------------
                                                            (Note 1F)    1995         1994         1993     December 31, 1992*
                                                        -----------   -----------  -----------  ----------- ------------

     Net asset value - beginning of period                  $21.02        $19.55       $21.31       $20.32      $20.00

Income from investment operations

     Net investment income **                                 0.74          0.94         0.94         0.92        0.13
     Net realized and unrealized gain (loss)                 (0.39)         1.47        (1.75)        1.13        0.32
                                                            --------   -----------  -----------  ----------- -----------
     Total from investment operations                         0.35          2.41        (0.81)        2.05        0.45
                                                            --------   -----------  -----------  ----------- -----------

Less distributions declared to shareholders

     From net investment income                              (0.74)        (0.94)       (0.94)       (0.92)      (0.13)
     From realized capital gains                              -             -           (0.01)       (0.14)       -
                                                            --------   -----------  -----------  ----------- -----------
     Total distributions declared to shareholders            (0.74)        (0.94)       (0.95)       (1.06)      (0.13)
                                                            --------   -----------  -----------  ----------- -----------

     Net asset value - end of period                        $20.63        $21.02       $19.55       $21.31      $20.32
                                                            ========   ===========  ===========  =========== ===========

Total return                                                  1.70%        12.64%       (3.84%)      10.24%      13.85t

Ratios (to average net assets)/Supplemental Data

     Expenses **                                              0.65%t         0.65%        0.65%        0.65%       0.65t
     Net investment income **                                 4.78%t         4.71%        4.67%        4.35%       4.05t
Net assets at end of period (000 omitted)                   $32,136       $32,565      $27,776      $29,627      $6,537

Portfolio turnover                                             35%x            77%          84%          94%         31%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.72         $0.95        $0.91        $0.86       $0.11
       Ratios (to average net assets):
         Expenses                                               0.73%t         0.72%        0.78%        0.95%       1.37t
         Net investment income                                  4.70%t         4.64%        4.54%        4.05%       3.33t

*    Audited by other auditors
t    Computed on an annualized basis
x    Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights

                                                        Nine Months Ended                                         November 2, 1992
                                                       September 30, 1996          Year Ended December 31,    (start of business) to
                                                                         ------------------------------------
                                                         (Note 1F)              1995         1994        1993    December 31, 1992*
                                                        -------------    -----------  ----------- -----------  ---------------------

    Net asset value - beginning of period                   $21.40          $19.91       $21.44      $20.42          $20.00

Income from investment operations

    Net investment income **                                  0.79            0.98         0.95        0.93            0.14
    Net realized and unrealized gain (loss)                  (0.28)           1.49        (1.51)       1.24            0.42
                                                        -----------     -----------  ----------- -----------  --------------
    Total from investment operations                          0.51            2.47        (0.56)       2.17            0.56
                                                        -----------     -----------  ----------- -----------  --------------

Less distributions declared to shareholders

    From net investment income                               (0.79)          (0.98)       (0.95)      (0.93)          (0.14)
    From realized capital gains                               -               -           (0.02)      (0.22)           -
                                                        -----------     -----------  ----------- -----------  --------------
    Total distributions declared to shareholders             (0.79)          (0.98)       (0.97)      (1.15)          (0.14)
                                                        -----------     -----------  ----------- -----------  --------------

    Net asset value - end of period                         $21.12          $21.40       $19.91      $21.44          $20.42
                                                        ===========     ===========  =========== ===========  ==============

Total return                                                  2.43%          12.65%       (2.68%)     10.78%          17.02t

Ratios (to average net assets)/Supplemental Data

    Expenses **                                               0.65%t          0.65%        0.65%       0.65%           0.65t
    Net investment income **                                  4.99%t          4.75%        4.62%       4.36%           4.16t
Net assets at end of period (000 omitted)                   $34,843         $32,865      $20,514     $17,132          $5,577

Portfolio turnover                                              43%x        140%         157%        126%             62%

** The investment adviser voluntarily did not impose a portion of its investment advisory fee. If this reduction had not been undertaken, the net investment income per share and the ratios would have been:

       Net investment income per share                         $0.76           $0.95        $0.90       $0.85           $0.12
       Ratios (to average net assets):
          Expenses                                              0.82%t          0.79%        0.89%       1.15%           1.47t
          Net investment income                                 4.82%t          4.61%        4.38%       3.86%           3.34t

*   Audited by other auditors
t   Computed on an annualized basis
x   Commencing in fiscal 1996,  securities  which are puttable on demand have been excluded from the portfolio turnover calculation



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights


                                                                                     For the Period
                                                                                     January 2, 1996
                                                                                    (commencement of
                                                                                   investment operations)
                                                                                    to September 30, 1996
                                                                                 ----------------------------

    Net asset value - beginning of period                                                            $20.00

Income from investment operations

    Net investment income *                                                                            0.04
    Net realized and unrealized gain (loss)                                                            3.55
                                                                                     ------------------------
    Total from investment operations                                                                   3.59
                                                                                     ------------------------

Less distributions declared to shareholders

    From net investment income                                                                        (0.02)
                                                                                     ------------------------
    Total distributions declared to shareholders                                                      (0.02)
                                                                                     ------------------------

    Net asset value - end of period                                                                  $23.57
                                                                                      ========================

Total return                                                                                          17.95%

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                         0.00t
    Net investment income *                                                                            0.41t
Net assets at end of period (000 omitted)                                                            $6,896

Portfolio turnover                                                                                       57%
Average broker commission paid per share                                                            $0.1058

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                 ($0.28)
       Ratios (to average net assets):
          Expenses                                                                                     3.45t
          Net investment loss                                                                         (3.04t)

t   Computed on an annualized basis





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                              Financial Highlights

                                                                                    For the Period
                                                                                    January 2, 1996
                                                                                   (commencement of
                                                                                investment operations)
                                                                                 to September 30, 1996
                                                                                  ------------------------

    Net asset value - beginning of period                                                           $20.00

Income from investment operations

    Net investment income *                                                                           0.28
    Net realized and unrealized gain (loss)                                                           3.50
                                                                                  ------------------------
    Total from investment operations                                                                  3.78
                                                                                  ------------------------

Less distributions declared to shareholders

    From net investment income                                                                       (0.18)
                                                                                   ------------------------
    Total distributions declared to shareholders                                                     (0.18)
                                                                                   ------------------------

    Net asset value - end of period                                                                 $23.60
                                                                                   ========================

Total return                                                                                         18.97%

Ratios (to average net assets)/Supplemental Data

    Expenses *                                                                                        0.00%t
    Net investment income *                                                                           2.27%t
Net assets at end of period (000 omitted)                                                            $2,843

Portfolio turnover                                                                                       17%
Average broker commission paid per share                                                             $0.0419

*   The investment adviser voluntarily did not impose its investment advisory fee and reimbursed the Fund for its operating expenses.  Had these actions not been undertaken, the net investment income per share and the ratios would have been:

       Net investment loss per share                                                                ($0.36)
       Ratios (to average net assets):
          Expenses                                                                                    5.15%t
          Net investment loss                                                                        (2.88%t

t   Computed on an annualized basis

                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Bonds - 97.5%
---------------------------------------------------

General Obligations - 40.7%
---------------------------------------------------
Amesbury MA State Qualified                                  5.%0      6/01/2003        $       750,000     $         750,000
Brockton MA State Qualified                                  5.55      12/15/2003               270,000               267,975
Brockton MA State Qualified                                  5.65      12/15/2004               300,000               297,750
Brockton MA State Qualified                                  5.70      6/15/2002                160,000               164,200
Brockton MA State Qualified                                  6.13      6/15/2018                250,000               253,438
Commonwealth of Massachusetts                                6.25      7/01/2002                750,000               805,313
Commonwealth of Massachusetts                                6.50      8/01/2001                480,000               516,600
Commonwealth of Massachusetts                                6.90      10/01/2000               200,000               216,750
Commonwealth of Massachusetts                                7.50      12/01/2000               400,000               443,000
Commonwealth of Massachusetts                                7.50      6/01/2004                700,000               810,250
Lawrence MA State Qualified                                  5.13      9/15/2003              1,250,000             1,253,125
Lowell MA State Qualified                                    6.00      8/15/1999                775,000               801,156
Mass Bay Transportation Authority                            6.45      3/01/2000                500,000               529,375
Mass Port Authority                                          5.50      7/01/2003                550,000               569,250
Mass Port Authority                                          7.13      7/01/2012                415,000               420,075
Mass St College Bldg Authority Project                       7.50      5/01/2006                500,000               589,375
Mass St College Bldg Authority Project                       7.50      5/01/2007                250,000               295,938
Massachusetts Bay Transportation Authority                   6.25      3/01/2004                475,000               515,375
Puerto Rico Highway Authority                                6.25      7/01/2004                800,000               869,000
Springfield MA                                               6.25      8/01/2006              1,000,000             1,075,000
University of Mass Building Authority State Guarantee        6.63      5/01/2007              1,000,000             1,105,000
Worcester, MA                                                6.00      7/01/2005                500,000               530,000
                                                                                                              ----------------
                                                                                                                   13,077,945
                                                                                                              ----------------
Housing Revenue - 6.4%
---------------------------------------------------
Mass HFA Residential Development FNMA                        6.50      12/01/2014               695,000               711,506
Mass HFA Residential Development FNMA t                      6.88      11/15/2011               500,000               535,625
Mass HFA Residential Development FNMA                        7.60      12/01/2014               500,000               535,625
Mass HFA Residential Development FNMA                        8.80      8/01/2021                250,000               264,688
                                                                                                              ----------------
                                                                                                                    2,047,444
                                                                                                              ----------------



                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Insured Bonds - 12.6%
---------------------------------------------------
Chelsea MA School District AMBAC                             6.%0      6/15/2002       $        225,000    $          238,781
Chelsea MA School District AMBAC t                           6.00      6/15/2004                750,000               799,688
Holyoke MA FSA                                               6.00      6/15/2007                800,000               840,000
Mass Educational Loan Authority AMBAC t                      5.25      7/01/1999                545,000               554,538
Milford MA AMBAC                                             5.13      12/15/2014               500,000               471,250
New Bedford MA AMBAC                                         6.00      10/15/2005               575,000               612,375
Rockport MA AMBAC                                            6.80      12/15/2003               300,000               326,625
Worcester MA MBIA                                            5.80      8/01/1998                200,000               204,000
                                                                                                              ----------------
                                                                                                                    4,047,257
                                                                                                              ----------------
Lease Revenue - 3.0%
---------------------------------------------------
Puerto Rico Housing Bank Appropriation                       5.13      12/01/2004               250,000               244,063
Puerto Rico Housing Bank Appropriation                       5.13      12/01/2005               750,000               725,625
                                                                                                              ----------------
                                                                                                                      969,688
                                                                                                              ----------------
LOC GIC - 7.2%
---------------------------------------------------
Mass IFA Amesbury LOC: State Street                          5.35      9/01/2000                455,000               461,825
Mass IFA Human Development LOC: Shawmut                      6.25      4/15/2009                805,000               830,156
Mass IFA IBEW LOC: State Street                              5.88      1/01/2005                225,000               229,781
Northborough MA IFA LOC: Bank of Boston                      5.75      9/01/2002                765,000               782,213
                                                                                                              ----------------
                                                                                                                    2,303,975
                                                                                                              ----------------
Revenue Bonds - 27.6%
---------------------------------------------------
Mass HEFA Anna Jaques Hospital                               5.75      10/01/1998               440,000               443,850
Mass HEFA Central New England Health Systems                 5.75      8/01/2003                500,000               462,500
Mass HEFA Charlton Hospital                                  7.00      7/01/2000                300,000               318,375
Mass HEFA Charlton Hospital                                  7.10      7/01/2001                300,000               322,500
Mass HEFA Daughters of Charity Hospital                      5.50      7/01/2004                600,000               615,750
Mass HEFA Melrose Wakefield Hospital                         6.35      7/01/2006                310,000               322,788
Mass HEFA New England Baptist Hospital                       7.30      7/01/2011                715,000               763,263
Mass HEFA Youville Hospital HFA Secured                      6.13      2/15/2015                650,000               662,188
Mass IFA Brooks School                                       5.60      7/01/2005                245,000               251,125
Mass IFA Brooks School                                       5.90      7/01/2013                410,000               412,050
Mass IFA Clark University                                    6.45      7/01/2001                300,000               319,125
Mass IFA Loomis Project                                      6.50      7/01/2002                350,000               356,125
Mass IFA Resource Recovery                                   6.15      7/01/2002              1,000,000             1,035,000
Mass IFA Springfield College                                 4.90      9/15/1999                715,000               711,425
Mass Municipal Wholesale Electric Co Power                   6.38      7/01/2001                300,000               315,750




                     STANDISH, AYER & WOOD INVESTMENT TRUST

            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                               Par                 Value
Security                                                Rate            Maturity              Value              (Note 1A)
---------------------------------------------------   ---------      ---------------      --------------      ----------------

Mass Water Resource Authority                                5.%5      3/01/2013       $        500,000    $          473,750
Mass Water Resource Authority                                7.25      4/01/2001                200,000               219,750
New England Loan Marketing MA Student Loan                   5.80      3/01/2002                850,000               878,688
                                                                                                              ----------------
                                                                                                                    8,884,002
                                                                                                              ----------------
TOTAL Bonds (Cost $31,052,150)                                                                                     31,330,311
                                                                                                              ----------------

Short-Term Investments - 1.8%
---------------------------------------------------

Short Term - 1.2%
---------------------------------------------------
Mass St Updates                                              3.85     12/1/1997 *               400,000               400,000

Repurchase Agreement - 0.6%
---------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 9/30/96,
5.12% due 10/1/96, to pay $177,763 (Collateralized by
Federal National Mortgage Association, 7.252%, due
4/1/24, market value $181,292) at cost                                                          177,737               177,737
                                                                                                              ----------------

TOTAL Short-Term Investments (Cost $577,737)                                                                          577,737
                                                                                                              ----------------

TOTAL INVESTMENTS  (Cost $31,629,887) - 99.3%                                                                      31,908,048

Other Assets/(Liabilities) - 0.7%                                                                                     228,035
                                                                                                              ----------------

NET ASSETS - 100.0%                                                                                         $      32,136,083
                                                                                                              ================

The following abbreviations are used in this portfolio:

t - Denotes all or part of security pledged as a margin deposit (see Note 7).
* - Date shown reflects actual maturity date. Security puttable on a daily basis.

AMBAC - American Municipal Bond Assurance Corp.                      IBEW - International Brotherhood of Electrical Workers
FSA - Financial Security Association                                 IFA - Industrial Finance Authority
HEFA - Health & Educational Facilities Authority                     LOC - Letter of Credit
HFA - Housing Finance Agency                                         MBIA - Municipal Bond Insurance Association
FNMA - Federal National Mortgage Association




                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Bonds - 98.0%
-----------------------------------------------------

General Obligations - 12.2%
-----------------------------------------------------
Cincinnati Public Schools OH                                   6.%5      6/15/2002       $       600,000    $         626,250
Commonwealth of Massachusetts                                  7.50      6/01/2004               500,000              578,750
Commonwealth of Massachusetts                                  3.85      12/01/1997              200,000              200,000
Detroit MI                                                     6.00      4/01/2000               250,000              254,375
District of Columbia                                           5.80      6/01/2004               500,000              490,000
Honolulu HI                                                    5.40      9/27/2007               500,000              500,625
Lawrence MA                                                    5.38      9/15/2005               500,000              503,125
Lowell MA State Qualified                                      7.20      2/15/2000               500,000              535,625
Texas State Tpk Authority ** t                                12.63      1/01/2020               400,000              562,000
                                                                                                               ---------------
                                                                                                                    4,250,750
                                                                                                               ---------------
Housing Revenue - 10.3%
-----------------------------------------------------
CA Housing Authority Summit Medical Center                     5.50      5/01/2005               615,000              628,838
Colorado HEFA Rocky Mountain Adventist Hospital                6.00      2/01/1998               225,000              226,406
Colorado HFA Multi Family Insured Mortgage                     7.90      10/01/2000              225,000              244,688
Florida HFA                                                    0.00      7/15/2016             1,000,000              108,750
Mass HFA                                                       7.60      12/01/2014              400,000              428,500
MI Housing Authority AMBAC                                     5.50      6/01/2018               490,000              490,000
MI Housing Authority AMBAC                                     6.40      4/01/2005               250,000              260,625
New Mexico Mortgage Finance Authority                          5.75      7/01/2014               500,000              505,625
Penn Housing Finance Agency                                    5.35      10/01/2008              500,000              500,000
Texas Dept Housing & Community                                 0.00      3/01/2015               350,000              101,938
Virginia Housing Development Authority                         0.00      11/01/2017              575,000               97,031
                                                                                                               ---------------
                                                                                                                    3,592,401
                                                                                                               ---------------
Insured Bonds - 22.6%
-----------------------------------------------------
Benton County WA School District AMBAC t                       6.70      12/01/2006              580,000              651,775
CA Housing Authority MBIA                                      5.65      8/01/2025               400,000              402,000
Chicago IL O'Hare Airport MBIA                                 6.75      1/01/2006               500,000              555,000
DC Medlantic Hospital MBIA                                     7.00      8/15/2005               500,000              550,000
Denver CO Airport MBIA                                         7.50      11/15/2006              500,000              568,125
District of Columbia FSA                                       5.30      6/01/2004               500,000              501,250

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Grand Prairie TX Health AMBAC                                  6.%0      11/01/1999      $       470,000    $         479,988
Greater Detroit Resource Recovery AMBAC                        6.25      12/13/2007              400,000              432,500
Jefferson County OH Asset Guaranty                             6.63      12/01/2005              375,000              391,406
NH HEFA Allegheny Health MBIA                                  6.25      10/01/2008              300,000              305,250
OK Industrial Authority Health System AMBAC                    7.00      8/15/2006               500,000              564,375
Orange County CA Transportation FGIC                           4.80      2/15/2006               500,000              482,500
PA HEFA Allegheny Health MBIA                                  5.50      11/15/2008              405,000              408,544
SD HEFA Mckennan Hosp MBIA                                     6.00      7/01/2007               500,000              527,500
Tucson AZ COP Asset Guaranty                                   6.00      7/01/2004               500,000              520,625
Utah Student Loan AMBAC                                        7.45      11/01/2008              500,000              531,250
                                                                                                               ---------------
                                                                                                                    7,872,088
                                                                                                               ---------------
LOC GIC - 2.2%
-----------------------------------------------------
Emphoria VA IDB LOC: Bank of Boston                            5.80      4/01/2004               200,000              201,612
Emphoria VA IDB LOC: Bank of Boston                            5.80      4/01/2004               130,000              131,160
Northborough MA IFA LOC: Bank of Boston                        5.75      9/01/2002               440,000              449,900
                                                                                                               ---------------
                                                                                                                      782,672
                                                                                                               ---------------
Revenue Bonds - 50.7%
-----------------------------------------------------
Alaska  Industrial Development and Export Authority            5.25      4/01/1998               215,000              216,881
Alaska  Industrial Development and Export Authority            5.50      4/01/2001               500,000              507,500
Alaska  Industrial Development and Export Authority            6.20      4/01/2003               150,000              158,250
Allegheny County PA Industrial Development                     5.30      12/01/1996              500,000              500,340
Battery Park NY Authority Junior Lien                          5.20      11/01/2023              500,000              500,625
Bloomington MN Port Authority FSA                              5.30      2/01/2007             1,000,000            1,011,250
Castle Rock CO Import Authority                                5.75      12/01/2001              500,000              515,625
Dayton Ohio Special Facilities                                 6.05      10/01/2009              500,000              501,250
DC Medlantic Hospital                                          7.00      8/15/2005               500,000              534,375
District of Columbia Redevelopment Agency                      5.63      11/01/2010              495,000              482,006
Eddyville Iowa Pollution Control Revenue                       5.40      10/01/2006              500,000              509,375
Foothills CA Transportation Agency                             0.00      1/01/2007               500,000              310,625
Gateway OH Special Tax                                         7.50      9/01/2005               500,000              537,500
Hot Springs AK Sales & Use                                     4.95      12/01/2008              250,000              248,438
Intermountain Power Agency Utah *                              5.25      7/01/2003               500,000              511,875
Long Beach CA Aquarium                                         5.75      7/01/2005               200,000              196,500







                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                Par                Value
Security                                                  Rate            Maturity             Value             (Note 1A)
-----------------------------------------------------   ---------      ---------------     --------------      ---------------

Los Angeles CA Building Authority                              5.%0      5/01/2004       $       500,000    $         510,000
Mashantucket CT Pequot                                         6.25      9/01/2003               300,000              306,375
Mass IFA Boston Edison                                         5.75      2/01/2014               500,000              481,875
Mass IFA Loomis Project                                        6.50      7/01/2002               250,000              254,375
Mass IFA Resource Recovery                                     6.15      7/01/2002               150,000              155,250
Met Pier IL                                                    6.25      7/01/2017               300,000              298,875
MT Higher Education                                            5.95      12/01/2012              440,000              444,950
New York Dormitory Authority t                                 5.50      7/01/2003               500,000              510,625
New York Dormitory Authority                                   6.00      7/01/2006               500,000              511,875
New York Med Center Long Island FHA                            6.40      8/15/2014               495,000              512,325
New York Med Center Mercy FHA                                  5.40      8/15/2005               395,000              411,294
New York Med Center Mt. Sinai FHA                              5.95      8/15/2009               235,000              239,113
New York Med Center St. Luke's FHA                             5.60      8/15/2013               465,000              463,253
New York Med Center St. Vincent FHA                            6.13      2/15/2014               515,000              531,738
New York Urban Development Corp.                               6.00      1/01/2004               500,000              516,250
New York Urban Development Corp. t                             6.25      4/01/2002               500,000              523,750
NH Education Auth. Brewster Acadamy                            5.40      6/01/2001               505,000              506,894
NY Metropolitan Tran Authority                                 5.75      7/01/2015               500,000              482,500
OH Development Commission                                      5.45      6/01/1999               200,000              202,250
Orange County CA Recovery                                      5.80      7/01/2016               400,000              399,000
Orange County CA Transportation Sales Tax                      6.00      2/15/2007               500,000              525,625
San Bernadino CA Certificates of Participation                 5.25      8/01/2004               500,000              495,000
Volusia FL HEFA -  Embry Project                               5.50      10/15/2004              400,000              403,500
WA Public Power Supply Project                                 5.30      7/01/2002               500,000              503,125
Weld County Colorado IDA Conagra                               6.75      12/15/2001              200,000              212,750
                                                                                                               ---------------
                                                                                                                   17,644,982
                                                                                                               ---------------
TOTAL Bonds (Cost $33,507,967)                                                                                     34,142,893
                                                                                                               ---------------

Short-Term Investments - 2.6%
-----------------------------------------------------

Short Term - 2.0%
-----------------------------------------------------
Mass St Updates                                                3.85                   12/1/1997 *700,000              700,000








                     STANDISH, AYER & WOOD INVESTMENT TRUST

                   Standish Intermediate Tax Exempt Bond Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                Par                Value
Security                                                                                       Value             (Note 1A)
-----------------------------------------------------                                      --------------      ---------------

Repurchase Agreement - 0.6%
-----------------------------------------------------
Prudential-Bache Repurchase Agreement, dated 9/30/96,
5.12% due 10/1/96, to pay $193,476 (Collateralized by
Federal National Mortgage Association, 7.252, due 4/1/24,
market value $197,317) at cost                                                           $       193,448    $         193,448
                                                                                                               ---------------

TOTAL Short-Term Investments (Cost $893,448)                                                                          893,448
                                                                                                               ---------------

TOTAL INVESTMENTS  (Cost $34,401,415) - 100.6%                                                                     35,036,341

Other Assets/(Liabilities) - (0.6%)                                                                                  (193,629)
                                                                                                               ---------------

NET ASSETS - 100.0%                                                                                          $     34,842,712
                                                                                                               ===============


The following abbreviations are used in this portfolio:

t - Denotes all or part of security pledged as a margin deposit (see Note 7).
* - Delayed delivery contract.
** - Prerefunded security.
*** - Date shown reflects actual maturity date.  Security puttable on a daily basis.

AMBAC - American Municipal Bond Assurance Corp.                        HFA - Housing Finance Agency
COP - Certificate of Participation                                     IDA - Industrial Development Authority
FGIC - Financial Guaranty Insurance Co.                                IDB - Industrial Development Bond
FHA - Federal Housing Authority                                        IFA -  Industrial Finance Authority
FSA - Financial Security Association                                   LOC - Letter of Credit
HEFA - Health & Educational Facilities Authority                       MBIA - Municipal Bond Insurance Association



                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Common Stock - 97.5%
-----------------------------------------------------

Basic Industry - 3.5%
-----------------------------------------------------
Hughes Supply Inc.                                                                         2,400    $          88,800
Intertape Polymer Group Inc.                                                               3,700               82,788
OM Group Inc.                                                                              1,800               68,400
                                                                                                      ----------------
                                                                                                              239,988
                                                                                                      ----------------
Capital Goods - 2.7%
-----------------------------------------------------
BE Aerospace Inc. *                                                                        4,900              101,063
Ultrak Inc. *                                                                              3,000               82,500
                                                                                                      ----------------
                                                                                                              183,563
                                                                                                      ----------------
Consumer Cyclical - 4.6%
-----------------------------------------------------
Cannondale Corp. *                                                                         2,000               46,500
Custom Chrome Inc. *                                                                       3,700               67,988
Donna Karan International Inc. *                                                           3,000               68,625
Golden Bear Golf Inc. *                                                                    2,600               51,350
ITI Technologies Inc. *                                                                    2,400               84,600
                                                                                                      ----------------
                                                                                                              319,063
                                                                                                      ----------------
Consumer Stable - 6.3%
-----------------------------------------------------
Arbor Drug Inc.                                                                            2,600               56,550
Atlantic Coast Airlines Inc. *                                                             4,700               55,225
Garden Ridge Corp. *                                                                       3,400               58,225
Midwest Express Holdings *                                                                 2,000               59,750
Opta Food Ingredients Inc. *                                                               3,800               34,200
Performance Food Group Co. *                                                               4,750               78,375
Robert Mondavi Corp. *                                                                     2,900               94,975
                                                                                                      ----------------
                                                                                                              437,300
                                                                                                      ----------------
Financial - 4.9%
-----------------------------------------------------
American Travellers Corp. *                                                                2,900               96,063
Inphynet Medical Management Inc. *                                                         2,300               41,975
Olympic Financial Inc. *                                                                   3,300               81,263
S&P 400 Mid-Cap Depository Receipt                                                         1,000               47,953
Texas Regional Bancshares                                                                  2,400               69,000
                                                                                                      ----------------
                                                                                                              336,254
                                                                                                      ----------------


                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Health Care - 27.8%
-----------------------------------------------------
Agouron Pharmaceuticals Inc. *                                                             2,300    $         100,338
Arbor Health Care Company *                                                                3,300               77,138
Arris Pharmaceutical Corp. *                                                               3,500               49,438
Ballard Medical Products                                                                   3,800               74,100
Chirex Inc. *                                                                              5,200               67,600
Conmed Corp. *                                                                             4,000               72,000
Corvel Corp. *                                                                             2,700               82,013
Dura Pharmaceuticals Inc. *                                                                1,500               55,313
Emcare Holdings Inc. *                                                                     2,600               70,200
FPA Medical Management Inc. *                                                              1,700               44,838
Fuisz Technologies Ltd. *                                                                  3,100               40,300
Genesis Health Ventures Inc. *                                                             2,600               73,125
Healthplan Services Corp. *                                                                3,400               74,375
Horizon Mental Health Management *                                                         2,800               69,300
Impath Inc. *                                                                              2,900               35,525
Innotech Inc. *                                                                            3,500               35,438
Martek Biosciences *                                                                       2,500               62,500
Medarex Inc. *                                                                             7,000               56,875
Medcath Inc. *                                                                             3,400               57,800
Medquist Inc. *                                                                            3,000               60,750
Myriad Genetics Inc. *                                                                     2,000               51,000
National Surgery Centers *                                                                 2,200               61,600
Natures Sunshine Products Inc.                                                             3,500               61,250
Occusystems Inc. *                                                                         1,500               45,000
Pharmaceutical Product Development *                                                       1,900               51,300
Possis Medical Inc. *                                                                      3,100               55,025
Protocol Systems Inc. *                                                                    3,100               51,538
Rochester Medical Corp. *                                                                  3,400               56,525
Rural/Metro Corp. *                                                                        1,900               69,350
United Dental Care Inc. *                                                                  2,000               72,250
Vertex Pharmaceuticals Inc. *                                                              2,800               82,600
                                                                                                      ----------------
                                                                                                            1,916,404
                                                                                                      ----------------







                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996
                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Services - 26.2%
-----------------------------------------------------
Air Express International Corp.                                                            2,500    $          70,625
Alternative Resources Corp. *                                                              1,400               39,375
Analysts International Corp.                                                               1,200               55,200
Applied Graphics Technology *                                                              3,900               58,013
Barrett Business Services Inc. *                                                           3,700               59,200
BET Holdings Inc. *                                                                        3,000               86,250
Central Parking Corp.                                                                      2,350               76,375
Coach USA Inc. *                                                                           3,300               88,275
Computer Task Group Inc.                                                                   2,300               71,588
Continental Waste Industries Inc. *                                                        1,600               35,800
Cotelligent Group Inc. *                                                                   2,300               36,225
Data Processing Resources Corp. *                                                          3,400               74,800
Emmis Broadcasting Corp. *                                                                 1,800               83,250
Evergreen Media Corp. *                                                                    1,650               51,563
LCC International Inc. *                                                                   1,800               32,850
Logan's Roadhouse Inc. *                                                                   2,600               52,325
May & Speh *                                                                               3,900               78,000
Natural Microsystems Corp. *                                                                 600               28,875
Newpark Resources Inc. *                                                                   2,700               98,213
Norrell Corp.                                                                              1,600               50,400
Oacis Healthcare Holdings *                                                                3,100               37,975
On Assignment Inc. *                                                                       1,800               61,650
Pacific Gateway Exchange Inc. *                                                            2,100               61,950
Personnel Group of America Inc. *                                                          3,200               83,200
Prepaid Legal Services Inc. *                                                              3,200               41,200
Remedy Temp Inc. *                                                                         2,000               42,500
Right Management Consultants *                                                             2,800               67,900
Scandinavian Broadcast Systems Corp. *                                                     3,700               83,250
Scientific Games Holdings Corp. *                                                          2,800               58,450
Techforce Corp. *                                                                          5,700               42,038
                                                                                                      ----------------
                                                                                                            1,807,315
                                                                                                      ----------------





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                  Standish Small Cap Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Technology - 21.5%
-----------------------------------------------------
Advanced Technology Material *                                                             3,900    $          52,650
Affiliated Computer Services Inc. *                                                          900               52,875
Applix Inc. *                                                                              2,700               70,875
Aspen Technologies Inc. *                                                                    700               47,425
Black Box Corp. *                                                                          2,300               75,900
CCC Information Services Group *                                                           3,200               67,200
Computer Horizons Corp. *                                                                  1,900               54,150
Cymer Inc. *                                                                               2,000               35,500
Datastream Systems Inc. *                                                                  1,200               36,300
Dupont Photomasks Inc. *                                                                   1,800               50,400
Etec Systems Inc. *                                                                        1,100               37,400
Gensym Corp. *                                                                             1,900               41,325
Harbinger Corp. *                                                                          1,100               27,500
Indus Group Inc. *                                                                         3,500               70,000
Intelligroup Inc. *                                                                        4,000               55,500
Lecroy Corp. *                                                                             2,600               67,600
MDL Information Systems *                                                                  2,000               63,250
Nichols Research Corp. *                                                                   2,600               77,350
P-Com Inc. *                                                                               1,800               44,550
Perceptron Inc. *                                                                          1,700               42,925
Periphonics Corp. *                                                                        1,300               50,691
Photronics Inc. *                                                                          2,000               62,000
Project Software & Development *                                                           1,500               63,375
Sanmina Corp. *                                                                            1,600               64,400
TCSI Corp. *                                                                               5,500               72,875
Ultradata Corp. *                                                                          4,500               27,563
Videoserver Inc. *                                                                         2,000               69,500
                                                                                                      ----------------
                                                                                                            1,481,079
                                                                                                      ----------------

TOTAL INVESTMENTS  (Cost $6,361,949) - 97.5%                                                                6,720,966

Other Assets/(Liabilities) - 2.5%                                                                             174,901
                                                                                                      ----------------

NET ASSETS - 100.0%                                                                                 $       6,895,867
                                                                                                      ================

* Non-income producing security.






                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Common Stock - 97.9%
-----------------------------------------------------

Basic Industry - 5.1%
-----------------------------------------------------
CSX Corp.                                                                                    400    $          20,200
Morton International Inc.                                                                  1,800               71,550
Norfolk Southern Corp.                                                                       300               27,413
Praxair, Inc                                                                                 600               25,800
                                                                                                      ----------------
                                                                                                              144,963
                                                                                                      ----------------
Capital Goods - 15.8%
-----------------------------------------------------
Crane Company                                                                              1,600               71,000
Deere & Co.                                                                                1,500               63,000
Dover Corp.                                                                                1,000               47,750
Harris Corp. Inc.                                                                          1,100               71,638
Rockwell International Corp.                                                               1,000               56,375
Textron Inc.                                                                                 800               68,000
United Technologies Corp.                                                                    600               72,075
                                                                                                      ----------------
                                                                                                              449,838
                                                                                                      ----------------
Consumer Cyclical - 12.2%
-----------------------------------------------------
Carnival Corp.                                                                             2,000               62,000
Clayton Homes                                                                              2,600               57,200
Consolidated Stores Corp. *                                                                  700               28,000
Jones Apparel Group Inc. *                                                                   600               38,250
Leggett & Platt Inc.                                                                       2,200               64,625
Pier 1 Imports Inc.                                                                        2,600               41,925
Waban Inc. *                                                                               2,400               54,900
                                                                                                      ----------------
                                                                                                              346,900
                                                                                                      ----------------
Consumer Stable - 10.0%
-----------------------------------------------------
General Nutrition Companies *                                                              2,000               35,125
Kroger Co. *                                                                                 700               31,325
Media General Inc.                                                                         1,500               47,250
Philip Morris Companies Inc.                                                                 350               31,413
Richfood Holdings Inc.                                                                     1,300               48,425
Wallace Computer Services                                                                  2,300               64,975
Wendys International Inc.                                                                  1,200               25,800
                                                                                                      ----------------
                                                                                                              284,313
                                                                                                      ----------------





                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996


                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Energy - 9.2%
-----------------------------------------------------
Amoco Corp.                                                                                  800    $          56,400
British Petroleum PLC                                                                        608               76,000
Mobil Corp.                                                                                  600               69,450
Texaco Inc.                                                                                  650               59,800
                                                                                                      ----------------
                                                                                                              261,650
                                                                                                      ----------------
Financial - 17.5%
-----------------------------------------------------
Advanta Corp.                                                                                700               32,195
American Bankers Insurance Group                                                           1,300               65,000
American Travellers Corp. *                                                                1,775               58,797
Bank of Boston Corp.                                                                         700               40,513
BankAmerica Corp.                                                                            700               57,488
Chase Manhattan Corp.                                                                        700               56,088
Federal National Mortgage Association                                                      1,400               48,825
First USA Inc.                                                                               400               22,150
Northern Trust                                                                               700               46,025
Reliastar Financial Corp.                                                                  1,500               71,250
                                                                                                      ----------------
                                                                                                              498,331
                                                                                                      ----------------
Health Care - 10.5%
-----------------------------------------------------
Abbott Laboratories                                                                        1,100               54,175
Bristol-Myers Squibb Co.                                                                     600               57,825
Columbia/HCA Healthcare Corp.                                                                900               51,188
Schering-Plough Corp.                                                                        900               55,350
Sofamor/Danek Group, Inc. *                                                                1,000               30,875
Watson Pharmaceutical Inc. *                                                               1,300               48,750
                                                                                                      ----------------
                                                                                                              298,163
                                                                                                      ----------------
Real Estate Investment Trust - 4.0%
-----------------------------------------------------
Macerich Company (The)                                                                     1,500               33,563
Merry Land & Investment Co.                                                                1,300               27,788
Patriot American Hospitality                                                                 400               13,450
Starwood Lodging Trust                                                                       900               37,688
                                                                                                      ----------------
                                                                                                              112,489
                                                                                                      ----------------











                     STANDISH, AYER & WOOD INVESTMENT TRUST

                       Standish Tax-Sensitive Equity Fund

                            Portfolio of Investments
                               September 30, 1996

                                                                                                           Value
Security                                                                              Shares             (Note 1A)
-----------------------------------------------------                             ---------------   ------------------

Technology - 12.1%
-----------------------------------------------------
Adaptec Inc. *                                                                             1,000               60,000
Compaq Computer *                                                                          1,000               64,125
Hewlett-Packard Company                                                                      800               39,000
Intel Corp.                                                                                  700               66,806
International Business Machine                                                               400               49,800
Varian Associates Inc.                                                                     1,300               62,400
                                                                                                      ----------------
                                                                                                              342,131
                                                                                                      ----------------
Utilities - 1.5%
-----------------------------------------------------
FPL Group Inc.                                                                             1,000               43,250
                                                                                                      ----------------


TOTAL INVESTMENTS  (Cost $2,468,754) - 97.9%                                                                2,782,028

Other Assets/(Liabilities) - 2.1%                                                                              60,914
                                                                                                      ----------------

NET ASSETS - 100.0%                                                                                 $       2,842,942
                                                                                                      ================

* Non-income producing security.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                         Notes to Financial Statements


(1).....Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund
         (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity
         Fund) and  Standish  Tax-Sensitive  Equity Fund  (Tax-Sensitive  Equity
         Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds"). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A...Investment security valuations--
         Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale prices or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short term instruments with less than sixty-one days remaining to maturity when acquired by a Fund are valued on an amortized cost basis. If a Fund acquires a short term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

     B...Repurchase agreements--
         It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by each Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C...Securities transactions and income--
         Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D...Federal taxes--
         As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax
         Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (collectively the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends.

         At September 30, 1996, the following Funds, for federal income tax purposes, had capital loss carryovers as follows:

                                                                               Expiration Date September 30,
                                                           -------------------------------------------------------
                                                             2002           2003           2004           Total
                                                           ----------     ----------     ----------     ----------
Massachusetts Intermediate Tax Exempt Bond Fund          $   375,094    $   178,890    $     -----    $   553,984
Small Cap Tax-Sensitive Equity Fund                            -----          -----    $   240,551    $   240,551
Tax-Sensitive Equity Fund                                      -----          -----    $    21,876    $    21,876

         Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

     E...Deferred organization expense--
         Costs associated with the Funds' organization and initial registration are being amortized, on a straight-line basis, through October, 1997 for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund and through December, 2000 for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund.

     F...Change in fiscal year end--
         The Board of Trustees voted on February 9, 1996 to change the fiscal year end of the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund from December 31 to September
         30.

(2).....Distributions to Shareholders:

         Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually for all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash.Distributions are recorded on the ex-dividend date.
         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

(3).....Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: .40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, .60% for the Small Cap Tax-Sensitive Equity Fund and .50% for the Tax-Sensitive Equity Fund. SA&W has agreed that the total Fund operating expenses for any fiscal year will not exceed 0.65% of the Fund's average daily net assets for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, .90% for the Small Cap Tax-Sensitive Equity Fund and 1.00% for the Tax-Sensitive Equity Fund. For the period ended September 30, 1996 and the year ended December 31, 1995, SA&W voluntarily did not impose $20,375 and $21,818, respectively, of its advisory fee to the Massachusetts Intermediate Tax Exempt Bond Fund and $41,685 and $38,426, respectively, to the Intermediate Tax Exempt Bond Fund, which are reflected as reductions of expenses in the respective Statements of Operations. For the period ended September 30, 1996, SA&W voluntarily did not impose its investment advisory fees of $13,510 and $6,161 and reimbursed operating expenses of $64,052 and $57,444 for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time. The Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W nor to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the trustees and officers of the trust are directors or officers of SA&W.

4)......Purchases and Sales of Investments:

         Purchases and sales of investments, other than short-term obligations, were as follows:

                                                                          Period Ending               For the Year Ended
                                                                          September 30, 1996          December 31, 1995
                                                           ------------------------------------------------------------------
                                                            Purchases           Sales           Purchases          Sales
                                                           -------------    --------------    --------------    -------------
Massachusetts Intermediate Tax Exempt Bond Fund         $    11,013,527  $     11,159,395  $     26,333,975  $    23,520,553
                                                           =============    ==============    ==============    =============
Intermediate Tax Exempt Bond Fund                       $    16,279,361  $     14,065,880  $     50,986,883  $    40,572,529
                                                           =============    ==============    ==============    =============
Small Cap Tax-Sensitive Equity Fund                     $     8,506,998  $      1,856,009
                                                           =============    ==============
Tax-Sensitive Equity Fund                               $     2,783,277  $        293,127
                                                           =============    ==============


5)......Shares of Beneficial Interest:

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Funds' shares were as follows:


                                                                         Period Ended (a)     Year Ended         Year Ended
                                                                        September 30, 1996 December 31, 1995  December 31, 1994
                                                                         ---------------- ---------------- -------------------
Massachusetts Intermediate Tax Exempt Bond Fund
Shares sold                                                                      379,843         534,346         500,726
Shares issued to shareholders in payment of distributions declared                17,163          18,097           9,020
Shares redeemed                                                                 (388,723)       (423,607)       (479,585)
                                                                         ---------------- --------------- ---------------
Net increase                                                                       8,283         128,836          30,161
                                                                         ================ =============== ===============

Intermediate Tax Exempt Bond Fund
Shares sold                                                                      524,041         821,564         612,015
Shares issued to shareholders in payment of distributions declared                20,313          15,149          11,043
Shares redeemed                                                                 (430,546)       (331,012)       (392,041)
                                                                         ---------------- --------------- ---------------
Net increase                                                                     113,808         505,701         231,017
                                                                         ================ =============== ===============

Small Cap Tax-Sensitive Equity Fund
Shares sold                                                                      292,713
Shares issued to shareholders in payment of distributions declared                   119
Shares redeemed                                                                     (268)
                                                                         ----------------
Net increase                                                                     292,564
                                                                         ================

Tax-Sensitive Equity Fund
Shares sold                                                                      120,464
Shares issued to shareholders in payment of distributions declared                   660
Shares redeemed                                                                     (678)
                                                                         ----------------
Net increase                                                                     120,446
                                                                         ================



        (a) For the nine months ended September 30, 1996, for the Bond Funds and for the period from January 2, 1996, commencement of investment operations, to September 30, 1996, for the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund.


         At September 30, 1996, the Massachusetts Intermediate Tax Exempt Bond Fund and the Small Cap Tax-Sensitive Equity Fund each had a shareholder of record owning approximately 41% and 20% of the respective Funds' outstanding voting shares.

(6).....Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 1996, as computed on a federal income tax basis, were as follows:

                                                                                                                    Net
                                                                          Gross                Gross            Unrealized
                                                      Aggregate         Unrealized           Unrealized         Appreciation
                                                         Cost          Appreciation         Depreciation       (Depreciation)
                                                     -------------    ----------------     ----------------    ----------------
Massachusetts Intermediate Tax Exempt Bond Fund   $    31,629,887   $         430,367    $        (152,206)  $        278,161

Intermediate Tax Exempt Bond Fund                 $    34,401,415   $         713,234    $         (78,308)  $        634,926

Small Cap Tax-Sensitive Equity Fund               $     6,410,438   $         588,568    $        (278,040)  $        310,528

Tax-Sensitive Equity Fund                         $     2,468,754   $         324,877    $         (11,603)  $        313,274



(7).....Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Funds' Prospectuses and Statements of Additional Information. The Funds may trade the following financial instruments with off balance sheet risk:

         Futures contracts--
         The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. The Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in security prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies.

         At September 30, 1996, the Massachusetts Intermediate Tax Exempt Bond Fund held the following futures contracts:


                  Contract                      Position    Expiration Date    Underlying Face    Unrealized
                                                                               Amount at Value    Gain/(Loss)
---------------------------------------------  -----------  -----------------  ----------------  -----------------
Municipal Bond (5 contracts)                      Long        12/19/96       $       569,688    $        17,763
5 year U.S. Treasury Note (7 contracts)           Long        12/31/96               739,156              5,946
10 year U.S. Treasury Note (6 contracts)          Long        12/31/96               643,688             10,065
                                                                               --------------     --------------
                                                                             $     1,952,532    $        33,774
                                                                               ==============     ==============

         At September 30, 1996, the Intermediate Tax Exempt Bond Fund held the following futures contracts:

                  Contract                      Position    Expiration Date    Underlying Face    Unrealized
                                                                               Amount at Value    Gain/(Loss)
---------------------------------------------  -----------  -----------------  ----------------  -----------------
5 year U.S. Treasury Note (5 contracts)           Long        12/31/96       $       527,969    $         4,247
10 year U.S. Treasury Note (3 contracts)          Long        12/31/96               321,844              5,033
                                                                               --------------     --------------
                                                                             $       849,813    $         9,280
                                                                               ==============     ==============


         At September 30, 1996,  the Bond Funds had segregated  sufficient  cash
         and/or   securities  to  cover  margin   requirements  on  open  future
         contracts.

         At September 30, 1996, the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund had no open futures contracts.

         Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

(8).....Delayed Delivery Transactions:

         The Bond Funds may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

         At September 30, 1996, the Intermediate Tax Exempt Bond Fund had entered into the following delayed delivery transactions.

       Type                     Security            Settlement Date     Amount
---------------   -------------------------------- ----------------- -----------
      Buy         Intermountain Power Agency Utah      10/4/96         $507,035


 ........Federal Income Tax Information (Unaudited)

         Of the distributions paid by the Bond Funds from net investment income for the nine months ended September 30, 1996, amounts that were tax exempt for Federal income tax purposes are as follows:

         Massachusetts Intermediate Tax Exempt Bond Fund       $1,074,416
         Intermediate Tax Exempt Bond Fund                     $1,211,455

                         Report of Independent Accountants


To the Trustees of Standish, Ayer & Wood Investment Trust and the Shareholders of Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund, and Standish Tax-Sensitive Equity Fund:

We have audited the accompanying statements of assets and liabilities of the Standish, Ayer & Wood Investment Trust: Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund, and Standish Tax-Sensitive Equity Fund, including the schedule of portfolio investments as of September 30, 1996 and the related statements of operations for the nine months ended September 30, 1996 and the year ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; changes in net assets for the nine months ended September 30, 1996 and the two years in the period ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the financial highlights for the nine months ended September 30, 1996 and the three years in the period ended December 31, 1995 for Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from November 2, 1992 (start of business) to December 31, 1992, presented herein for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, were audited by other auditors, whose report, dated February 12, 1993, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Standish, Ayer & Wood Investment Trust: Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax-Sensitive Equity Fund and Standish Tax-Sensitive Equity Fund as of September 30, 1996; the results of operations for the nine months ended September 30, 1996 and the year ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the changes in net assets for the nine months ended September 30, 1996 and the two years in the period ended December 31, 1995 for the Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996
(start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund; and the financial highlights for the nine months ended September 30, 1996, and the three years in the period ended December 31, 1995, for Standish Massachusetts Intermediate Tax Exempt Bond Fund and the Standish Intermediate Tax Exempt Bond Fund, and for the period from January 2, 1996 (start of business) to September 30, 1996 for the Standish Small Cap Tax-Sensitive Equity Fund and the Standish Tax-Sensitive Equity Fund, in conformity with generally accepted accounting principles.


Coopers & Lybrand L.L.P.
Boston, Massachusetts
November 19, 1996

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements:

         Financial Highlights of the following series of the Registrant are included in the related Prospectuses: Standish Intermediate Tax Exempt Bond Fund, Standish Massachusetts Intermediate Tax Exempt Bond Fund, Standish Small Cap Tax- Sensitive Equity Fund and Standish Tax-Sensitive Equity Fund.

         The following financial statements are included in the Statements of Additional Information of the above-referenced series of the Registrant:

         Schedule of Portfolio Investments
         Statement of Assets and Liabilities
         Statement of Operations
         Statement of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

(b)      Exhibits:

         (1)      Agreement and Declaration of Trust dated
                  August 13, 1986*

         (1A)     Certificate of Designation of Standish Fixed Income Fund**

         (1B)     Certificate of Designation of Standish International Fund**

         (1C)     Certificate of Designation of Standish Securitized Fund**

         (1D)     Certificate of Designation of Standish Short-Term Asset Reserve Fund**

         (1E)     Certificate of Designation of Standish Marathon Fund*

         (1F)     Certificate of Amendment dated November 21, 1989*

         (1G)     Certificate of Amendment dated November 29, 1989*

         (1H)     Certificate of Amendment dated April 24, 1990*


                                                        C-1




         (1I)     Certificate of Designation of Standish Equity Fund**

         (1J)     Certificate of Designation of Standish International Fixed Income Fund**

         (1K)     Certificate of Designation of Standish Intermediate Tax Exempt Bond
                  Fund*

         (1L)     Certificate of Designation of Standish Massachusetts Intermediate Tax
                  Exempt Bond Fund*

         (1M)     Certificate of Designation of Standish Global Fixed Income Fund*

         (1N)     Certificate of Designation of Standish Controlled Maturity Fund and
                  Standish Fixed Income Fund II**

         (1O)     Certificate of Designation of Standish Tax-Sensitive Small Cap Equity
                  Fund and Standish Tax-Sensitive Equity Fund**

         (1P)     Form of Certificate of Designation of Standish Equity Asset Fund,
                  Standish Small Capitalization Equity Asset Fund, Standish Fixed Income
                  Asset Fund and Standish Global Fixed Income Asset Fund**

         (1Q)     Form of Certificate of Designation of Standish Small Capitalization
                  Equity Fund II**

         (2)      Bylaws of the Registrant*

         (3)      Not applicable

         (4)      Not applicable

         (5A)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Securitized Fund**

         (5B)     Form of Investment Advisory Agreement between the Registrant and
                  Standish, Ayer & Wood, Inc. relating to Standish Short-Term Asset
                  Reserve Fund**

         (5C)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish International Fixed Income
                  Fund**


                                                        C-2




         (5D)     Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed
                  Income Fund**

         (5E)     Form of Investment Advisory Agreement between the Registrant and
                  Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax
                  Exempt Bond Fund**

         (5F)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate Tax
                  Exempt Bond Fund**

         (5G)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund**

         (5H)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Fixed Income Fund II**

         (5I)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Small Cap Tax-Sensitive Equity
                  Fund**

         (5J)     Investment Advisory Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc. relating to Standish Tax-Sensitive Equity Fund**

         (6A)     Underwriting Agreement between the Registrant and Standish Fund
                  Distributors, L.P.**

         (6B)     Revised Appendix A to Underwriting Agreement between the
                  Registrant and Standish Fund Distributors, L.P. with respect to Standish
                  Equity Asset Fund, Standish Small Capitalization Equity Asset Fund,
                  Standish Fixed Income Asset Fund and Standish Global Fixed Income
                  Asset Fund**

         (6C)     Revised Appendix A to Underwriting Agreement between the
                  Registrant and Standish Fund Distributors, L.P. with respect to Standish
                  Small Capitalization Equity Fund II**

         (7)      Not applicable

         (8A)     Master Custody Agreement between the Registrant and Investors Bank
                  & Trust Company**


                                                        C-3




         (8B)     Revised  Appendix A to Master  Custody  Agreement  between the
                  Registrant  and Investors Bank & Trust Company with respect to
                  Standish  Equity  Asset Fund,  Standish  Small  Capitalization
                  Equity  Asset  Fund,  Standish  Fixed  Income  Asset  Fund and
                  Standish Global Fixed Income Asset Fund**

         (8C)     Revised Appendix A to Master Custody Agreement between the
                  Registrant and Investors Bank & Trust with respect to Standish Small
                  Capitalization Equity Fund II**

         (9A)     Transfer Agency and Service Agreement between the Registrant and
                  Investors Bank & Trust Company**

         (9B)     Revised  Exhibit A to Transfer  Agency and  Service  Agreement
                  between the Registrant and Investors Bank & Trust Company with
                  respect  to  Standish   Equity  Asset  Fund,   Standish  Small
                  Capitalization  Equity Asset Fund, Standish Fixed Income Asset
                  Fund and Standish Global Fixed
                  Income Asset Fund**

         (9C)     Revised Exhibit A to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company with respect to
                  Standish Small Capitalization Equity Fund II**

         (9D)     Master Administration Agreement between the Registrant and Investors
                  Bank & Trust Company**

         (9E) Revised Exhibit A to Master Administration Agreement between the Registrant and Investors Bank & Trust Company with respect to Standish Equity Asset Fund, Standish Small Capitalization
                  Equity  Asset  Fund,  Standish  Fixed  Income  Asset  Fund and
                  Standish Global Fixed Income Asset Fund**

         (9F)     Revised Exhibit A to Master Administration Agreement between the
                  Registrant and Investors Bank & Trust Company with respect to
                  Standish Small Capitalization Equity Fund II*

         (9G)     Form of Administrative Services Agreement between Standish, Ayer &
                  Wood, Inc. and the Registrant on behalf of Standish Fixed Income Fund,
                  Standish Equity Fund, Standish Small Cap Equity Fund and Standish
                  Global Fixed Income Fund**


                                                        C-4




         (9H)     Revised Exhibit A to Administrative Services Agreement between
                  Standish, Ayer & Wood, Inc. and the Registrant with respect to Standish
                  Equity Asset Fund, Standish Small Capitalization Equity Asset Fund,
                  Standish Fixed Income Asset Fund and Standish Global Fixed Income
                  Asset Fund**

         (9I)     Revised Exhibit A to Administrative Services Agreement between
                  Standish, Ayer & Wood, Inc. and the Registrant on behalf of Standish
                  Small Capitalization Equity Fund II**

         (10A)    Opinion and Consent of Counsel for Standish Fixed Income Fund**

         (10B)    Opinion and Consent of Counsel for Standish Securitized Fund**

         (10C)    Opinion and Consent of Counsel for Standish Short-Term Asset Reserve
                  Fund**

         (10D)    Opinion and Consent of Counsel for Standish Small Capitalization
                  Equity Fund (formerly Standish Marathon Fund)**

         (10E)    Opinion and Consent of Counsel for Standish Equity Fund**

         (10F)    Opinion and Consent of Counsel for Standish International Fixed
                  Income Fund**

         (10G)    Opinion and Consent of Counsel for Standish Intermediate Tax Exempt
                  Bond Fund**

         (10H)    Opinion and Consent of Counsel for Standish Massachusetts
                  Intermediate Tax Exempt Bond Fund**

         (10I)    Opinion and Consent of Counsel for Standish Global Fixed Income
                  Fund**

         (10J)    Opinion and Consent of Counsel for the Registrant**

         (11A)    Consent of Independent Public Accountants***

         (11B)    Consent of Independent Public Accountants***

         (12)     Not applicable

         (13)     Form of Initial Capital Agreement between the Registrant and Standish,
                  Ayer & Wood, Inc.**

                                                        C-5




         (14)     Not applicable

         (15)     Not applicable

         (16)     Performance Calculations**

         (17A)    Financial Data Schedule of Standish Intermediate Tax Exempt Bond
                  Fund***

         (17B)    Financial Data Schedule of Standish Massachusetts Intermediate Tax
                  Exempt Bond Fund***

         (17C)    Financial Data Schedule of Standish Small Cap Tax-Sensitive Equity
                  Fund***

         (17D)    Financial Data Schedule of Standish Tax-Sensitive Equity Fund***

         (18)     Not applicable

         (19A)    Power of Attorney for Registrant (Richard S. Wood)**

         (19B)    Power of Attorney for Registrant (James E. Hollis, III)**

         (19C)    Power of Attorney for Registrant (Samuel C. Fleming)**

         (19D)    Power of Attorney for Registrant (Benjamin M. Friedman)**

         (19E)    Power of Attorney for Registrant (John H. Hewitt)**

         (19F)    Power of Attorney for Registrant (Edward H. Ladd)**

         (19G)    Power of Attorney for Registrant (Caleb Loring III)**

         (19H)    Power of Attorney for Registrant (D. Barr Clayson)**

         (19I)    Power of Attorney for Standish, Ayer & Wood Master Portfolio (Richard
                  S. Wood)**

         (19J)    Power of Attorney for Standish, Ayer & Wood Master Portfolio (Samuel
                  C. Fleming, Benjamin M. Friedman, John H. Hewitt, Edward H. Ladd,
                  Caleb Loring III, Richard S. Wood and D. Barr Clayson)**

         --------------------
         *        Filed as an exhibit to Registration

                                                        C-6

                  Statement No. 33-10615 and incorporated
                  herein by reference thereto.
         **       Filed as an exhibit to Registration
                  Statement No. 33-8214 and incorporated
                  herein by reference thereto.
         ***      Filed herewith.


Item 25.          Persons Controlled by or under Common Control with Registrant

         No person is directly or indirectly controlled by or under common control with the Registrant.


Item 26.          Number of Holders of Securities

         Set forth below is the number of record holders, as of December 31, 1996, of the shares of each series of the Registrant.

                                                                Number of Record
Title of Class                                                       Holders
--------------                                                       -------

Shares of beneficial interest, par value $.01, of:

Standish Fixed Income Fund                                              471
Standish Securitized Fund                                                12
Standish Short-Term Asset
     Reserve Fund                                                        93
Standish International Fixed
     Income Fund                                                        199
Standish Global Fixed Income Fund                                        47
Standish Equity Fund                                                    142
Standish Small Capitalization
     Equity Fund                                                        421
Standish Massachusetts Intermediate
     Tax Exempt Bond Fund                                                86
Standish Intermediate Tax Exempt
     Bond Fund                                                          107
Standish International Equity Fund                                      187
Standish Controlled Maturity Fund                                        16
Standish Fixed Income Fund II                                             4
Standish Small Cap Tax-Sensitive
  Equity Fund                                                           115

 Standish Tax-Sensitive Equity Fund                                       46
 Standish Equity Asset Fund                                                0
 Standish Small Capitalization
      Equity Asset Fund                                                    0
 Standish Fixed Income Asset Fund                                          0
 Standish Global Fixed Income Asset Fund                                   0
 Standish Small Capitalization Equity Fund II                             20


Item 27.          Indemnification

         Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28.          Business and Other Connections of Investment Advisers

         The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to all series of the Registrant other than Standish International Equity Fund, Standish Global Fixed Income Fund, Standish International Fixed Income Fund, Standish Fixed Income Fund, Standish Equity Fund, Standish Small Capitalization Equity Fund, Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund,
Standish Fixed Income Asset Fund, Standish Global Fixed Income Asset Fund and Standish Small Capitalization Equity Fund II are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

         The business and other connections of the officers and partners of Standish International Management Company, L.P. ("Standish International"), the investment adviser to Standish International Equity Fund and Standish
International Fixed Income Fund, are listed on the Form ADV of Standish International as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

         The following sections of each such Form ADV are incorporated herein by reference:

                  (a)  Items 1 and 2 of Part 2;

                  (b)  Section IV, Business Background, of
                            each Schedule D.


Item 29.          Principal Underwriter

                  (a)Standish Fund Distributors, L.P. serves as the principal underwriter of each of the series of the Registrant as listed in Item 26 above.

                  (b)Directors and Officers of Standish Fund Distributors, L.P.:

                       Positions and Offices              Positions and Offices
Name                     with Underwriter                   with Registrant


James E. Hollis, III     Chief Executive Officer            Vice President

Beverly E. Banfield      Chief Operating Officer            Vice President

    The General Partner of Standish Fund Distributors, L.P. is Standish, Ayer & Wood, Inc.

                  (c) Not applicable.

Item 30.          Location of Accounts and Records

         The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.


Item 31.          Management Services

         Not applicable


Item 32.          Undertakings

   (a)      Not applicable.

   (b) With respect to Standish Small Capitalization Equity Fund II, Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish
            Global Fixed Income Asset Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the applicable Post-Effective Amendment to its Registration Statement registering shares of such Funds.

   (c) The Registrant undertakes to furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                     STANDISH, AYER & WOOD INVESTMENT TRUST


                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement (which satisfies the requirements for filing pursuant to Rule 485(b) under the Securities Act of
1933) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 22nd day of January, 1997.


                                             STANDISH, AYER & WOOD
                                             INVESTMENT TRUST



                                             /s/ James E. Hollis, III
                                             James E. Hollis, III, Treasurer


         The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



         Signature                          Title                                       Date


Richard S. Wood*                            Trustee and President                       January 22, 1997
------------------------
Richard S. Wood                             (principal executive officer)


/s/ James E. Hollis, III                    Treasurer (principal                        January 22, 1997
------------------------
James E. Hollis, III                        financial and accounting
                                            officer) and Secretary


D. Barr Clayson*                            Trustee                                     January 22, 1997
D. Barr Clayson


Samuel C. Fleming*                          Trustee                                     January 22, 1997
Samuel C. Fleming


Benjamin M. Friedman*                       Trustee                                     January 22, 1997
Benjamin M. Friedman


John H. Hewitt*                             Trustee                                     January 22, 1997
John H. Hewitt


Edward H. Ladd*                             Trustee                                     January 22, 1997
Edward H. Ladd


Caleb Loring III*                           Trustee                                     January 22, 1997
Caleb Loring III


*By:  /s/ James E. Hollis, III
     James E. Hollis, III
     Attorney-In-Fact


                                  EXHIBIT INDEX


Exhibit

(11A)   Consent of Independent Public Accountants

(11B)   Consent of Independent Public Accountants

(17A)   Financial Data Schedule of Standish Intermediate Tax Exempt Bond Fund

(17B) Financial Data Schedule of Standish Massachusetts Intermediate Tax Exempt Bond Fund

(17C)   Financial Data Schedule of Standish Small Cap Tax-Sensitive Equity Fund

(17D)   Financial Data Schedule of Standish Tax-Sensitive Equity Fund